File No. 33-84546
                                                         File No. 811-8786

As Filed with the Securities and Exchange Commission on April 30, 1998



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /_X__/
         Pre-Effective Amendment No.  ___                  /_ __/
         Post-Effective Amendment No. _7_                  /_X__/

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT     _____
OF 1940                                                    /_X__/

         Amendment No. 8                                   /_X__/

                           (Check appropriate box or boxes)

                       PIONEER VARIABLE CONTRACTS TRUST
               (Exact name of registrant as specified in charter)

                  60 State Street, Boston, Massachusetts 02109
                (Address of principal executive office) Zip Code

                                 (617) 742-7825
              (Registrant's Telephone Number, including Area Code)

                  Joseph P. Barri, Hale and Dorr LLP, 60 State
                   Street, Boston, MA 02109
               (Name and address of agent for service)

         It is proposed that this filing will become effective (check appropriate box):

         ___ immediately upon filing pursuant to paragraph (b) _X_ on May 1, 1998 pursuant to paragraph (b)
         ___ 60 days after  filing  pursuant to paragraph (a)(1)
         ___ on [date] pursuant to paragraph (a)(1)
         ___ 75 days after  filing  pursuant to paragraph  (a)(2)
         ___ on [date]  pursuant to paragraph (a)(2) of Rule 485

Title of Securities:  Shares of Beneficial Interest, no par value

                         PIONEER VARIABLE CONRACTS TRUST

     Cross-Reference Sheet Showing Location in Prospectus and Statementof Additional Information of Information Required by Items of the Registration Form

                                                       Location in
                                                       Prospectus or
                                                       Statement of
                                                       Additional
Form N-1A Item Number and Caption                      Information
---------------------------------                      -----------

1.    Cover Page                                       Prospectus - Cover Page

2.    Synopsis                                         Prospectus
                                                       -Highlights--Pioneer
                                                       Variable
                                                       Contracts Trust

3    Condensed Financial Information                   Financial Highlights

4.   General Description of Registrant                 Prospectus -
                                                       Highlights--Pioneer
                                                       Variable
                                                       Contracts Trust;
                                                       Investment
                                                       Objectives and
                                                       Policies;
                                                       The Fund
                                                       and the Pioneer
                                                       Organization;
                                                       Shareholder Information.

  5.      Management of the Fund                       Prospectus -
                                                       The Fund and
                                                       the Pioneer
                                                       Organization;
                                                       Fund
                                                       Management Fees and
                                                       Other
                                                       Expenses.

6.       Capital Stock and Other Securities            Prospectus
                                                       - Investment
                                                       Objectives and Policies;
                                                       Shareholder Information.

7.       Purchase of Securities Being
           Offered                                     Prospectus -
                                                       Shareholder
                                                       Information.

                                                       Location in
                                                       Prospectus or
                                                       Statement of
                                                       Additional
Form N-1A Item Number and Caption                      Information
---------------------------------
-----------


8.       Redemption or Repurchase                      Prospectus - Shareholder
                                                       Information.

9.       Pending Legal Proceedings                     Not Applicable


10.      Cover Page                                    Statement of Additional
                                                       Information - Cover Page

11.      Table of Contents                             Statement of Additional
                                                       Information - Cover Page

12.      General Information and History               Statement of Additional
                                                       Information - Cover Page;
                                                       Description of Shares

13.      Investment Objectives and Policy              Statement of Additional
                                                       Information - Investment
                                                       Policies and Restrictions

14.      Management of the Fund                        Statement of Additional
                                                       Information - Management
                                                       of the Trust;
                                                       Investment Adviser

15.      Control Persons and Principal Holders
           of Securities                               Statement of Additional
                                                       Information - Management
                                                       of the Trust

16.      Investment Advisory and Other
           Services                                    Statement of Additional
                                                       Information - Management
                                                       of the
                                                       Trust; Investment
                                                       Adviser;
                                                       Principal Underwriter;
                                                       Custodian; Independent
                                                       Public
                                                       Accountant

                                                       Location in
                                                       Prospectus or
                                                       Statement of
                                                       Additional
Form N-1A Item Number and Caption                      Information
---------------------------------                      -----------

17.      Brokerage Allocation and Other
           Practices                                   Statement of Additional
                                                       Information - Portfolio
                                                       Transactions

18.      Capital Stock and Other Securities            Statement of Additional
                                                       Information -
                                                       Description
                                                       of Shares

19.      Purchase, Redemption and Pricing of
           Securities Being Offered                    Statement of Additional
                                                       Information -
                                                       Determination of
                                                       Net Asset Value

20.      Tax Status                                    Statement of Additional
                                                       Information - Tax Status

21.      Underwriters                                  Statement of Additional
                                                       Information - Principal
                                                       Underwriter

22.      Calculation of Performance Data               Statement of Additional
                                                       Information - Investment
                                                       Results

23.      Financial Statements                          Statement of Additional
                                                       Information - Financial
                                                       Statements

                        PIONEER VARIABLE CONTRACTS TRUST

                                     PART A

                            10 PORTFOLIO PROSPECTUS

PIONEER VARIABLE CONTRACTS TRUST
Prospectus

May 1, 1998


                               TABLE OF CONTENTS

                                              PAGE
--------------------------------------------------
I.        HIGHLIGHTS .......................    2
II.       HOW THE FUND WORKS ...............    8
III.      RISK CONSIDERATIONS ..............   12
IV.       THE FUND AND THE PIONEER
          ORGANIZATION .....................   15

                                              PAGE
--------------------------------------------------
V.        FUND MANAGEMENT FEES
          AND OTHER EXPENSES ...............   17
VI.       PERFORMANCE ......................   17
VII.      DISTRIBUTIONS AND TAXES ..........   18
VIII.     SHAREHOLDER INFORMATION ..........   19
IX.       APPENDIX .........................   20




      PIONEER VARIABLE CONTRACTS TRUST (the Fund) is an open-end, management investment company primarily designed to provide investment vehicles for variable annuity and variable life insurance contracts (Variable Contracts) of various insurance companies.

The Fund currently offers these Portfolios:

INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital primarily through investments in non-United States (U.S.) equity securities and related depositary receipts.

CAPITAL GROWTH PORTFOLIO seeks capital appreciation through a diversified portfolio of securities consisting primarily of common stocks.


GROWTH SHARES PORTFOLIO seeks appreciation of capital through investments in common stocks, together with preferred stocks, bonds, and debentures which are convertible into common stocks.


REAL ESTATE GROWTH PORTFOLIO seeks long-term growth of capital primarily through investments in the securities of real estate investment trusts (REITs) and other real estate industry companies. Current income is the Portfolio's secondary investment objective.


GROWTH AND INCOME PORTFOLIO seeks reasonable income and growth of capital by investing in a broad list of carefully selected, reasonably priced securities.

EQUITY-INCOME PORTFOLIO seeks current income and long-term capital growth by investing in a portfolio of income-producing equity securities of U.S. corporations.


BALANCED PORTFOLIO seeks capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds.

SWISS FRANC BOND PORTFOLIO seeks to approximate the performance of the Swiss franc relative to the U.S. dollar while earning a reasonable level of income.

AMERICA INCOME PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital. The Portfolio invests in U.S. Government Securities and in "when issued" commitments and repurchase agreements with respect to such securities.

MONEY MARKET PORTFOLIO seeks current income consistent with preserving capital and providing liquidity. The Portfolio seeks to maintain a stable $1.00 share price; however, there can be no assurance that a $1.00 share price will be maintained.


PORTFOLIO RETURNS AND SHARE PRICES FLUCTUATE AND THE VALUE OF YOUR ACCOUNT UPON REDEMPTION MAY BE MORE OR LESS THAN YOUR PURCHASE PRICE. SHARES IN THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND ARE NOT GUARANTEED BY THE U.S. GOVERNMENT. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS OBJECTIVE.


      Investors considering the purchase of shares of any Portfolio should read this Prospectus before investing. It is designed to provide you with information and help you decide if the goal of one or more of the Portfolios matches your own. Retain this document for future reference.

      Shares of each Portfolio may be purchased primarily by the separate accounts of insurance companies, for the purpose of funding Variable Contracts. Particular Portfolios may not be available in your state due to various insurance or other regulations. Please check with your insurance company for available Portfolios. Inclusion of a Portfolio in this Prospectus which is not available in your state is not to be considered a solicitation. This Prospectus should be read in conjunction with the separate account prospectus of the specific insurance product which accompanies this Prospectus. Shares of each Portfolio also may be purchased by certain qualified pension and retirement plans (Qualified Plans). See "Shareholder Information -- Investments in Shares of the Portfolios" for more complete information.


      A Statement of Additional Information dated May 1, 1998 as supplemented or revised from time to time for the Fund has been filed with the Securities and Exchange Commission (the "SEC") and is incorporated herein by reference. This free Statement is available upon request from your insurance company. Other information about the Fund has been filed with the SEC and is available though the SEC's internet web site (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. HIGHLIGHTS
   PIONEER VARIABLE CONTRACTS TRUST

[Top Arrow] More Aggressive                    More Conservative [Bottom arrow]


Pioneer Variable Contracts Trust (the Fund) is an open-end management investment company that currently consists of ten distinct Portfolios. Shares of the Portfolios are offered primarily to holders of insurance company variable annuity and variable life insurance contracts (Variable Contracts). You may obtain certain tax benefits by purchasing a Variable Con tract (refer to the prospectus of your insurance company's separate account for a discussion of the tax benefits).


Each Portfolio has its own distinct INVESTMENT OBJECTIVE AND POLICIES. In striving to meet its objective, each Portfolio will face the challenges of changing business, economic and mar ket conditions. Each Portfolio offers different levels of poten tial return and will experience different levels of risk.

No single Portfolio constitutes a complete investment plan. Each Portfolio's share price (except as described below for Money Market Portfolio), yield and total return will fluctuate and an investment in a Portfolio may be worth more or less than your original cost when shares are redeemed. Money
Market Portfolio seeks to maintain a constant $1.00 share price although there can be no assurance it will do so.

Pioneering Management Corporation (Pioneer) is the invest ment adviser to each Portfolio. Each Portfolio pays a fee to its investment adviser for managing the Portfolio's invest ments and business affairs. For a discussion of these fees, please see "Fund Management Fees and Other Expenses."

Each Portfolio complies with various insurance regulations.
Please read your insurance company's separate account pro spectus for more specific information relating to insurance regulations and instructions on how to invest in and redeem from each Portfolio. For a general discussion of how to buy and sell Portfolio shares, see "Shareholder Information" in this Prospectus.

CHOOSING A PORTFOLIO

The illustration below shows the expected relationship between the return potential and the level of risk normally associated with each Portfolio's investment objective. Refer to "How the Fund Works" for additional information on each Portfolio's investment objective and policies.


PORTFOLIO               STRATEGIC FOCUS
INTERNATIONAL           Invests for long-term growth of
GROWTH                  capital primarily through
                        investments in non-U.S. equity
                        securities and related depositary
                        receipts.

CAPITAL                 Invests for capital appreciation
GROWTH                  through a diversified portfolio of
                        securities consisting primarily
                        of common stocks.

GROWTH                  Invests for appreciation of
SHARES                  capital through investments in
                        common stocks, together with
                        preferred stocks, bonds, and
                        debentures which are convertible
                        into common stocks.

REAL ESTATE             Invests for long-term growth
GROWTH                  of capital primarily through
                        investments in REITs and other
                        real estate industry companies.
                        Current income is the Portfolio's
                        secondary investment objective.

GROWTH AND              Invests for reasonable income
INCOME                  and growth of capital by
                        investing in a broad list of
                        carefully selected, reasonably
                        priced securities.

EQUITY-INCOME           Invests for current income and
                        long-term capital growth by
                        investing in a portfolio of
                        income-producing equity
                        securities of U.S. corporations.

BALANCED                Invests for capital growth and
                        current income by actively
                        managing investments in a
                        diversified portfolio of common
                        stocks and bonds.

SWISS FRANC             Invests to approximate the
BOND                    performance of the Swiss franc
                        relative to the U.S. dollar while
                        earning a reasonable level of
                        income.

AMERICA                 Invests for as high a level of
INCOME                  current income as is consistent
                        with the preservation of capital.
                        The Portfolio invests in U.S.
                        Government Securities and in
                        "when-issued" commitments and
                        repurchase agreements with
                        respect to such securities.

MONEY MARKET            Invests for current income
                        consistent with preserving
                        capital and providing liquidity.

The following information has been audited by Arthur Andersen LLP, independent public accountants, in connection with their audit of the Portfolios' financial statements. Arthur Andersen LLP's report on the Fund's financial statements as of December 31, 1997 appears in the Portfolios' Annual Report which is incorporated by reference into the Statement of Additional Information. The information below should be read in conjunction with financial statements contained in the Portfolios' Annual Report. The Annual Report includes more information about the Portfolios' performance and is available free of charge upon request from your insurance company.

FINANCIAL HIGHLIGHTS
SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:


                                                          INTERNATIONAL GROWTH PORTFOLIO
                                              ------------------------------------------------------
                                               FOR THE YEAR    FOR THE YEAR        MARCH 1, 1995
                                                   ENDED           ENDED           (COMMENCEMENT
                                               DECEMBER 31,    DECEMBER 31,       OF OPERATIONS)
                                                   1997            1996        TO DECEMBER 31, 1995
                                              -------------- ---------------- ----------------------
Net asset value, beginning of period ........   $ 11.83        $ 10.93             $10.00
                                                -------        -------             ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ......................   $  0.06        $  0.05             $   --
 Net realized and unrealized gain (loss)
  on investments ............................      0.53*          0.88*              1.04*
                                                -------        -------             ------
   Net increase (decrease) from
    investment operations ...................   $  0.59        $  0.93             $ 1.04
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ......................     (0.03)            --                 --
 In excess of net investment income .........        --             --              (0.02)
 Net realized gain ..........................     (0.16)         (0.03)             (0.09)
                                                -------        -------             ------
   Net increase (decrease) in net
    asset value .............................   $  0.40        $  0.90             $ 0.93
                                                -------        -------             ------
Net asset value, end of period ..............   $ 12.23        $ 11.83             $10.93
                                                =======        =======             ======
Total return** ..............................      4.87%          8.54%             10.42%
Ratio of net expenses to average net
 assets + ...................................      1.49%          1.52%              2.10%***
Ratio of net investment income (loss) to
 average net assets + .......................      0.78%          0.78%             (0.25)%***
Portfolio turnover rate .....................       133%           115%               139%***
Average brokerage commission per share          $0.0034        $0.0033                 --
Net assets, end of period (in thousands)        $49,412        $24,770             $2,967
RATIO ASSUMING NO WAIVER OF MANAGEMENT
 FEES AND ASSUMPTION OF EXPENSES BY
 PIONEER AND NO REDUCTION FOR FEES PAID
 INDIRECTLY:
 Net expenses ...............................      1.71%          3.04%             17.22%***
 Net investment income (loss) ...............      0.56%         (0.74)%           (15.37)%***
RATIO ASSUMING WAIVER OF MANAGEMENT
 FEES AND ASSUMPTION OF EXPENSES BY
 PIONEER AND REDUCTION FOR FEES PAID
 INDIRECTLY:
 Net expenses ...............................      1.48%          1.50%              1.75%***
 Net investment income (loss) ...............      0.79%          0.80%              0.10%***

                                                          CAPITAL GROWTH PORTFOLIO
                                              ------------------------------------------------
                                                                               MARCH 1, 1995
                                               FOR THE YEAR   FOR THE YEAR     (COMMENCEMENT
                                                   ENDED          ENDED       OF OPERATIONS)
                                               DECEMBER 31,   DECEMBER 31,    TO DECEMBER 31,
                                                   1997           1996             1995
                                              -------------- -------------- ------------------
Net asset value, beginning of period ........   $  13.05       $ 11.57           $10.00
                                                --------       -------           ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ......................   $   0.12       $  0.03           $ 0.02
 Net realized and unrealized gain (loss)
  on investments ............................       3.09          1.71             1.69
                                                --------       -------           ------
   Net increase (decrease) from
    investment operations ...................   $   3.21       $  1.74           $ 1.71
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ......................         --         (0.03)           (0.02)
 In excess of net investment income .........         --            --               --
 Net realized gain ..........................      (0.11)        (0.23)           (0.12)
                                                --------       -------           ------
   Net increase (decrease) in net
    asset value .............................   $   3.10       $  1.48             1.57
                                                --------       -------           ------
Net asset value, end of period ..............   $  16.15       $ 13.05           $11.57
                                                ========       =======           ======
Total return** ..............................      24.69%        15.03%           17.13%
Ratio of net expenses to average net
 assets + ...................................       0.80%         0.93%            1.56%***
Ratio of net investment income (loss) to
 average net assets + .......................       1.02%         0.37%            0.48%***
Portfolio turnover rate .....................         50%           41%              46%***
Average brokerage commission per share          $ 0.0556       $0.0661               --
Net assets, end of period (in thousands)        $105,476       $48,572           $9,357
RATIO ASSUMING NO WAIVER OF MANAGEMENT
 FEES AND ASSUMPTION OF EXPENSES BY
 PIONEER AND NO REDUCTION FOR FEES PAID
 INDIRECTLY:
 Net expenses ...............................       0.80%         0.95%            3.95%***
 Net investment income (loss) ...............       1.02%         0.35%           (1.91)%***
RATIO ASSUMING WAIVER OF MANAGEMENT
 FEES AND ASSUMPTION OF EXPENSES BY
 PIONEER AND REDUCTION FOR FEES PAID
 INDIRECTLY:
 Net expenses ...............................       0.79%         0.92%            1.49%***
 Net investment income (loss) ...............       1.03%         0.38%            0.55%***


---------
  *  Includes foreign currency transactions.

 ** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

*** Annualized.

  + Ratio assuming no reduction for fees paid indirectly.

SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:


                                                                      GROWTH SHARES PORTFOLIO
                                                                     -------------------------
                                                                          OCTOBER 31, 1997
                                                                           (COMMENCEMENT
                                                                           OF OPERATIONS)
                                                                        TO DECEMBER 31, 1997
                                                                     -------------------------
Net asset value, beginning of period ...............................          $ 15.00
                                                                              -------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income .............................................          $  0.01
 Net realized and unrealized gain (loss) on investments ............             0.33*
                                                                              -------
   Net increase (decrease) from investment operations ..............          $  0.34
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .............................................               --
 Tax return of capital .............................................               --
   Net realized gain ...............................................               --
                                                                              -------
 Net increase (decrease) in net asset value ........................          $  0.34
                                                                              -------
Net asset value, end of period .....................................          $ 15.34
                                                                              =======
Total return** .....................................................             2.27%
Ratio of net expenses to average net assets ........................             1.25%***
Ratio of net investment income to average net assets ...............             0.60%***
Portfolio turnover rate ............................................               16%***
Average brokerage commission per share .............................          $0.0595
Net assets, end of period (in thousands) ...........................          $ 4,646
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF EXPENSES BY
 PIONEER AND NO REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ......................................................             6.57%***
 Net investment income (loss) ......................................            (4.72)%***
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF EXPENSES BY PIONEER
 AND REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ......................................................               --
 Net investment income (loss) ......................................               --



                                                                           REAL ESTATE GROWTH PORTFOLIO
                                                                     -----------------------------------------
                                                                     FOR THE YEAR ENDED    FOR THE YEAR ENDED
                                                                      DECEMBER 31, 1997     DECEMBER 31, 1996
                                                                     -------------------- --------------------
Net asset value, beginning of period ...............................         $ 14.46              $ 11.23
                                                                             --------             -------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income .............................................         $  0.47              $  0.54
 Net realized and unrealized gain (loss) on investments ............            2.54                 3.34
                                                                             --------             -------
   Net increase (decrease) from investment operations ..............         $  3.01              $  3.88
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .............................................           (0.45)               (0.53)
 Tax return of capital .............................................              --                   --
   Net realized gain ...............................................           (0.12)               (0.12)
                                                                             -------              -------
 Net increase (decrease) in net asset value ........................         $  2.44              $  3.23
                                                                             -------              -------
Net asset value, end of period .....................................         $ 16.90              $ 14.46
                                                                             =======              =======
Total return** .....................................................           21.16%               35.73%
Ratio of net expenses to average net assets ........................            1.25%+               1.34%+
Ratio of net investment income to average net assets ...............            3.16%+               4.63%+
Portfolio turnover rate ............................................              28%                  41%
Average brokerage commission per share .............................         $0.0597              $0.0595
Net assets, end of period (in thousands) ...........................         $42,187              $11,115
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF EXPENSES BY
 PIONEER AND NO REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ......................................................            1.37%                3.35%
 Net investment income (loss) ......................................            3.04%                2.62%
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF EXPENSES BY PIONEER
 AND REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ......................................................            1.24%                1.24%
 Net investment income (loss) ......................................            3.17%                4.73%



                                                                      REAL ESTATE GROWTH
                                                                           PORTFOLIO
                                                                     ---------------------
                                                                         MARCH 31, 1995
                                                                         (COMMENCEMENT
                                                                         OF OPERATIONS)
                                                                      TO DECEMBER 31, 1995
                                                                     ---------------------
Net asset value, beginning of period ...............................           $10.00
                                                                               ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income .............................................           $ 0.12
 Net realized and unrealized gain (loss) on investments ............             1.55
                                                                               ------
   Net increase (decrease) from investment operations ..............           $ 1.67
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income .............................................            (0.23)
 Tax return of capital .............................................            (0.18)
   Net realized gain ...............................................            (0.03)
                                                                               ------
 Net increase (decrease) in net asset value ........................           $ 1.23
                                                                               ------
Net asset value, end of period .....................................           $11.23
                                                                               ======
Total return** .....................................................            16.96%
Ratio of net expenses to average net assets ........................             2.10%***+
Ratio of net investment income to average net assets ...............             2.68%***+
Portfolio turnover rate ............................................                1%***
Average brokerage commission per share .............................               --
Net assets, end of period (in thousands) ...........................           $  512
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF EXPENSES BY
 PIONEER AND NO REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ......................................................            45.96%***
 Net investment income (loss) ......................................           (41.18)%***
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF EXPENSES BY PIONEER
 AND REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ......................................................             1.57%***
 Net investment income (loss) ......................................             3.21%***



---------
  * Includes foreign currency transactions.
 ** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
*** Annualized.
  + Ratios assuming no reduction for fees paid indirectly.

SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:


                                                                    GROWTH AND INCOME PORTFOLIO
                                                                    ---------------------------
                                                                          OCTOBER 31, 1997
                                                                           (COMMENCEMENT
                                                                           OF OPERATIONS)
                                                                        TO DECEMBER 31, 1997
                                                                        --------------------
Net asset value, beginning of period .............................            $ 15.00
                                                                              -------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................            $  0.01
 Net realized and unrealized gain (loss) on investments ..........               0.80
                                                                              -------
   Net increase (decrease) from investment operations ............            $  0.81
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...........................................              (0.01)
 Net realized gain ...............................................                 --
                                                                            ---------
   Net increase (decrease) in net asset value ....................            $  0.80
                                                                            ---------
Net asset value, end of period ...................................            $ 15.80
                                                                            =========
Total return* ....................................................               5.43%
Ratio of net expenses to average net assets ......................               1.25%**
Ratio of net investment income to average net assets .............               1.07**
Portfolio turnover rate ..........................................                  0%
Average brokerage commission per share ...........................            $0.0421
Net assets, end of period (in thousands) .........................            $ 4,493
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND ASSUMPTION
 OF EXPENSES BY PIONEER AND NO REDUCTION FOR FEES PAID
 INDIRECTLY:
 Net expenses ....................................................               5.30%**
 Net investment income (loss) ....................................              (2.98)%**
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF
 EXPENSES BY PIONEER AND REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ....................................................                 --
 Net investment income (loss) ....................................                 --



                                                                                 EQUITY-INCOME PORTFOLIO
                                                                   ---------------------------------------------------
                                                                    FOR THE YEAR   FOR THE YEAR      MARCH 1, 1995
                                                                        ENDED          ENDED         (COMMENCEMENT
                                                                    DECEMBER 31,   DECEMBER 31,      OF OPERATIONS)
                                                                        1997           1996       TO DECEMBER 31, 1995
                                                                   -------------- -------------- ---------------------
Net asset value, beginning of period .............................     $  13.73        $ 12.17           $10.00
                                                                       --------        -------           ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ...........................................     $   0.35        $  0.29           $ 0.19
 Net realized and unrealized gain (loss) on investments ..........         4.44           1.54             2.16
                                                                       --------        --------          ------
   Net increase (decrease) from investment operations ............     $   4.79        $  1.83           $ 2.35
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ...........................................        (0.37)         (0.27)           (0.18)
 Net realized gain ...............................................        (0.01)            --               --
                                                                      ---------        ----------        ------
   Net increase (decrease) in net asset value ....................     $   4.41        $  1.56           $ 2.17
                                                                       --------        -------           ------
Net asset value, end of period ...................................     $  18.14        $  3.73           $12.17
                                                                       ========        =======           ======
Total return* ....................................................        35.23%         15.19%           23.62%
Ratio of net expenses to average net assets ......................         0.77%+         0.96%+           1.63%**+
Ratio of net investment income to average net assets .............         2.31%+         2.67%+           2.89%**+
Portfolio turnover rate ..........................................           15%            18%              --
Average brokerage commission per share ...........................     $ 0.0574        $0.0583               --
Net assets, end of period (in thousands) .........................     $124,213        $46,871           $6,914
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND ASSUMPTION
 OF EXPENSES BY PIONEER AND NO REDUCTION FOR FEES PAID
 INDIRECTLY:
 Net expenses ....................................................         0.77%          0.98%            5.32%**
 Net investment income (loss) ....................................         2.31%          2.65%           (0.80)%**
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF
 EXPENSES BY PIONEER AND REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ....................................................         0.77%          0.95%            1.47%**
 Net investment income (loss) ....................................         2.31%          2.68%            3.05%**


---------

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
** Annualized.
 + Ratio assuming no reduction for fees paid indirectly.

SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:



                                                                                 BALANCED PORTFOLIO
                                                                  -------------------------------------------------
                                                                                                      MARCH 1,
                                                                                                        1995
                                                                   FOR THE YEAR   FOR THE YEAR     (COMMENCEMENT
                                                                       ENDED          ENDED        OF OPERATIONS)
                                                                   DECEMBER 31,   DECEMBER 31,    TO DECEMBER 31,
                                                                       1997           1996              1995
                                                                  -------------- -------------- -------------------
Net asset value, beginning of period ............................   $ 13.19        $ 11.87           $10.00
                                                                    -------        -------           ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ..........................................   $  0.36        $  0.29           $ 0.20
 Net realized and unrealized gain (loss) on investments .........      1.94           1.39             1.87
                                                                    -------        -------           ------
   Net increase (decrease) from investment operations ...........   $  2.30        $  1.68           $ 2.07
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ..........................................      0.36)         (0.29)           (0.20)
 Net realized gain ..............................................     (0.14)         (0.07)              --
                                                                    -------        -------           ------
Net increase (decrease) in net asset value ......................   $  1.80        $  1.32           $ 1.87
                                                                    -------        -------           ------
Net asset value, end of period ..................................   $ 14.99        $ 13.19           $11.87
                                                                    =======        =======           ======
Total return** ..................................................     17.62%         14.26%           20.84%
Ratio of net expenses to average net assets + ...................      0.96%          1.20%            1.76%***
Ratio of net investment income to average net assets + ..........      2.63%          2.83%            2.99%***
Portfolio turnover rate .........................................        63%            74%              --
Average brokerage commission per share ..........................   $0.0567        $0.0582               --
Net assets, end of period (in thousands) ........................   $44,008        $16,783           $2,661
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES BY PIONEER AND NO
 REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ...................................................      0.96%          1.58%           14.77%***
 Net investment income (loss) ...................................      2.63%          2.45%          (10.02)%***
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF
 EXPENSES BY PIONEER AND REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ...................................................      0.95%          1.15%            1.45%***
 Net investment income (loss) ...................................      2.64%          2.88%            3.30%***



                                                                             SWISS FRANC BOND PORTFOLIO
                                                                  -------------------------------------------------
                                                                                                    NOVEMBER 1,
                                                                                                        1995
                                                                   FOR THE YEAR   FOR THE YEAR     (COMMENCEMENT
                                                                       ENDED          ENDED        OF OPERATIONS)
                                                                   DECEMBER 31,   DECEMBER 31,    TO DECEMBER 31,
                                                                       1997           1996              1995
                                                                  -------------- -------------- -------------------
Net asset value, beginning of period ............................    $ 13.42         $ 15.06            $15.00
                                                                     -------         -------            ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ..........................................    $  0.30         $  0.14            $ 0.04
 Net realized and unrealized gain (loss) on investments .........      (1.22)*         (1.78)*            0.02*
                                                                     -------         -------            ------
   Net increase (decrease) from investment operations ...........    $ (0.92)        $ (1.64)           $ 0.06
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income ..........................................         --              --                --
 Net realized gain ..............................................         --              --                --
                                                                     -------         -------            -----
Net increase (decrease) in net asset value ......................    $ (0.92)        $  1.64            $ 0.06
                                                                     -------         -------            -----
Net asset value, end of period ..................................    $ 12.50         $ 13.42            $15.06
                                                                     =======         =======            ======
Total return** ..................................................      (6.92)%        (10.88)%            0.40%
Ratio of net expenses to average net assets + ...................       1.23%           1.20%             2.25%***
Ratio of net investment income to average net assets + ..........       3.22%           3.37%             1.70%***
Portfolio turnover rate .........................................         17%             39%               --
Average brokerage commission per share ..........................         --              --                --
Net assets, end of period (in thousands) ........................    $22,088         $13,079            $  189
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES BY PIONEER AND NO
 REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ...................................................       1.25%           2.58%            69.22%***
 Net investment income (loss) ...................................       3.20%           1.99%           (65.27)%***
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF
 EXPENSES BY PIONEER AND REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ...................................................       1.22%           1.15%             1.25%***
 Net investment income (loss) ...................................       3.23%           3.42%             2.70%***



---------
  * Includes foreign currency transactions.
 ** Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
*** Annualized.
  + Ratio assuming no reduction for fees paid indirectly.

SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:



                                                                             AMERICA INCOME PORTFOLIO
                                                                  -----------------------------------------------
                                                                                                     MARCH 1,
                                                                                                       1995
                                                                   FOR THE YEAR   FOR THE YEAR    (COMMENCEMENT
                                                                       ENDED          ENDED       OF OPERATIONS)
                                                                   DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                                                       1997           1996             1995
                                                                  -------------- -------------- -----------------
Net asset value, beginning of period ............................    $  9.78         $10.18           $10.00
                                                                     -------         ------           -------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ..........................................    $  0.54         $ 0.52           $ 0.38
 Net realized and unrealized gain (loss) on investments .........       0.26          (0.40)            0.18
                                                                     -------         ------           ------
   Net increase (decrease) from investment operations ...........    $  0.80         $ 0.12           $ 0.56
distribution to shareholders from:
 Net investment income ..........................................      (0.54)         (0.52)           (0.38)
                                                                     -------
 Net realized gain ..............................................                        --               --
                                                                                     ------           ------
Net increase (decrease) in net asset value ......................    $  0.26         $(0.40)          $(0.18)
                                                                     -------         ------           ------
Net asset value, end of period ..................................    $ 10.04         $ 9.78           $10.18
                                                                     =======         ======           ======
Total return* ...................................................       8.44%          1.30%            5.68%
Ratio of net expenses to average net assets + ...................       1.26%          1.31%            1.12%**
Ratio of net investment income to average net assets + ..........       5.46%          5.25%            5.22%**
Portfolio turnover rate .........................................         11%            60%              96%**
Net assets, end of period (in thousands) ........................    $14,519         $6,872           $3,514
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF
 EXPENSES BY PIONEER AND NO REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ...................................................       1.43%          2.24%           11.86%**
 Net investment income (loss) ...................................       5.29%          4.32%           (5.52)%**
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF
 EXPENSES BY PIONEER AND REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ...................................................       1.23%          1.25%            0.99%**
 Net investment income (loss) ...................................       5.49%          5.31%            5.35%**



                                                                              MONEY MARKET PORTFOLIO
                                                                  ----------------------------------------------
                                                                                                   NOVEMBER 1,
                                                                                                      1995
                                                                   FOR THE YEAR   FOR THE YEAR    (COMMENCEMENT
                                                                       ENDED          ENDED      OF OPERATIONS)
                                                                   DECEMBER 31,   DECEMBER 31,   TO DECEMBER 31,
                                                                       1997           1996            1995
                                                                  -------------- -------------- ----------------
Net asset value, beginning of period ............................    $  1.00        $  1.00           $ 1.00
                                                                     -------        -------           ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income ..........................................    $  0.05        $  0.04           $ 0.04
 Net realized and unrealized gain (loss) on investments .........         --             --               --
                                                                     -------        -------           ------
   Net increase (decrease) from investment operations ...........    $  0.05        $  0.04           $ 0.04
DISTRIBUTION TO SHAREHOLDERS FROM:
 Net investment income ..........................................      (0.05)         (0.04)           (0.04)
 Net realized gain ..............................................         --             --               --
                                                                     -------        -------           ------
Net increase (decrease) in net asset value ......................    $  0.00        $  0.00           $ 0.00
                                                                     -------        -------           ------
Net asset value, end of period ..................................    $  1.00        $  1.00           $ 1.00
                                                                     =======        =======           ======
Total return* ...................................................       4.64%          4.51%            4.35%
Ratio of net expenses to average net assets + ...................       1.00%          0.97%            0.81%**
Ratio of net investment income to average net assets + ..........       4.55%          4.43%            5.00%**
Portfolio turnover rate .........................................         --             --               --
Net assets, end of period (in thousands) ........................    $13,739        $11,744           $3,416
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF
 EXPENSES BY PIONEER AND NO REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ...................................................       1.17%          1.29%            8.34%**
 Net investment income (loss) ...................................       4.38%          4.11%           (2.53)%**
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF
 EXPENSES BY PIONEER AND REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ...................................................       0.99%          0.96%            0.74%**
 Net investment income (loss) ...................................       4.56%          4.44%            5.07%**


---------

 * Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.

** Annualized.

 + Ratio assuming no reduction for fees paid indirectly.

II. HOW THE FUND WORKS

INVESTMENT OBJECTIVES AND POLICIES


The Fund's Portfolios are designed to serve as investment vehicles primarily for Variable Contracts of insurance companies. The Fund currently offers ten Portfolios with different investment objectives and policies which are described below. Each Portfolio's investment objective is fundamental and can be changed only by vote of a majority of the outstanding shares of the Portfolio. All other investment policies of each Portfolio are nonfundamental and may be changed by the Fund's Trustees without shareholder approval. There is no assurance that a Portfolio will achieve its investment objective.



Each Portfolio may invest up to 100% of its total assets in short-term investments for temporary defensive purposes. A Portfolio will assume a temporary defensive posture only when economic and other factors are such that Pioneer believes there to be extraordinary risks in being substantially invested in the securities in which the Portfolio normally concentrates its investments. Refer to the Appendix for a description of short-term investments.


INTERNATIONAL GROWTH PORTFOLIO seeks long-term growth of capital primarily through investments in non-U.S. equity securities and related depositary receipts. Non-U.S. equity securities are equity securities of issuers that are organized and have principal offices in foreign countries. For information on depositary receipts, please refer to the Appendix.



Normally, at least 80% of the Portfolio's total assets will be invested in equity securities and related depositary receipts. The Portfolio may not invest more than 25% of its total assets in securities of issuers from any one country except Japan or the United Kingdom. Also, with the exception of the Japanese yen, the British pound and the U.S. dollar, no more than 25% of the Portfolio's total assets may be denominated in the currency of any one country. Substantial investments in Japan and the United Kingdom or their currencies will subject the Portfolio to the risks associated with changing economic, market and social conditions in Japan and the United Kingdom. Refer to "Risks of International Investments" for more information.


The Portfolio is managed in accordance with the value investment philosophy of Pioneer. This approach consists of developing a diversified portfolio of securities consistent with the Portfolio's investment objective and selected primarily on the basis of Pioneer's judgment that the securities have an underlying value, or potential value, which exceeds their current prices. The analysis and quantification of the economic worth, or "value," of an individual company reflects Pioneer's assessment of the company's assets and the company's prospects for earnings growth over the next three to five years. Pioneer relies primarily on the knowledge, experience and judgment of its own research staff, but also receives and uses information from a variety of outside sources, including brokerage firms, electronic databases, specialized research firms and technical journals.

When allocating the Portfolio's investments among geographic regions and individual countries, Pioneer considers various criteria, such as prospects for relative economic growth among countries, expected levels of inflation, government policies influencing business conditions, and the outlook for currency relationships. Pioneer currently expects to invest most of the Portfolio's assets in securities of issuers located in countries such as:
Australia, Canada, Finland, Hong Kong, Japan, New Zealand, Singapore, Sweden, the United Kingdom and the other developed countries of Western Europe. The Portfolio may also invest in the securities of issuers located in countries with emerging markets such as: Algeria, Argentina, Bangladesh, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, Czech Republic, Ecuador, Egypt, Ghana, Greece, Hungary, India, Indonesia, Israel, Jamaica, Jordan, Kenya, Kuwait, Malaysia, Mexico, Morocco, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Russia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe. Normally, at least 65% of the Portfolio's total assets will be invested in at least three different non-U.S. countries. In addition, most of the securities purchased by the Portfolio will be denominated in foreign currencies.


Pioneer may normally invest up to 20% of the Portfolio's total assets in short-term debt securities, including certain securities issued by U.S. and non-U.S. governments and banks, and debt securities of non-U.S. and U.S. companies.


The Portfolio will not purchase lower rated debt securities or unrated debt securities of comparable quality. See "Risk Considerations -- Risks of Medium and Lower Rated Debt Securities." Pioneer expects that opportunities for long-term growth of capital will come primarily from the Portfolio's investments in equity securities, including common stock, securities such as warrants or rights that are convertible into common stock, preferred stock and depositary receipts for such securities.


OTHER INVESTMENT PRACTICES. Refer to the Appendix for information on the Portfolio's possible use of illiquid investments, restricted securities, warrants, options and futures contracts, forward foreign currency exchange contracts and repurchase agreements, and its ability to lend securities.

CAPITAL GROWTH PORTFOLIO seeks capital appreciation through a diversified portfolio of securities consisting primarily of common stocks. Normally, at least 80% of the Portfolio's assets will be invested in common stocks and in securities with common stock characteristics, such as convertible bonds and preferred stocks. In selecting individual equity securities to be purchased by the Portfolio, Pioneer uses the "investing for value" approach as described above for International Growth Portfolio.


The Portfolio may invest up to 25% of its total assets in non-U.S. securities. For a discussion of international investing, please see "Risks of International Investments." The Portfolio may invest up to 5% of its net assets in REITs. See "Risks Associated with Real Estate Investment Trusts."


Other Investment Practices. Refer to the Appendix for information on the Portfolio's possible use of repurchase agree-ments, illiquid investments, restricted securities, options, futures contracts and forward foreign currency exchange contracts, and its ability to lend securities.


GROWTH SHARES PORTFOLIO seeks appreciation of capital through investments in common stocks, together with preferred stocks, bonds, and debentures which are convertible into common stocks. Current income will be incidental to the Portfolio's primary objective. In selecting securities for investment, Pioneer attempts to identify companies that have better-than-average earnings growth potential and those industries that stand to enjoy the greatest benefit from the expected economic environment. The Portfolio seeks to purchase the securities of companies that are thought to be best situated in those industry groupings. The Portfolio invests in companies in a variety of industries in an attempt to reduce overall exposure to investment and market risks.

The Portfolio may invest up to 25% of its net assets in non-U.S. securities. For a discussion of international investing, please see "Risks of International Investments." The Portfolio may invest up to 5% of its net assets in REITs. See "Risks Associated with Real Estate Investment Trusts." The Portfolio may invest up to 5% of the Portfolio's net assets in lower rated debt securities or unrated debt securities of comparable quality. See "Risks of Medium and Lower Rated Debt Securities."

OTHER INVESTMENT PRACTICES. Refer to the Appendix for information on the Portfolio's possible use of repurchase agreements, illiquid investments, restricted securities, when-issued securities, forward foreign currency exchange contracts, and its ability to lend securities.

REAL ESTATE GROWTH PORTFOLIO seeks long-term growth of capital primarily through investments in REITs and other real estate industry companies. Current income is the Portfolio's secondary investment objective. The Portfolio will invest in a non-diversified portfolio consisting of equity securities of REITs and other real estate industry companies and, to a lesser extent, in debt securities of such companies and in mortgage-backed securities. Normally, at least 75% of the Portfolio's assets will be invested in equity securities of REITs and other real estate industry companies. See "Risks Associated with the Real Estate Industry" and "Risks Associated with Real Estate Investment Trusts."


A real estate industry company is defined as a company that derives at least 50% of its gross revenues or net profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry like building supplies or mortgage servicing. The equity securities of real estate industry companies in which the Portfolio will invest consist of common stock, shares of beneficial interest of REITs and securities with common stock characteristics, such as preferred stock and debt securities convertible into common stock.


The Portfolio may also invest up to 25% of its total assets in: (a) debt securities of real estate industry companies, (b) mortgage-backed securities, such as mortgage pass-through certificates, real estate mortgage investment conduit (REMIC) certificates and collateralized mortgage obligations (CMOs) and
(c) short-term investments. See "Risks Associated with Mortgage-Backed Securities." The Portfolio may invest up to 10% of its net assets in equity and debt securities of non-U.S. real estate companies provided that purchases of Canadian securities are not subject to this limitation. See "Risks of International Investments."

Pioneer will invest no more than 5% of the Portfolio's net assets in lower rated debt securities or unrated debt securities of comparable quality. See "Risks of Medium and Lower Rated Debt Securities."


The Portfolio will purchase the securities of REITs and other real estate industry companies when, in Pioneer's judgment, their market price appears to be less than their fundamental value and/or which offer a high level of current income consistent with reasonable investment risk. In selecting specific investments, Pioneer will attempt to identify securities with significant potential for appreciation relative to their downside exposure and/or which have a timely record and high level of interest or dividend payments. In making these determinations, Pioneer will take into account price/earnings ratios, cash flow, the relationship of asset value to market price of the securities, interest or dividend payment history and other factors which it may determine from time to time to be relevant. Pioneer will attempt to allocate the Portfolio's investments across regional economies and property types.

Unlike the other Portfolios, Real Estate Growth Portfolio is a non-diversified mutual fund under the Investment Company Act of 1940 (the 1940 Act). As a non-diversified mutual fund, the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

OTHER INVESTMENT PRACTICES. Refer to the Appendix for information about the Portfolio's possible use of repurchase agreements, illiquid investments, restricted securities, options and futures, and its ability to lend securities.


GROWTH AND INCOME PORTFOLIO seeks reasonable income and growth of capital by investing in a broad list of carefully selected, reasonably priced securities. Most of the Portfolio's assets are invested in common stocks and other equity securities such as preferred stocks and securities convertible into common stock, but the Portfolio may also invest in debt securities and cash equivalent investments.

The largest portion of the Portfolio's assets is invested in securities that have paid dividends within the preceding twelve months, but some non-income producing securities are held for anticipated increases in value. The Portfolio is managed in accordance with Pioneer's value investment philosophy as described above for International Growth Portfolio.

The Portfolio may invest in non-U.S. securities. While there is no requirement to do so, the Portfolio intends to limit its investments in foreign securities to no more than 10% of its net assets. For a discussion of international investing, please see "Risks of International Investments." The Portfolio may invest up to 5% of its net assets in REITs. See "Risks Associated with Real Estate Investment Trusts." The Portfolio may invest up to 5% of the Portfolio's net assets in debt securities, including convertible securities, which are rated less than investment grade or the equivalent. See " Risks of Medium and Lower Rated Debt Securities."

OTHER INVESTMENT PRACTICES. Refer to the Appendix for information on the Portfolio's possible use of repurchase agreements, illiquid investments, restricted securities, writing (selling) covered call options, forward foreign currency exchange contracts, and its ability to lend securities.

EQUITY-INCOME PORTFOLIO seeks current income and long-term capital growth primarily by investing in the income-producing equity securities of U.S. corporations.

Normally, at least 80% of the Portfolio's total assets will be invested in income-producing common or preferred stock. The remainder of the Portfolio's assets may be invested in debt securities, most of which are expected to be convertible into common stock. Pioneer will invest no more than 10% of the Portfolio's net assets in lower rated debt securities, including convertible securities, or unrated debt securities of comparable quality. See " Risks of Medium and Lower Rated Debt Securities." The Portfolio may invest up to 5% of its net assets in REITs. See "Risks Associated with Real Estate Investment Trusts."

The Portfolio is managed in accordance with Pioneer's "investing for value" investment philosophy as described above for International Growth Portfolio.



OTHER INVESTMENT PRACTICES. Refer to the Appendix for information on the Portfolio's possible use of repurchase agreements and its ability to lend securities.


BALANCED PORTFOLIO seeks capital growth and current income by actively managing investments in a diversified portfolio of equity securities and bonds. Normally, equity securities and bonds will each represent 35% to 65% of the Portfolio's assets.


The assets of the Portfolio allocated to equity securities will be invested in common stocks and in securities with common stock characteristics, such as convertible bonds and preferred stocks. Normally, Portfolio assets allocated to bonds will be invested in (1) debt securities rated "A" or higher by Standard & Poor's Ratings Group (S&P) or Moody's Investors Service, Inc. (Moody's) or, if unrated, judged by Pioneer to be of comparable quality, (2) commercial paper of comparable quality and (3) U.S. Government Securities, GNMA Certificates (described below) and CMOs. The Portfolio may, however, invest up to 20% of its total assets in debt securities that are rated "BBB" by S&P or "Baa" by Moody's, or, if unrated, judged by Pioneer to be of comparable quality, and in commercial paper that is of comparable quality. See "Risks of Medium and Lower Rated Debt Securities." Although the Portfolio intends to be fully invested, normally a portion of the Portfolio's total assets may be invested in cash and short-term investments. Refer to the Appendix for a description of short-term investments.


Consistent with its investment objectives, the Portfolio may invest up to 25% of its total assets in non-U.S. securities and related forward foreign currency exchange contracts, however investments in non-U.S. securities may not exceed 10% of its total assets. For a further discussion of international investing, please see "Risks of International Investments." The Portfolio may invest up to 5% of its net assets in REITs. See "Risks Associated with Real Estate Investment Trusts."


The allocation of the Portfolio's assets between stocks and bonds will vary in response to conclusions drawn from Pioneer's continual assessment of business, economic and market conditions. The mix of equity securities, bonds, short-term investments and cash may be held in whatever proportions Pioneer determines are necessary for defensive purposes.

OTHER INVESTMENT PRACTICES. Refer to the Appendix for information on the Portfolio's possible use of repurchase agreements and its ability to lend securities. The Portfolio will not invest in futures or options, except that the Portfolio may use forward foreign currency exchange contracts and purchase and sell options and futures contracts relating to foreign currencies.

SWISS FRANC BOND PORTFOLIO seeks to approximate the performance of the Swiss franc relative to the U.S. dollar while earning a reasonable level of income. The Portfolio was developed by Pioneer with the assistance of JML Swiss Investment Counsellors, A.G., a Swiss financial consultant.


Normally, the Portfolio invests at least 65% of its total assets in (1) government and corporate debt securities that are denominated in Swiss francs and (2) combinations of forward foreign currency exchange contracts and debt securities that are not denominated in Swiss francs ("non-Swiss franc securities") designed to link the value of the investment in the non-Swiss franc security to the performance of the Swiss franc. Pioneer expects that these combination investments generally will represent no more than 25% of the Portfolio's total assets. The Portfolio's investments in debt securities are investment grade (i.e., rated "BBB" or higher by S&P or "Baa" or higher by Moody's or, if unrated, determined by Pioneer to be of comparable quality). The Portfolio's weighted average maturity normally will not exceed three years, but may be as long as five years if Pioneer determines that a longer weighted average maturity is appropriate in response to existing or expected market conditions.


The Portfolio may invest up to 35% of its total assets in investment grade commercial paper, bank obligations and money market instruments which may be denominated in the Swiss franc or other currencies. Normally, at least 50% of the Portfolio's investments will be denominated in Swiss francs. An investment in the Portfolio may effectively hedge a diversified investment program by offering protection against declines in the value of the U.S. dollar relative to the Swiss franc.

OTHER INVESTMENT PRACTICES. Refer to the Appendix for information on the Portfolio's possible use of illiquid investments, restricted securities, futures and options contracts, forward currency exchange contracts and repurchase agreements, and its ability to lend securities.

AMERICA INCOME PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital. Normally, the Portfolio invests in U.S. Government Securities and in "when-issued" commitments and repurchase agreements with respect to such securities.

The Portfolio's investments in U.S. Government Securities may include certain mortgage-backed securities, such as mortgage pass-through certificates and collateralized mortgage obligations (CMOs). See the Appendix and "Risks Associated with Mortgage-Backed Securities."

U.S. Government Securities are debt securities issued or guaranteed as to principal and interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank, the Student Loan Marketing Association or the Federal National Mortgage Association are supported by the agency's right to borrow money from the U.S. Treasury under certain circumstances. Securities issued by the Federal Home Loan Bank are supported only by the credit of the agency. There is no guarantee that the U.S. Government will support these types of securities, and therefore they involve more risk than U.S. Government Securities that are backed by the full faith and credit of the United States.

U.S. Government Securities that are backed by the full faith and credit of the United States include (1) U.S. Treasury obligations, which differ only in their interest rates, maturities and times of issuance, and
(2) obligations of varying maturities issued or guaranteed by certain agencies and instrumentalities of the U.S. Government, such as mortgage participation certificates (GNMA Certificates) guaranteed by the Government National Mortgage Association (GNMA) and Federal Housing Administration (FHA) debentures, for which the U.S. Treasury unconditionally guarantees payment of principal and interest. Although the payment when due of interest and principal on these securities is backed by the full faith and credit of the United States, this guarantee does not extend to the market value of these securities. The net asset value of the Portfolio's shares will fluctuate accordingly.


The Portfolio is free to take advantage of the entire range of maturities offered by U.S. Government Securities and the average maturity of the Portfolio may vary significantly. Under normal circumstances, however, the Portfolio's dollar-weighted average portfolio maturity is not expected to exceed 20 years.

GNMA Certificates. The Portfolio may invest all or any portion of its assets in GNMA Certificates but it is not obligated to do so; the portion of its assets so invested will vary with Pioneer's view of the relative yields and values of GNMA Certificates compared to U.S. Treasury obligations and other U.S. Government Securities. GNMA Certificates are mortgage-backed securities which evidence part ownership of a pool of mortgage loans. The GNMA Certificates which the Portfolio may purchase are the "modified pass-through" type. Modified pass-through certificates entitle the holder to receive all principal and interest owed on the mortgages in the pool, net of fees paid to the issuer and GNMA, regardless of whether or not the mortgagor actually makes the payment.

GNMA Certificates may offer yields higher than those available from other types of U.S. Government Securities. However, because of principal prepayments and foreclosures with respect to mortgages in the underlying pool, they may be less effective than other types of securities as a means of "locking in" attractive long-term interest rates. Prepayments generally can be invested only at lower interest rates.

"When-Issued" GNMA Certificates. When-issued or delayed delivery transactions arise when securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield which is fixed at the time of entering into the transaction. However, the yield on a comparable GNMA Certificate when the transaction is consummated may vary from the yield on the GNMA Certificate at the time that the when-issued or delayed delivery transaction was made. Also, the market value of the when-issued or delayed delivery GNMA Certificate may increase or decrease as a result of changes in general interest rates. When-issued and delayed delivery transactions involve risk of loss if the value of a GNMA Certificate declines before the settlement date.

The value of when-issued GNMA Certificate purchase commitments at any time will not exceed the value of the Portfolio's assets invested in U.S. Treasury bills (i.e., U.S. Treasury obligations with maturities of one year or less) and other debt securities having remaining maturities of less than six months. In addition, the Portfolio's aggregate investments in when-issued or delayed delivery commitments and repurchase agreements may not exceed 25% of its assets.

OTHER INVESTMENT PRACTICES. Refer to the Appendix for information on the Portfolio's possible use of repurchase agreements and its ability to lend securities.

MONEY MARKET PORTFOLIO seeks current income consistent with preserving capital and providing liquidity. The Portfolio should be considered as a temporary investment rather than as an income or cash management vehicle. Pioneer will invest the Portfolio's assets in the following types of high-quality money market instruments.

 [bullet] U.S. Government Securities.

 [bullet] Obligations of U.S. banks and their non-U.S. branches, savings and loan associations with total assets in excess of $1 billion and certain smaller banks and savings and loan associations satisfying criteria described in the State-ment of Additional Information. These obligations include certificates of deposit and bankers' acceptances.

 [bullet] Commercial Paper: that is, short-term unsecured promissory notes of corporations, including variable amount master demand notes rated, on the date of investment, A-1 by S&P or P-1 by Moody's, or, if unrated, issued by companies having outstanding debt rated AAA or AA by S&P or Aaa or Aa by Moody's.

 [bullet] Short-Term Corporate Debt Securities: that is, bonds and debentures with no more than 397 days remaining to maturity at date of settlement and rated AAA or AA by S&P or Aaa or Aa by Moody's.

The Portfolio may enter into repurchase agreements with approved banks and broker-dealers for periods not to exceed seven days and only with respect to U.S. Government Securities that, throughout the period, have a value at least equal to the amount of the repurchase agreement (including accrued interest). No more than 25% of the Portfolio's assets will be invested in any one industry, except that there is no percentage limitation on investments in bank obligations or U.S. Government Securities.

Many of the instruments in which Money Market Portfolio may invest are described in the Appendix.

QUALITY. Money Market Portfolio may purchase only high quality securities that Pioneer believes present minimal credit risks. To be considered high quality, a security must be rated, in accordance with applicable rules, in one of the two highest categories for short-term securities by the major rating services, such as S&P or Moody's (or by one, if only one rating service has rated the security), or, if unrated, judged to be of equivalent quality by Pioneer.

High quality securities are divided into "first tier" and "second tier" securities. First tier securities have received the highest rating (e.g., S&P's A-1 rating) from at least two rating services (or one, if only one has rated the security). Second tier securities have received ratings within the two highest categories (e.g., S&P's A-1 or A-2) from at least two rating services (or one, if only one has rated the security), but do not qualify as first tier securities. If a security has been assigned different ratings by different rating services, at least two rating services must have assigned the higher rating in order for Pioneer to determine eligibility on the basis of that higher rating. Based on procedures adopted by the Fund's Board of Trustees, Pioneer may determine that an unrated security is of equivalent quality to a rated first or second tier security.


Diversification. As a money market fund, the Portfolio is subject to the following special diversification requirements. The Portfolio may not invest more than 5% of its total assets in securities issued by or subject to demand features from any one issuer (except U.S. Government Securities and repurchase agreements collateralized by such securities). In addition, the Portfolio may not invest (1) more than 5% of its total assets in second tier securities or (2) more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer (other than U.S. Government Securities).


Maturity Policies. The Portfolio must limit its investments to securities with remaining maturities of 397 days or less and must maintain a dollar-weighted average maturity of 90 days or less.

III. RISK CONSIDERATIONS
RISKS OF INTERNATIONAL INVESTMENTS


The information contained in these paragraphs is of particular importance to International Growth Portfolio and Swiss Franc Bond Portfolio; however, Capital Growth, Growth Shares, Balanced, Real Estate Growth and Growth and Income Portfolios may also make non-U.S. investments. Pioneer limits the amount of Capital Growth, Growth Shares and Balanced Portfolio's net assets that may be invested in non-U.S. securities to 25%. Pioneer limits the amount of Growth and Income Portfolio's net assets that may be invested in non-U.S. securities to 10%. Pioneer limits the amount of Real Estate Growth Portfolio's net assets that may be invested in non-U.S. securities to 10%, provided that purchases of Canadian securities are not subject to this limitation. Investing outside the U.S. involves different opportunities and different risks from U.S. investments. Pioneer believes that it may be possible to obtain significant returns from a portfolio of non-U.S. investments, or a combination of non-U.S. investments and U.S. investments, and to achieve increased diversification in comparison to a portfolio invested solely in U.S. securities. By including international investments in your investment portfolio, you may gain increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.


International investing in general may involve greater risks than U.S. investments. There is generally less publicly available information about non-U.S. issuers, and there may be less government regulation and supervision of non-U.S. stock exchanges, brokers and listed companies. There may be difficulty in enforcing legal rights outside the United States. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those that apply to U.S. companies. Security trading practices abroad may offer less protection to investors such as the Portfolios. Settlement of transactions in some non-U.S. markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Portfolio's investments. Additionally, in some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of securities, property, or other assets of a Portfolio, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries. Pioneer will take these factors into consideration in managing each Portfolio's non-U.S. investments.

International Growth Portfolio may invest a portion of its assets in developing countries, or in countries with new or developing capital markets; for example, countries in Eastern Europe. The considerations noted above are generally intensified for these investments. These countries may have relatively unstable governments, economies based on only a few industries, and securities markets that trade a small number of securities. Securities of issuers located in these countries tend to have volatile prices and may offer significant potential for loss as well as gain.


FOREIGN CURRENCIES. The value of Swiss Franc Bond Portfolio's and International Growth Portfolio's non-U.S. investments, and the value of dividends and interest earned by these Portfolios, may be significantly affected by changes in currency exchange rates. Currency exchange rates may also affect Capital Growth, Growth Shares, Balanced, Real Estate Growth and Growth and Income Portfolios to the extent that these Portfolios invest in non-U.S. securities. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Portfolios. Pioneer may attempt to manage currency exchange rate risks for the Portfolios (other than Swiss Franc Bond Portfolio). However, there is no assurance that Pioneer will do so at an appropriate time or that Pioneer will be able to predict exchange rates accurately. For example, to the extent that Pioneer increases a Portfolio's exposure to a foreign currency, and that currency's value subsequently falls, Pioneer's currency management may result in increased losses to the Portfolio. Similarly, if Pioneer hedges a Portfolio's exposure to a foreign currency, and the currency's value rises, the Portfolio will lose the opportunity to participate in the currency's appreciation.


Because Swiss Franc Bond Portfolio seeks to approximate the performance of the Swiss franc relative to the U.S. dollar, the Portfolio will be particularly susceptible to the effects of social, political and economic events that affect Switzerland and the value of the Swiss franc relative to the U.S. dollar. Pioneer will not actively manage the currency exchange rate risk associated with the Portfolio's investments. For information about the Swiss economy and the Swiss franc, see the Appendix.


CURRENCY MANAGEMENT. The relative performance of foreign currencies can be an important factor in the performance of Swiss Franc Bond Portfolio, and in the performance of International Growth Portfolio, each of which invests the predominant portion of its assets outside the United States. The performance of Capital Growth, Growth Shares, Balanced, Real Estate Growth and Growth and Income Portfolios may also be affected by the relative performance of foreign currencies, but to a lesser extent. Pioneer may manage International Growth, Capital Growth, Growth Shares, Real Estate Growth, Growth and Income and Balanced Portfolios' exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies can provide for U.S. investors.

To manage exposure to currency fluctuations, International Growth, Capital Growth, Growth Shares, Growth and Income and Balanced Portfolios may enter into forward foreign currency exchange contracts (agreements to exchange one currency for another at a future date) and buy and sell options and futures contracts relating to foreign currencies. The Portfolios will use forward foreign currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies. Other currency management strategies allow the Portfolios to hedge portfolio securities, to shift investment exposure from one currency to another, or to attempt to profit from anticipated declines in the value of a foreign currency relative to the U.S. dollar. Subject to compliance with tax requirements, there is no overall limitation on the amount of International Growth Portfolio's assets that may be committed to currency management strategies. Capital Growth, Growth Shares, Growth and Income and Balanced Portfolio may engage in currency management strategies only to the extent that they invest in non-U.S. securities. Because Real Estate Growth Portfolio may only invest up to 10% of its net assets in non-U.S. securities, it does not actively seek to manage exposure to currency fluctuations.


Swiss Franc Bond Portfolio may enter into forward foreign currency exchange contracts to purchase Swiss francs in connection with its investments in non-Swiss franc securities. The Portfolio may engage in this practice in order to link an investment in a non-Swiss franc security to the value of the Swiss franc. The Portfolio's use of this strategy will be subject to compliance with tax requirements.

RISKS OF MEDIUM AND LOWER RATED DEBT SECURITIES

All the Portfolios except America Income and Money Market Portfolios may invest in medium rated debt securities which are usually defined as securities rated "BBB" by S&P or "Baa" by Moody's. Medium rated debt securities have speculative characteristics and involve greater risk of loss than higher rated debt securities, and are more sensitive to changes in the issuer's capacity to make interest payments and repay principal. Medium rated debt securities represent a somewhat more aggressive approach to income investing than higher rated debt securities. If the rating of a debt security is reduced below investment grade (i.e., below "BBB" by S&P or "Baa" by Moody's), Pioneer will consider whatever action is appropriate, consistent with the Portfolio's investment objective and policies.


Growth Shares, Real Estate Growth, Growth and Income, and Equity-Income Portfolios may invest up to 5% of their net assets in lower rated debt securities. International Growth and Swiss Franc Bond Portfolios may not purchase lower rated debt securities, but up to 5% of their net assets may be invested in such securities as a result of credit quality downgrades. Lower rated debt securities are usually defined as securities rated below "BBB" by S&P or "Baa" by Moody's. Investments in lower rated debt securities are speculative and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments on such securities.

The considerations discussed above for medium and lower rated debt securities also apply to medium and lower quality, unrated debt instruments of all types. Unrated debt instruments are not necessarily of lower quality than similar rated instruments, but they may not be attractive to as many buyers. Each Portfolio relies more on Pioneer's credit analysis when investing in debt securities that are unrated.

Please refer to the Statement of Additional Information for a discussion of Moody's and S&P's ratings.

RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY


Although Real Estate Growth Portfolio does not invest directly in real estate, it does invest in real estate equity securities and will concentrate its investments in the real estate industry, and therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.


In addition, if Real Estate Growth Portfolio has rental income or income from the disposition of real property acquired as a result of a default on securities the Portfolio owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "Distributions and Taxes" in the Statement of Additional Information. Investments by the Portfolio in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.


RISKS ASSOCIATED WITH REAL ESTATE INVESTMENT TRUSTS

Real Estate Growth Portfolio may invest without limitation in shares of REITs. Capital Growth Portfolio, Growth Shares Portfolio, Growth and Income Portfolio, Equity-Income Portfolio and Balanced Portfolio may invest up to 5% of its net assets in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). Each Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions under the 1940 Act. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.


Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.


RISKS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES

Real Estate Growth, Balanced and America Income Portfolios may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent participation in, or are collateralized by and payable from, mortgage loans secured by real property. America Income Portfolio may invest in mortgage-backed securities issued or guaranteed by the U.S. government and its agencies and instrumentalities, including CMOs collateralized by GNMA, Fannie Mae or Freddie Mac certificates. Real Estate Growth Portfolio may invest in a variety of mortgage-backed securities and Balanced Portfolio may invest in GNMA Certificates and CMOs. Refer to the APPENDIX for a description of these securities.


Investing in mortgage-backed securities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. These risks include the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.


The yield characteristics of mortgage-backed securities, such as those in which the Portfolio may invest, differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.


Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, Real Estate Growth Portfolio, Balanced Portfolio and America Income Portfolio may fail to recoup fully their investments in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. When a Portfolio reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. Government Securities as a means of "locking in" interest rates.

IV. THE FUND AND THE PIONEER ORGANIZATION

The Fund is an open-end, management investment company organized as a Delaware business trust on September 16, 1994. The Fund has its own Board of Trustees, which supervises its activities and reviews contractual arrangements with companies that provide each Portfolio with services. The Fund is not required to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or the Fund as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving a management contract. An insurance company issuing a Variable Contract that participates in the Fund will vote shares of the Portfolios held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policyowners and must vote shares of the Portfolios in proportion to the voting instructions received. For a further discussion of voting rights, please refer to your insurance company's separate account prospectus.


The Pioneer Group, Inc. (PGI), established in 1928, is one of America's oldest investment managers and has its principal business address at 60 State Street, Boston, Massachusetts 02109. PGI is the parent company of Pioneer and a number of different companies located in the U.S. and several other countries. These companies provide a variety of financial services and products. Each Portfolio employs various PGI companies to perform certain activities required for its operation. In an effort to avoid conflicts of interest with the Fund, the Fund and Pioneer have adopted a Code of Ethics that is designed to maintain a high standard of personal conduct by directing that all personnel defer to the interests of the Fund and its shareholders in making personal securities transactions.


John F. Cogan, Jr., Chairman and President of the Fund, President and a Director of PGI and Chairman and a Director of Pioneer, owned approximately 14% of the outstanding capital stock of PGI as of the date of this Prospectus.

THE MANAGER


Pioneer, the investment adviser to each Portfolio, provides investment research and portfolio management services to a number of other mutual funds and certain institutional clients. It maintains a staff of experienced investment personnel and a full complement of related support facilities. As of December 31, 1997, Pioneer advised mutual funds with a total value of over $19 billion, which includes more than 1,000,000 U.S. shareholder accounts, and other institutional accounts. Pioneer Funds Distributor, Inc. (PFD), with its principal business address at 60 State Street, Boston, Massachusetts 02109, distributes shares of the Portfolios and shares of Pioneer's retail mutual funds.

Mr. David Tripple, President and Chief Investment Officer of Pioneer and Executive Vice President of the Fund, has general responsibility for Pioneer's investment operations. Mr. Tripple chairs special committees which review the research and portfolio operations for the Portfolios. Each committee is responsible for focusing on select investment categories including domestic equities, international equities, domestic fixed-income and international fixed-income. Mr. Tripple joined Pioneer in 1974. Ms. Theresa Hamacher, Senior Vice President of PMC, oversees U.S. equity research and portfolio management.


The Portfolio Managers responsible for day-to-day management of the Portfolios are:

INTERNATIONAL GROWTH PORTFOLIO: Norman Kurland, Senior Vice President of Pioneer. Mr. Kurland joined Pioneer in 1990 after working with a variety of investment and industrial concerns.


CAPITAL GROWTH PORTFOLIO: J. Rodman Wright, Vice President of Pioneer. Mr. Wright joined Pioneer in 1994 and has ten years investment experience.

GROWTH SHARES PORTFOLIO: Jeffrey B. Poppenhagen, Vice President of Pioneer. Mr. Poppenhagen joined Pioneer in 1996 and has ten years of investment experience.


REAL ESTATE GROWTH PORTFOLIO: Robert Benson, Senior Vice President of Pioneer, who joined Pioneer in 1974.


GROWTH AND INCOME PORTFOLIO: John A. Carey, Vice President of Pioneer. Mr. Carey joined Pioneer in 1979.


EQUITY-INCOME PORTFOLIO: John A. Carey, Vice President of Pioneer. Mr. Carey joined Pioneer in 1979.

AMERICA INCOME PORTFOLIO: Sherman B. Russ, Senior Vice President of Pioneer. Mr. Russ joined Pioneer in 1983.

bALANCED PORTFOLIO: William C. Field, Vice President of Pioneer. Mr. Field joined Pioneer in 1991.

SWISS FRANC BOND PORTFOLIO: Salvatore P. Pramas, Vice President of Pioneer. Mr. Pramas joined Pioneer in 1994 after working for a number of investment management firms.


THE REAL ESTATE GROWTH PORTFOLIO SUBADVISER. Boston Financial Securities, Inc.
(BFS), the investment subadviser to Real Estate Growth Portfolio since May 1, 1996, is an affiliate of The Boston Financial Group Limited Partnership, a Massachusetts limited partnership ("Boston Financial"), which together with a predecessor business has extensive experience and expertise in placing, evaluating and providing advice on a variety of real estate related investments since 1969 for individuals, institutions and real estate professionals. Several other affiliates of BFS also provide a variety of financial, consulting and management services to real estate investors and developers. Boston Financial oversees investment in over $4.5 billion of properties in 49 states. The company serves over 30,000 investors with equity contributions in excess of $2 billion in real estate investments.

In its capacity as subadviser to the Portfolio, BFS (i) identifies and analyzes real estate industry companies, including real estate properties and other permissible investments for the Real Estate Growth Portfolio, (ii) analyzes market conditions affecting the real estate industry generally and specific geographical and securities markets in which the Portfolio may invest or is invested, (iii) continuously reviews and analyzes the investments in the Real Estate Growth Portfolio's portfolio and (iv) furnishes advisory reports based on such analysis to Pioneer.


Mr. Fred N. Pratt, Jr. has the ultimate responsibility for overseeing the provision of subadvisory services to the Real Estate Growth Portfolio. Mr. Pratt is President and Chief Executive officer of Boston Financial, a Director of BFS and a Trustee of the Real Estate Growth Portfolio. Mr. Pratt has worked in the real estate industry since 1969. Mr. Mark Howard-Johnson, a Vice President of BFS, is primarily responsible for the day-to-day provision of subadvisory services to the Real Estate Growth Portfolio since September 30, 1996. Mr. Howard-Johnson has worked as a real estate analyst since 1994. The executive office of BFS is located at 101 Arch Street, Boston, Massachusetts 02110.


Each Portfolio, other than Swiss Franc Bond Portfolio, has an investment objective and policies similar to those of an existing Pioneer retail mutual fund. International Growth Portfolio is most similar to Pioneer International Growth Fund, Capital Growth Portfolio to Pioneer Capital Growth Fund, Growth Shares Portfolio to Pioneer Growth Shares, Real Estate Growth Portfolio to Pioneer Real Estate Shares, Growth and Income Portfolio to Pioneer Fund, Equity-Income Portfolio to Pioneer Equity-Income Fund, Balanced Portfolio to Pioneer Balanced Fund, America Income Portfolio to Pioneer America Income Trust and Money Market Portfolio to Pioneer Cash Reserves Fund. Performance of these Portfolios is not expected to be the same as the performance of the corresponding retail mutual fund due in part to dissimilarities in their investments. Various insurance costs will also affect the performance of investments in the Portfolios, as measured for the Accumulation Units of your Variable Contract.

Certain information technology experts currently predict the possibility of a widespread failure of computer systems and certain other equipment which will be triggered on or after certain dates -- primarily January 1, 2000 -- due to a systemic inability to process date-related information. This scenario, commonly known as the "Year 2000 Problem," could have an adverse impact on individuals and businesses including the Fund and other mutual funds and financial organizations. PMC and its affiliates are taking steps believed to be adequate to address the Year 2000 Problem with respect to the systems and equipment controlled by the Fund's investment adviser, broker-dealer and transfer agent. In addition, other entities providing services to the Fund and its shareholders are being asked to provide assurances that they have undertaken similar measures with respect to their systems and equipment. Although PMC is not expecting any adverse impact to it or its clients from the Year 2000 Problem, it cannot provide complete assurances that its efforts or the efforts of its key vendors will be successful.

PORTFOLIO TRANSACTIONS


Orders for each Portfolio's securities transactions are placed by Pioneer, which strives to obtain the best price and execution for each transaction. In circumstances where two or more broker-dealers are in a position to offer comparable prices and execution, consideration may be given to whether the broker-dealer provides investment research or brokerage services or sells shares of a Portfolio, any Pioneer mutual fund or other funds for which Pioneer or any other affiliate or subsidiary serves as investment adviser or manager. See the Statement of Additional Information for a further description of Pioneer's brokerage allocation practices.


Each of the Portfolios is substantially fully invested at all times. It is the policy of the Portfolios not to engage in trading for short-term profits, although a Portfolio may do so when it believes a particular transaction will contribute to the achievement of its investment objective. Nevertheless, changes in any Portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the initial investment decision, and usually without reference to the length of time a security has been held. Accordingly, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions.

The frequency of portfolio transactions -- a Portfolio's turnover rate -- will vary from year to year depending on market conditions. Portfolio turnover rates are not generally expected to exceed 100% with the exception of International Growth Portfolio's turnover rate, which may be as high as 300%. See "Financial Highlights" for actual turnover rates. Because a higher turnover rate increases transaction costs and may have certain tax consequences, Pioneer carefully weighs the anticipated benefits of short-term investment against these factors.

V. FUND MANAGEMENT FEES AND OTHER EXPENSES

Each Portfolio pays a management fee to Pioneer for managing its investments and business affairs. Each Portfolio's management fee is computed daily and paid monthly at the following annual rate:


                                    MANAGEMENT FEE AS A PERCENTAGE
                                     OF PORTFOLIO'S AVERAGE DAILY
PORTFOLIO                                     NET ASSETS
International Growth Portfolio                   1.00%
Capital Growth Portfolio                         0.65%
Growth Shares Portfolio                          0.70%
Real Estate Growth Portfolio                     1.00%
Growth and Income Portfolio                      0.65%
Equity-Income Portfolio                          0.65%
Balanced Portfolio                               0.65%
Swiss Franc Bond Portfolio                       0.65%
America Income Portfolio                         0.55%
Money Market Portfolio                           0.50%


See "Expense Information" in the Prospectus and "Investment Adviser" in the Statement of Additional Information.

Pioneer has agreed not to impose all or a portion of its management fee or to make other arrangements to reduce Portfolio expenses to a specified percentage of average daily net assets, as indicated below. Such agreements or arrangements may be terminated by Pioneer at any time without notice.


                                        MAXIMUM PORTFOLIO
                                          EXPENSES AS A
                                    PERCENTAGE OF PORTFOLIO'S
PORTFOLIO                           AVERAGE DAILY NET ASSETS
International Growth Portfolio                 1.50%
Growth Shares Portfolio                        1.25%
Real Estate Growth Portfolio                   1.25%
Growth and Income Portfolio                    1.25%
Swiss Franc Bond Portfolio                     1.25%
America Income Portfolio                       1.25%
Money Market Portfolio                         1.00%



Under the terms of its management contract with the Fund, Pioneer assists in the management of each Portfolio and is authorized in its discretion to buy and sell securities for the account of each Portfolio. Pioneer pays all the expenses, including executive salaries and the rental of certain office space, related to its services for each Portfolio, with the exception of the following which are paid by each Portfolio: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Fund with respect to the Portfolio; (d) issue and transfer taxes chargeable to the Portfolio in connection with securities transactions to which the Portfolio is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations, and all taxes and corporate fees payable by the Portfolio to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the Fund and/or its shares with the SEC, individual states or blue sky securities agencies, territories and foreign jurisdictions, including the preparation of Prospectuses and Statements of Additional Information for filing with regulatory agencies; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies; (h) charges and expenses of legal counsel to the Fund and the Trustees; (i) compensation of those Trustees of the Trust who are not affiliated with or interested persons of Pioneer, the Fund (other than as Trustees), PGI or PFD; (j) the cost of preparing and printing share certificates; and (k) interest on borrowed money, if any. In addition to the expenses described above, each Portfolio shall pay all brokers' and underwriting commissions chargeable to the Portfolio in connection with securities transactions to which the Portfolio is a party.


SUBADVISORY FEE FOR REAL ESTATE GROWTH PORTFOLIO. As compensation for its subadvisory services, Pioneer pays BFS a subadvisory fee equal to 0.30% per annum of the Real Estate Growth Portfolio's average daily net assets. The subadvisory fee payable by Pioneer to BFS could be reduced proportionally to the extent that the management fee paid by the Real Estate Growth Portfolio to Pioneer is reduced under Pioneer's voluntary expense limitation agreement or, after written notice to BFS, to the extent that Pioneer elects to utilize a portion of the management fees paid to Pioneer by the Real Estate Growth Portfolio to make payments to third parties.

VI. PERFORMANCE

Each Portfolio's performance may be quoted in advertising in terms of yield and total return if accompanied by performance for your insurance company's separate account. Performance is based on historical results and is not intended to indicate future performance. For additional performance information, contact your insurance company for a free annual report.


For America Income Portfolio, Swiss Franc Bond Portfolio, Growth and Income Portfolio, Equity-Income Portfolio and Bal-anced Portfolio, yield is a way of showing the rate of income the Portfolio earns on its investments as a percentage of the Portfolio's share price. To calculate yield, a Portfolio takes the dividend and interest income, if any, it earned from its portfolio of investments for a specified 30-day period (net of expenses), divides it by the number of its shares entitled to receive dividends and expresses the result as an annualized percentage rate based on the Portfolio's share price at the end of the 30-day period.

Money Market Portfolio's yield refers to the income generated by an investment in the Portfolio over a specified seven-day period, expressed as an annual percentage rate. The Portfolio's effective yield is calculated similarly, but assumes that the income earned from investments is reinvested in shares of the Portfolio. Money Market Portfolio's effective yield will tend to be slightly higher than its yield because of the compounding effect of this reinvestment.

Yields are calculated according to accounting methods that are standardized for all stock and bond funds. Because yield accounting methods differ from the methods used for other accounting purposes, a Portfolio's yield may not equal its distribution rate, the income paid to an account or the income reported on the Portfolio's financial statements.

A Portfolio's total return is based on the overall dollar or percentage change in value of a hypothetical investment in the Portfolio, including changes in share price (except for Money Market Portfolio) and assuming each Portfolio's dividends and capital gain distributions are reinvested at net asset value. A cumulative total return reflects a Portfolio's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Portfolio's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Portfolio's actual return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Portfolio may separate its cumulative and average annual returns into income results and capital gain or loss.

YIELDS AND TOTAL RETURNS QUOTED FOR THE PORTFOLIOS INCLUDE THE EFFECT OF DEDUCTING EACH PORTFOLIO'S EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT. SINCE SHARES OF THE PORTFOLIOS MAY BE PURCHASED PRIMARILY THROUGH A VARIABLE CONTRACT, PURCHASERS OF SUCH CONTRACTS SHOULD CAREFULLY REVIEW THE PROSPECTUS OF THE SELECTED INSURANCE PRODUCT FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. Excluding these charges from quotations of each Portfolio's performance has the effect of increasing the performance quoted. You should bear in mind the effect of these charges when comparing a Portfolio's performance to that of other mutual funds.

VII. DISTRIBUTIONS AND TAXES

For a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other payments, refer to the prospectus of the Variable Contract insurance company's separate account. It is suggested you keep all statements you receive to assist in your personal record keeping. It is expected that shares of the Portfolios will be held primarily by life insurance company separate accounts that fund Variable Contracts. A Portfolio's dividends and capital gain distributions are generally treated as ordinary income and long-term capital gain, respectively, under the Code. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any Portfolio.

Each Portfolio is treated as a separate entity for federal income tax purposes and has elected to be treated, has qualified and intends to qualify each year as a regulated investment company under Subchapter M of the Code. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, each Portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

Each Portfolio intends to pay out all of its net investment income and net realized capital gains for each year. International Growth, Capital Growth, Growth Shares and Swiss Franc Bond Portfolios distribute their dividends, if any, each year. Real Estate Growth, Growth and Income, Equity-Income and Balanced Portfolios distribute their dividends, if any, quarterly. Dividends from America Income and Money Market Portfolios are declared daily and paid monthly. Normally, net realized capital gains, if any, are distributed each year for the Portfolios. Dividends from income may also be paid at such other times as may be necessary for the Portfolios to avoid federal income or excise tax. Such income and capital gains are automatically reinvested in additional shares of the Portfolios.

All Portfolios make dividend and capital gain distributions on a per-share basis. After every distribution from each Portfolio, except Money Market Portfolio and America Income Portfolio's dividend distributions from income, the Portfolio's share price declines by the amount of the distribution as a result of the distribution. Since dividends and capital gain distributions are reinvested, the total value of an account will not be affected by such distributions because, although the shares will have a lower price, there will be correspondingly more of them.

In addition to the above, each Portfolio also follows certain portfolio diversification requirements imposed by the IRS on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. These requirements, which are in addition to the diversification requirements imposed on the Portfolios by the 1940 Act (only Real Estate Growth Portfolio is exempt from the 1940 Act's diversification requirements) and Subchapter M of the Code generally, subject to a safe harbor or other available exception, place certain percentage limitations on the assets of a Portfolio that may be represented by any one, two, three or four investments. More specific information on these diversifica-tion requirements is contained in the insurance company's separate account prospectus and in the Fund's Statement of Additional Information.

VIII. SHAREHOLDER INFORMATION
OPENING AN ACCOUNT

SINCE INDIVIDUAL INVESTORS MAY NOT PURCHASE PORTFOLIO SHARES DIRECTLY, THEY SHOULD READ THE PROSPECTUS OF THE INSURANCE COMPANY'S SEPARATE ACCOUNT TO OBTAIN INSTRUCTIONS FOR PURCHASING A VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT AND INFORMATION ON THE ALLOCATION OF RETIREMENT PLAN PURCHASE PAYMENTS AMONG THE PORTFOLIOS.

SHARE PRICE

The term "net asset value" or NAV per share refers to the worth of one share. A Portfolio's NAV per share is computed by adding the value of the Portfolio's investments, cash and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Each Portfolio is open for business each day the New York Stock Exchange (the NYSE) is open. The price of one share of a Portfolio is its NAV which is normally calculated daily as of the close of regular trading on the NYSE (normally 4:00 p.m., Eastern time).


The investments of each Portfolio (other than Money Market Portfolio) are valued at the last sale price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. Securities quoted in foreign currencies are converted to U.S. dollars utilizing foreign exchange rates employed by the Portfolios' independent pricing services. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of the Portfolios' shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Portfolio's NAV. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by the Trustees.

Money Market Portfolio's investments are valued on the basis of amortized cost. This means of valuation assumes a steady rate of amortization of any premium and discount from the date of purchase until maturity. All assets of the Portfolios for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the trustees.


INVESTMENTS IN SHARES OF THE PORTFOLIOS

Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to certain qualified pension and retirement plans (Qualified Plans). Shares offered to Qualified Plans will be offered by a separate prospectus. Shares of the Portfolios are sold at NAV. Variable Contracts may or may not make investments in all the Portfolios described in this Prospectus. Investments in each Portfolio are expressed in terms of the full and fractional shares of the Portfolio purchased. Investments in a Portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the Portfolio. Investments will be processed at the next NAV calculated after an order is received and accepted by a Portfolio. The offering of shares of any Portfolio may be suspended for a period of time and each Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size that would disrupt the management of a Portfolio.

The interests of Variable Contracts and Qualified Plans investing in the Fund could conflict due to differences of tax treatment and other considerations. The Fund currently does not foresee any disadvantages to investors arising out of the fact that each Portfolio may offer its shares to insurance company separate accounts that serve as the investment medium for their Variable Contracts or that each Portfolio may offer its shares to Qualified Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more Portfolios and shares of another Portfolio may be substituted. This might force a Portfolio to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of any Portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any Portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Portfolio.

REDEMPTIONS


Shares of a Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt and in good order as described in the prospectus of the insurance company's separate account of the redemption request by a Portfolio. Redemption proceeds will normally be forwarded by bank wire to the redeeming insurance company on the next business day after receipt of the redemption instructions by a Portfolio but in no event later than 7 days following receipt of instructions. Each Portfolio may suspend redemptions or postpone payment dates during any period in which any of the following conditions exists: the NYSE is closed or trading on the NYSE is restricted; an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets; or the SEC, by order, so permits.

Please refer to the prospectus of your insurance company's separate account for information on how to redeem from each Portfolio.

IX. APPENDIX

The following paragraphs provide a brief description of certain securities in which the Portfolios may invest and certain investment practices in which they may engage. Unless stated otherwise, each security and investment practice listed below may be used by each Portfolio. No Portfolio is limited by this discussion, however, and each Portfolio may purchase other types of securities and enter into other types of transactions if they are consistent with its investment objective and policies.

SHORT-TERM INVESTMENTS. As described in "Investment Objectives and Policies," each Portfolio (other than Money Market Portfolio) may invest in short-term investments consisting of: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's, or A-1, AA or better by S&P; obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities with remaining maturities not exceeding 18 months; and repurchase agreements. Normally, Swiss Franc Bond Portfolio may invest in similar short-term investments that are denominated in Swiss francs or other non-U.S. currencies, but may invest in U.S. dollar-denominated short-term securities for certain purposes, including temporary defensive purposes. Money Market Portfolio's short-term investments are subject to certain additional restrictions. See "Investment Objectives and Policies."

 Bankers' Acceptances are obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually backed by goods in international trade.


 Certificates of Deposit represent a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over given periods.


 Commercial Paper is a short-term unsecured promissory note, including variable amount master demand notes, issued by banks, broker-dealers, corporations or other entities for purposes such as financing their current operations.


REPURCHASE AGREEMENTS AND LENDING OF SECURITIES. As described in "Investment Objectives and Policies," each Portfolio may enter into repurchase agreements. In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back to the seller at a higher price, generally for a period not exceeding seven days and fully collateralized with investment grade debt securities with a market value of not less than 100% of the obligation, valued daily. Each Portfolio other than America Income and Money Market Portfolios may lend securities to broker-dealers and institutional investors, provided that the value of securities loaned by a Portfolio may not exceed 331/3% of its total assets. In the event of the bankruptcy of the other party to a repurchase agreement or a securities loan, a Portfolio could experience delays in recovering its cash or the securities it lent. To the extent that, in the meantime, the value of the securities purchased had decreased, or the value of the securities lent had increased, the Portfolio could experience a loss. In all cases, Pioneer must find the creditworthiness of the other party to the transaction satisfactory.


RESTRICTED SECURITIES. Each Portfolio (other than America Income and Money Market Portfolios) may invest up to 5% of its net assets in "restricted securities," (i.e., securities that would be required to be registered prior to distribution to the public), excluding restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933 and, for Portfolios that allow non-U.S. investments, foreign securities which are offered or sold outside the United States. In no instance, however, may more than 15% of a Portfolio's net assets be invested in restricted securities, including securities eligible for resale under Rule 144A. It is not possible to predict with assurance exactly how the market for such restricted securities will develop and investments in restricted securities will be carefully monitored by Pioneer and by the Fund's Trustees.


ILLIQUID INVESTMENTS. Each Portfolio may invest up to 15% (except Money Market Portfolio which is limited to 10%) of its net assets in illiquid investments which includes securities that are not readily marketable and repurchase agreements maturing in more than 7 days. The Fund's Trustees have adopted guidelines and delegated to Pioneer the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, retain sufficient oversight and are ultimately responsible for the determination. Under the supervision of the Board of Trustees, Pioneer determines the liquidity of each Portfolio's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price.

FORWARD CURRENCY EXCHANGE CONTRACTS. International Growth, Swiss Franc Bond, Capital Growth, Growth Shares, Real Estate Growth, Growth and Income and Balanced Portfolios each has the ability to hold a portion of its assets in non-U.S. currencies and purchase or sell forward currency exchange contracts to facilitate settlement of non-U.S. securities transactions or to protect against changes in currency exchange rates. A Portfolio might sell a non-U.S. currency on either a spot (i.e., cash) or forward basis to hedge against an anticipated decline in the U.S. dollar value of securities that it owns or securities that it intends to sell or has contracted to sell or to preserve the U.S. dollar value of dividends, interest or other amounts it expects to receive. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged foreign currency, it could also limit any potential gain which might result from an increase in the value of the currency. Alternatively, a Portfolio might purchase a non-U.S. currency or enter into a forward purchase contract for the non-U.S. currency to preserve the U.S. dollar price of securities it intends to purchase or has contracted to purchase. A Portfolio may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency.

Swiss Franc Bond Portfolio may also purchase and sell forward currency exchange contracts for Swiss francs in order to link the value of an investment in a non-Swiss franc security to the value of the Swiss franc. If the Portfolio enters into a forward contract to buy foreign currency, the Portfolio will be required to place cash or high grade liquid securities in a segregated account of the Portfolio maintained by the Portfolio's custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. See "Risk Considerations--Currency Management."

MORTGAGE-BACKED SECURITIES. Real Estate Growth Portfolio may invest up to 25% of its total assets in mortgage pass-through certificates and multiple-class pass-through securities, such as guaranteed mortgage pass-through securities, real estate mortgage investment conduit (REMIC) pass-through certificates, CMOs and stripped mortgage-backed securities (SMBS) and other types of mortgage-backed securities that may be available in the future. America Income Portfolio may invest in mortgage-backed securities that are issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and in CMOs. Balanced Portfolio may invest in GNMA Certificates, which are a type of mortgage pass-through security, and in CMOs.

Mortgage-backed securities are issued by government and non-government entities such as banks, mortgage lenders or other financial institutions. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and a Portfolio may invest in them if Pioneer determines they are consistent with its investment objective and policies. Real Estate Growth, Balanced and America Income Portfolios will not invest in the lowest tranche (described below) of CMOs or REMIC certificates.


The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.



 GUARANTEED MORTGAGE PASS-THROUGH SECURITIES may be purchased by Real Estate Growth, Balanced and America Income Portfolios. These securities represent participation interests in pools of residential mortgage loans and are issued by U.S. Governmental or private lenders and guaranteed by the U.S. Government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately-owned corporation for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.


 MULTIPLE-CLASS PASS-THROUGH SECURITIES AND COLLATERALIZED MORTGAGE OBLIGATIONS. Real Estate Growth Portfolio may also invest in CMOs and REMIC pass-through or participation certificates, which may be issued by, among others, U.S. government agencies and instrumentalities as well as private lenders.
 Balanced Portfolio's investments in mortgage-backed securities may include CMOs. America Income Portfolio may invest in CMOs collateralized by GNMA, Fannie Mae or Freddie Mac certificates. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the underlying mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.



 Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.


 REAL ESTATE MORTGAGE INTEREST CONDUIT interests may be purchased by Real Estate Growth Portfolio. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments.

 Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Portfolio does not intend to invest in residual interests.


 STRIPPED MORTGAGE-BACKED SECURITIES are currently intended for use only by Real Estate Growth Portfolio. Such securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.


 The prices of SMBS may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.


Options and Futures Contracts provide a way for International Growth, Capital Growth, Growth Shares, Real Estate Growth, Growth and Income and Swiss Franc Bond Portfolios to manage their exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts and writing calls, tend to hedge a Portfolio's investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Portfolio's overall strategy. A Portfolio may invest in options and futures based on any type of security, index or currency, including options and futures traded on non-U.S. exchanges and options not traded on exchanges.


Subject to compliance with tax and other requirements, Swiss Franc Bond Portfolio may enter into options and futures contracts in order to gain investment exposure to the Swiss franc.

OPTIONS AND FUTURES can be volatile investments and involve certain risks. If Pioneer applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower a Portfolio's return. A Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.

Depositary Receipts. International Growth Portfolio and, to a lesser extent Capital Growth, Real Estate Growth and Balanced Portfolios may invest in securities of non-U.S. issuers in the form of American Depositary Receipts
(ADRs), Global Depositary Receipts (GDRs) and other similar instruments. Generally, ADRs in registered form are designed for use in U.S. securities markets, and GDRs and other similar global instruments in bearer form are designed for use in non-U.S. securities markets. ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers. However, by investing in ADRs rather than directly in the stock of non-U.S. issuers, a Portfolio will avoid currency risks during the settlement period for either purchases or sales. GDRs are not necessarily denominated in the same currency as the securities for which they may be exchanged. For purposes of the Portfolios' investment policies, investments in ADRs, GDRs and similar instruments will be deemed to be investments in the equity securities into which they may be converted.


WARRANTS. International Growth, Capital Growth, Real Estate Growth, Equity-Income and Balanced Portfolios may invest in, and growth shares and Income and Growth Portfolios may invest no more than 5% of each Portfolio's total assets in, warrants, which entitle the holder to buy equity securities at a specific price over a specific period of time. Warrants may be considered more speculative than certain other types of investments, in that they do not entitle the holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. The value of a warrant may be more volatile than the value of the warrant's underlying securities. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

WHEN ISSUED SECURITIES. Growth Shares Portfolio may purchase and sell securities on a "when issued" and "delayed delivery" basis. These transactions are subject to market fluctuation; the value at the time of delivery may be more or less than the purchase price. Since the Portfolio will rely on the buyer or seller, as the case may be, to consummate the transactions, failure by the other party to complete the transaction may result in the Portfolio missing the opportunity of obtaining a price or yield considered to be advantageous. No interest accrues to the Portfolio prior to delivery. When the Portfolio is the buyer in such a transaction it will maintain, in a segregated account with its custodian, cash, U.S. government securities, or high-grade, liquid debt obligations having an aggregate value equal to the amount of such purchase commitments until payment is made. The Portfolio will make commitments to purchase securities on such basis only with the intention of actually acquiring these securities, but the Portfolio may sell such securities prior to the settlement date if such sales are considered advisable. To the extent the Portfolio engages in "when issued" and "delayed delivery" transactions, it will do so for the purpose of acquiring securities for the Portfolio consistent with the Portfolio's investment objective and policies not for the purpose of investment leverage.

                        PIONEER VARIABLE CONTRACTS TRUST

                                     PART A

           CAPITAL GROWTH AND REAL ESTATE GROWTH PORTFOLIO PROSPECTUS

PIONEER VARIABLE CONTRACTS TRUST

CAPITAL GROWTH PORTFOLIO
REAL ESTATE GROWTH PORTFOLIO
PROSPECTUS

MAY 1, 1998


                                TABLE OF CONTENTS


                                               PAGE
---------------------------------------------------
I.        HIGHLIGHTS .......................    2
II.       HOW THE FUND WORKS ...............    5
III.      RISK CONSIDERATIONS ..............    6
IV.       THE FUND AND THE PIONEER
          ORGANIZATION .....................    8

                                               PAGE
---------------------------------------------------
V.        FUND MANAGEMENT FEES
          AND OTHER EXPENSES ...............   10
VI.       PERFORMANCE ......................   10
VII.      DISTRIBUTIONS AND TAXES ..........   10
VIII.     SHAREHOLDER INFORMATION ..........   11
IX.       APPENDIX .........................   13



     PIONEER VARIABLE CONTRACTS TRUST (the Fund) is an open-end, management investment company primarily designed to provide investment vehicles for variable annuity and variable life insurance contracts (Variable Contracts) of various insurance companies. The Fund consists of ten Portfolios with different investment objectives and policies (Portfolio or Portfolios).


The following Portfolios are currently available to you:

CAPITAL GROWTH PORTFOLIO seeks capital appreciation through a diversified portfolio of securities consisting primarily of common stocks.

REAL ESTATE GROWTH PORTFOLIO seeks long-term growth of capital primarily through investments in the securities of real estate investment trusts (REITs) and other real estate industry companies. Current income is the Portfolio's secondary investment objective.


PORTFOLIO RETURNS AND SHARE PRICES FLUCTUATE AND THE VALUE OF YOUR ACCOUNT UPON REDEMPTION MAY BE MORE OR LESS THAN YOUR PURCHASE PRICE. SHARES IN THE PORTFOLIOS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION, ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY AND ARE NOT GUARANTEED BY THE UNITED STATES ("U.S.") GOVERNMENT. THERE IS NO ASSURANCE THAT A PORTFOLIO WILL ACHIEVE ITS OBJECTIVE.


     Investors considering the purchase of shares of a Portfolio should read this Prospectus before investing. It is designed to provide you with information and help you decide if the goal of one or more of the Portfolios matches your own. Retain this document for future reference.

     Shares of each Portfolio may be purchased primarily by the separate accounts of insurance companies, for the purpose of funding Variable Contracts. Particular Portfolios may not be available in your state due to various insurance or other regulations. Please check with your insurance company for available Portfolios. Inclusion of a Portfolio in this Prospectus which is not available in your state is not to be considered a solicitation. This Prospectus should be read in conjunction with the separate account prospectus of the specific insurance product which accompanies this Prospectus. Shares of each Portfolio also may be purchased by certain qualified pension and retirement plans (Qualified Plans). See "Shareholder Information -- Investments in Shares of the Portfolios" for more complete information.


     A Statement of Additional Information dated May 1, 1998, as supplemented or revised from time to time, for the Fund has been filed with the Securities and Exchange Commission and is incorporated herein by reference. This free Statement is available upon request from your insurance company. Other information about the Fund has been filed with SEC and is available through the SEC's Internet website (http://www.sec.gov).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

I. HIGHLIGHTS PIONEER VARIABLE CONTRACTS TRUST


Pioneer Variable Contracts Trust (the Fund) is an open-end management investment company that currently consists of ten distinct Portfolios, two of which are available to you. Shares of the Portfolios are offered primarily to holders of insurance company variable annuity and variable life insurance contracts (Variable Contracts). You may obtain certain tax benefits by purchasing a Variable Contract (refer to the prospectus of your insurance company's separate account for a discussion of the tax benefits).


Each Portfolio has its own distinct INVESTMENT OBJECTIVE AND POLICIES. In striving to meet its objective, each Portfolio will face the challenges of changing business, economic and market conditions. Each Portfolio offers different levels of potential return and will experience different levels of risk.

No single Portfolio constitutes a complete investment plan. Each Portfolio's share price, yield and total return will fluctuate and an investment in a Portfolio may be worth more or less than your original cost when shares are redeemed.

Pioneering Management Corporation (Pioneer) is the investment adviser to each Portfolio. Each Portfolio pays a fee to its investment adviser for managing the Portfolio's investments and business affairs. For a discussion of these fees, please see "Fund Management Fees and Other Expenses."

Each Portfolio complies with various insurance regulations. Please read your insurance company's separate account prospectus for more specific information relating to insurance regulations and instructions on how to invest in and redeem from each Portfolio. For a general discussion of how to buy and sell Portfolio shares, see "Shareholder Information" in this Prospectus.

CHOOSING A PORTFOLIO

Refer to "How the Fund Works" for additional information on each Portfolio's investment objective and policies.

  PORTFOLIO             STRATEGIC FOCUS
  CAPITAL               Invests for capital appreciation
  GROWTH                through a diversified portfolio of
                        securities consisting primarily
                        of common stocks.

  REAL ESTATE           Invests for long-term growth
  GROWTH                of capital primarily through
                        investments in the securities
                        of real estate investment trusts
                        (REITs) and other real estate
                        industry companies. Current
                        income is the Portfolio's
                        secondary investment objective.

The following information has been audited by Arthur Andersen LLP, independent public accountants, in connection with their audit of the Portfolios' financial statements. Arthur Andersen LLP's report on the Fund's financial statements as of December 31, 1997 appears in the Portfolios' Annual Report which is incorporated by reference into the Statement of Additional Information. The information listed below should be read in conjunction with those financial statements. The Annual Report includes more information about the Portfolios' performance and is available free of charge upon request from your insurance company.

FINANCIAL HIGHLIGHTS
CAPITAL GROWTH PORTFOLIO
SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:



                                                                           YEAR ENDED            MARCH 1, 1995
                                                                          DECEMBER 31,          TO DECEMBER 31,
                                                                   --------------------------- ----------------
                                                                        1997          1996           1995
                                                                   ------------- ------------- ----------------
Net asset value, beginning of period .............................  $  13.05      $ 11.57         $10.00
                                                                    --------      -------         ------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income (loss) ....................................  $   0.12      $  0.03         $ 0.02
 Net realized and unrealized gain (loss) on investments ..........      3.09         1.71           1.69
                                                                    --------      -------         ------
   Net increase (decrease) from investment operations ............  $   3.21      $  1.74         $ 1.71
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ...........................................        --        (0.03)         (0.02)
 Net realized gain ...............................................     (0.11)       (0.23)         (0.12)
                                                                    --------
   Net increase (decrease) in net asset value ....................  $   3.10      $  1.48         $ 1.57
                                                                    --------                      ------
Net asset value, end of period ...................................  $  16.15      $  3.05         $11.57
                                                                    ========      =======         ======
Total return* ....................................................     24.69%       15.03%         17.13%**+
Ratios/Supplemental Data:
Ratio of net expenses to average net assets ......................      0.80%+       0.93%+         1.56%**+
Ratio of net investment income to average net assets .............      1.02%+       0.37%+         0.48%
Portfolio turnover rate ..........................................        50%          41%            46%**
Average brokerage commission per share ...........................  $ 0.0556      $0.0661             --
Net assets, end of period (in thousands) .........................  $105,476      $48,572         $9,357
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES BY PIONEER
  AND NO REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ....................................................      0.80%        0.95%          3.95%**
 Net investment income (loss) ....................................      1.02%        0.35%         (1.91)%**
RATIO ASSUMING WAIVER OF MANAGEMENT FEES BY PIONEER AND
  REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses ....................................................      0.79%        0.92%          1.49%**
 Net investment income (loss) ....................................      1.03%        0.38%          0.55%**



---------

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of period.
** Annualized.
 + Ratio assuming no reduction for fees paid indirectly.

FINANCIAL HIGHLIGHTS
REAL ESTATE GROWTH PORTFOLIO
SELECTED DATA FOR A SHARE OUTSTANDING FOR EACH PERIOD PRESENTED:



                                                                              YEAR ENDED            MARCH 31, 1995
                                                                             DECEMBER 31,           TO DECEMBER 31,
                                                                      ---------------------------  ----------------
                                                                           1997          1996            1995
                                                                      ------------- -------------  ----------------
Net asset value, beginning of period ................................  $ 14.46       $ 11.23         $ 10.00
                                                                       ---------     ---------       -------
INCREASE (DECREASE) FROM INVESTMENT OPERATIONS:
 Net investment income (loss) .......................................  $  0.47       $  0.54         $  0.12
 Net realized and unrealized gain (loss) on investments .............     2.54          3.34            1.55
                                                                       ---------     ---------       -------
   Net increase (decrease) from investment operations ...............  $  3.01       $  3.88         $  1.67
DISTRIBUTIONS TO SHAREHOLDERS:
 Net investment income ..............................................    (0.45)        (0.53)          (0.23)
 Tax return of capital ..............................................       --            --           (0.18)
 Net realized gain ..................................................    (0.12)        (0.12)          (0.03)
   Net increase (decrease) in net asset value .......................  $  2.44       $  3.23         $  1.23
                                                                       ----------    ----------      ----------
Net asset value, end of period ......................................  $ 16.90       $ 14.46         $ 11.23
                                                                       ==========    ==========      ==========
Total return* .......................................................    21.16%        35.73%          16.96%
Ratios/Supplemental Data:
Ratio of net expenses to average net assets .........................     1.25%+        1.34%+          2.10%**+
Ratio of net investment income to average net assets ................     3.16%+        4.63%+          2.68%**+
Portfolio turnover rate .............................................       28%           41%              1%**
Average brokerage commission per share ..............................  $0.0597       $0.0595              --
Net assets, end of period (in thousands) ............................  $42,187       $11,115         $   512
RATIO ASSUMING NO WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF
 EXPENSES BY PIONEER AND NO REDUCTION FOR FEES PAID INDIRECTLY:
 Net expenses .......................................................     1.37%         3.35%          45.96%**
 Net investment income (loss) .......................................     3.04%         2.62%         (41.18)%**
RATIO ASSUMING WAIVER OF MANAGEMENT FEES AND ASSUMPTION OF
 EXPENSES BY PIONEER AND REDUCTION
 for fees paid indirectly:
 Net expenses .......................................................     1.24%         1.24%           1.57%**
 Net investment income (loss) .......................................     3.17%         4.73%           3.21%**




---------
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of period.
** Annualized.
 + Ratio assuming no reduction for fees paid indirectly.

II. HOW THE FUND WORKS

INVESTMENT OBJECTIVES AND POLICIES


The Fund's Portfolios are designed to serve as investment vehicles primarily for Variable Contracts of insurance companies. The Fund currently offers ten Portfolios with different investment objectives and policies; the two Portfolios currently available to you are described below. Each Portfolio's investment objective is fundamental and can be changed only by vote of a majority of the outstanding shares of the Portfolio. All other investment policies of each Portfolio are nonfundamental and may be changed by the Fund's Trustees without shareholder approval. There is no assurance that a Portfolio will achieve its investment objective.


Each Portfolio may invest up to 100% of its total assets in short-term investments for temporary defensive purposes. A Portfolio will assume a temporary defensive posture only when economic and other factors are such that Pioneer believes there to be extraordinary risks in being substantially invested in the securities in which the Portfolio normally concentrates its investments. Refer to the Appendix for a description of short-term investments.

CAPITAL GROWTH PORTFOLIO seeks capital appreciation through a diversified portfolio of securities consisting primarily of common stocks. Normally, at least 80% of the Portfolio's assets will be invested in common stocks and in securities with common stock characteristics, such as convertible bonds and preferred stocks.


The Portfolio is managed in accordance with Pioneer's "investing for value" investment philosophy. This approach consists of developing a diversified portfolio of securities consistent with the Portfolio's investment objective and selected primarily on the basis of Pioneer's judgment that the securities have an underlying value, or potential value, which exceeds their current prices. The analysis and quantification of the economic worth, or "value," of an individual company reflects Pioneer's assessment of the company's assets and the company's prospects for earnings growth over the next three to five years. Pioneer relies primarily on the knowledge, experience and judgment of its own research staff, but also receives and uses information from a variety of outside sources, including brokerage firms, electronic databases, specialized research firms and technical journals.

The Portfolio may invest up to 25% of its total assets in non-United States (U.S.) securities. For a discussion of international investing, please see "Risks of International Investments." The Portfolio may invest up to 5% of its net assets in real estate investment trusts (REITs). See "Risks Associated with Real Estate Investment Trusts."


OTHER INVESTMENT PRACTICES. Refer to the Appendix for information on the Portfolio's possible use of repurchase agreements, illiquid investments, restricted securities, options, futures contracts and forward foreign currency exchange contracts, and its ability to lend securities.


REAL ESTATE GROWTH PORTFOLIO seeks long-term growth of capital primarily through investments in the equity securities of REITs and other real estate industry companies. Current income is the Portfolio's secondary investment objective. The Portfolio will invest in a non-diversified portfolio consisting of equity securities of REITs and other real estate industry companies and, to a lesser extent, in debt securities of such companies and in mortgage-backed securities. Normally, at least 75% of the Portfolio's assets will be invested in equity securities of REITs and other real estate industry companies. See "Risks Associated with the Real Estate Industry" and "Risks Associated with Real Estate Investment Trusts."


A real estate industry company is defined as a company that derives at least 50% of its gross revenues or net profits from either (a) the ownership, development, construction, financing, management or sale of commercial, industrial or residential real estate or (b) products or services related to the real estate industry like building supplies or mortgage servicing. The equity securities of real estate industry companies in which the Portfolio will invest consist of common stock, shares of beneficial interest of REITs and securities with common stock characteristics, such as preferred stock and debt securities convertible into common stock.


The Portfolio may also invest up to 25% of its total assets in: (a) debt securities of real estate industry companies, (b) mortgage-backed securities, such as mortgage pass-through certificates, real estate mortgage investment conduit (REMIC) certificates and collateralized mortgage obligations (CMOs) and
(c) short-term investments. See "Risks Associated with Mortgage-Backed Securities." The Portfolio may invest up to 10% of its net assets in equity and debt securities of non-U.S. real estate companies. See "Risks of International Investments."


Pioneer will invest no more than 5% of the Portfolio's net assets in lower rated debt securities or unrated debt securities of comparable quality. See "Risk Considerations -- Risks of Medium and Lower Rated Debt Securities."

The Portfolio will purchase the securities of REITs and other real estate industry companies when, in Pioneer's judgment, their market price appears to be less than their fundamental value and/or which offer a high level of current income consistent with reasonable investment risk. In selecting specific investments, Pioneer will attempt to identify securities with significant potential for appreciation relative to their downside exposure and/or which have a timely record and high level of interest or dividend payments. In making these determinations, Pioneer will take into account price/earnings ratios, cash flow, the relationship of asset value to market price of the securities, interest or dividend payment history and other factors which it may determine from time to time to be relevant. Pioneer will attempt to allocate the Portfolio's investments across regional economies and property types.

Real Estate Growth Portfolio is a non-diversified mutual fund under the Investment Company Act of 1940 (the 1940 Act).

As a non-diversified mutual fund, the Portfolio may be more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.


Other Investment Practices. Refer to the Appendix for information about the Portfolio's possible use of repurchase agreements, illiquid investments, restricted securities, options and futures and its ability to lend securities.


III. RISK CONSIDERATIONS

RISKS OF INTERNATIONAL INVESTMENTS


Capital Growth and Real Estate Growth Portfolios may make non-U.S. investments. Pioneer limits the amount of Capital Growth Portfolio's net assets that may be invested in non-U.S. securities to 25%. Pioneer limits the amount of Real Estate Growth Portfolio's net assets that may be invested in non-U.S. securities to 10%, provided that purchases of Canadian securities are not subject to this limitation. Investing outside the U.S. involves different opportunities and different risks from U.S. investments. Pioneer believes that it may be possible to obtain significant returns from a portfolio of non-U.S. investments, or a combination of non-U.S. investments and U.S. investments, and to achieve increased diversification in comparison to a portfolio invested solely in U.S. securities. By including international investments in your investment portfolio, you may gain increased diversification by combining securities from various countries and geographic areas that offer different investment opportunities and are affected by different economic trends. At the same time, these opportunities and trends involve risks that may not be encountered in U.S. investments.

International investing in general may involve greater risks than U.S. investments. There is generally less publicly available information about non-U.S. issuers, and there may be less government regulation and supervision of non-U.S. stock exchanges, brokers and listed companies. There may be difficulty in enforcing legal rights outside the U.S. Non-U.S. companies generally are not subject to uniform accounting, auditing and financial reporting standards, practices and requirements comparable to those that apply to U.S. companies. Security trading practices abroad may offer less protection to investors such as the Portfolios. Settlement of transactions in some non-U.S. markets may be delayed or may be less frequent than in the U.S., which could affect the liquidity of a Portfolio's investments. Additionally, in some foreign countries, there is the possibility of expropriation or confiscatory taxation, limitations on the removal of securities, property, or other assets of a Portfolio, political or social instability, or diplomatic developments which could affect U.S. investments in foreign countries. Pioneer will take these factors into consideration in managing each Portfolio's non-U.S. investments.


FOREIGN CURRENCIES. Currency exchange rates may affect Capital Growth and Real Estate Growth Portfolios to the extent that these Portfolios invest in non-U.S. securities. Some foreign currency values may be volatile, and there is the possibility of governmental controls on currency exchange or governmental intervention in currency markets, which could adversely affect the Portfolios. Pioneer may attempt to manage currency exchange rate risks for the Portfolios. However, there is no assurance that Pioneer will do so at an appropriate time or that Pioneer will be able to predict exchange rates accurately. For example, to the extent that Pioneer increases a Portfolio's exposure to a foreign currency, and that currency's value subsequently falls, Pioneer's currency management may result in increased losses to the Portfolio. Similarly, if Pioneer hedges a Portfolio's exposure to a foreign currency, and the currency's value rises, the Portfolio will lose the opportunity to participate in the currency's appreciation.


CURRENCY MANAGEMENT. The performance of each Portfolio may be affected by the relative performance of foreign currencies. Pioneer may manage Capital Growth and Real Estate Growth Portfolios' exposure to various currencies to take advantage of different yield, risk, and return characteristics that different currencies can provide for U.S. investors.



To manage exposure to currency fluctuations, Capital Growth Portfolio may enter into forward foreign currency exchange contracts (agreements to exchange one currency for another at a future date) and buy and sell options and futures contracts relating to foreign currencies. Capital Growth and Real Estate Growth Portfolios will use forward foreign currency exchange contracts in the normal course of business to lock in an exchange rate in connection with purchases and sales of securities denominated in foreign currencies. Other currency management strategies allow the Portfolios to hedge portfolio securities, to shift investment exposure from one currency to another, or to attempt to profit from anticipated declines in the value of a foreign currency relative to the U.S. dollar. Capital Growth Portfolio may engage in currency management strategies only to the extent that it invests in non-U.S. securities. Because Real Estate Growth Portfolio may only invest up to 10% of its net assets in non-U.S. securities, it does not actively seek to manage exposure to currency fluctuations.


RISKS OF MEDIUM AND LOWER RATED DEBT SECURITIES


Capital Growth and Real Estate Growth Portfolios may invest in medium rated debt securities which are usually defined as securities rated "BBB" by Standard and Poor's Ratings Group (S&P) or "Baa" by Moody's Investors Service, Inc. (Moody's)
 . Medium rated debt securities have speculative characteristics and involve greater risk of loss than higher rated debt securities, and are more sensitive to changes in the issuer's capacity to make interest payments and repay principal. Medium rated debt securities represent a somewhat more aggressive approach to income investing than higher rated debt securities. If the rating of a debt security is reduced below investment grade (i.e., below "BBB" by S&P or "Baa" by Moody's), Pioneer will consider whatever action is appropriate, consistent with the Portfolio's investment objective and policies.

Real Estate Growth Portfolio may invest up to 5% of its net assets in lower rated debt securities. Lower rated debt securities are usually defined as securities rated below "BBB" by S&P or "Baa" by Moody's. Investments in lower rated debt securities are speculative and changes in economic conditions or other circumstances are more likely to lead to a weakened capacity of the issuer to make principal and interest payments on such securities.

The considerations discussed above for medium and lower rated debt securities also apply to medium and lower quality, unrated debt instruments of all types. Unrated debt instruments are not necessarily of lower quality than similar rated instruments, but they may not be attractive to as many buyers. Each Portfolio relies more on Pioneer's credit analysis when investing in debt securities that are unrated.

Please refer to the Statement of Additional Information for a discussion of Moody's and S&P's ratings.

RISKS ASSOCIATED WITH THE REAL ESTATE INDUSTRY


Although Real Estate Growth Portfolio does not invest directly in real estate, it does invest in real estate equity securities, and will concentrate its investments in the real estate industry. Therefore, an investment in the Portfolio may be subject to certain risks associated with the direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the clean-up of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.


In addition, if Real Estate Growth Portfolio has rental income or income from the disposition of real property acquired as a result of a default on securities the Portfolio owns, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company. See "Distributions and Taxes" in the Statement of Additional Information. Investments by the Portfolio in securities of companies providing mortgage servicing will be subject to the risks associated with refinancings and their impact on servicing rights.


RISK ASSOCIATED WITH REAL ESTATE INVESTMENT TRUSTS

Real Estate Growth Portfolio may invest without limitation in shares of REITs. Capital Growth Portfolio may invest up to 5% of its net assets in shares of REITs. REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like investment companies such as Real Estate Growth Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code of 1986, as amended (the Code). The Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.

Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions under the 1940 Act. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be impacted by federal regulations concerning the health care industry.

REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.


Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.


RISKS ASSOCIATED WITH MORTGAGE-BACKED SECURITIES

Real Estate Growth Portfolio may invest in mortgage-backed securities. Mortgage-backed securities are securities that directly or indirectly represent participation in, or are collateralized by and payable from, mortgage loans secured by real property. Refer to the APPENDIX for a description of these securities.


Investing in mortgage-backed securities involves certain unique risks in addition to those risks associated with invest-ing in the real estate industry in general. These risks include the failure of a counter-party to meet its commitments, adverse interest rate changes and the effects of prepayments on mortgage cash flows. When interest rates decline, the value of an investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of an investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.


The yield characteristics of mortgage-backed securities, such as those in which the Portfolio may invest, differ from those of traditional fixed income securities. The major differences typically include more frequent interest and principal payments (usually monthly), the adjustability of interest rates, and the possibility that prepayments of principal may be made substantially earlier than their final distribution dates.

Prepayment rates are influenced by changes in current interest rates and a variety of economic, geographic, social and other factors and cannot be predicted with certainty. Both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. Under certain interest rate and prepayment rate scenarios, Real Estate Growth Portfolio may fail to recoup fully its investments in mortgage-backed securities notwithstanding any direct or indirect governmental or agency guarantee. When Real Estate Growth Portfolio reinvests amounts representing payments and unscheduled prepayments of principal, it may receive a rate of interest that is lower than the rate on existing adjustable rate mortgage pass-through securities. Thus, mortgage-backed securities, and adjustable rate mortgage pass-through securities in particular, may be less effective than other types of U.S. government securities as a means of "locking in" interest rates.


IV. THE FUND AND THE PIONEER ORGANIZATION

The Fund is an open-end, management investment company organized as a Delaware business trust on September 16, 1994. The Fund has its own Board of Trustees, which supervises its activities and reviews contractual arrangements with companies that provide each Portfolio with services. The Fund is not required to hold annual shareholder meetings, although special meetings may be called for a specific Portfolio, or the Fund as a whole, for purposes such as electing or removing Trustees, changing fundamental policies or approving a management contract. An insurance company issuing a Variable Contract that participates in the Fund will vote shares of the Portfolios held by the insurance company's separate accounts as required by law. In accordance with current law and interpretations thereof, participating insurance companies are required to request voting instructions from policyowners and must vote shares of the Portfolios in proportion to the voting instructions received. For a further discussion of voting rights, please refer to your insurance company's separate account prospectus.


The Pioneer Group, Inc. (PGI), established in 1928, is one of America's oldest investment managers and has its principal business address at 60 State Street, Boston, Massachusetts 02109. PGI is the parent company of Pioneer and a number of different companies located in the U.S. and several other countries. These companies provide a variety of financial services and products. Each Portfolio employs various PGI companies to perform certain activities required for its operation. In an effort to avoid conflicts of interest with the Fund, the Fund and Pioneer have adopted a Code of Ethics that is designed to maintain a high standard of personal conduct by directing that all personnel defer to the interests of the Fund and its shareholders in making personal securities transactions.


John F. Cogan, Jr., Chairman and President of the Fund, President and a Director of PGI and Chairman and a Director of Pioneer, owned approximately 14% of the outstanding capital stock of PGI as of the date of this Prospectus.

THE MANAGER


Pioneer, the investment adviser to each Portfolio, provides investment research and portfolio management services to a number of other retail mutual funds and certain institutional clients. It maintains a staff of experienced investment personnel and a full complement of related support facilities. As of December 31, 1997, Pioneer advised mutual funds with a total value of over $19 billion, which includes more than 1,000,000 U.S. shareholder accounts, and other institutional accounts. Pioneer Funds Distributor, Inc. (PFD), with its principal business address at 60 State Street, Boston, Massachusetts 02109, distributes shares of the Portfolios and shares of Pioneer's retail mutual funds.

Mr. David Tripple, President and Chief Investment Officer of Pioneer and Executive Vice President of the Fund, has general responsibility for Pioneer's investment operations and chairs a committee of Pioneer's equity managers which reviews Pioneer's research and portfolio operations, including those of the Portfolios. Mr. Tripple joined Pioneer in 1974. Ms. Theresa Hamacher, Senior Vice President of Pioneer, oversees U.S. equity research and portfolio management.


CAPITAL GROWTH PORTFOLIO. Research and management for the Portfolio is the responsibility of a team of portfolio managers and analysts focusing on domestic equity securities, including special equities and smaller companies. Members of the team meet regularly to discuss holdings, prospective investments and portfolio composition.


Day-to-day management of the Portfolio has been the responsibility of J. Rodman Wright since January 15, 1997. Mr. Wright, a Vice President of the Fund and Pioneer, joined Pioneer in 1994 and has 10 years of investment experience.

REAL ESTATE GROWTH PORTFOLIO. Research and management for the Portfolio is the responsibility of a team consisting of a Pioneer portfolio manager and analysts from Boston Financial Securities, Inc. ("BFS"), the Portfolio's subadviser. Members of the team meet regularly to discuss holdings, prospective investments and portfolio composition.


Day-to-day management of the Portfolio has been the responsiblity of Robert W. Benson since the Portfolio's inception. Mr. Benson, a Vice President of the Fund and Pioneer, joined Pioneer in 1974 and has 24 years of investment experience.

THE REAL ESTATE GROWTH PORTFOLIO SUBADVISER. BFS, the investment subadviser to Real Estate Growth Portfolio since May 1, 1996, is an affiliate of the Boston Financial Group Limited Partnership, a Massachusetts limited partnership ("Boston Financial"), which together with a predecessor business has extensive experience and expertise in placing, evaluating and providing advice on a variety of real estate related investments since 1969 for individuals, institutions and real estate professionals. Several other affiliates of BFS also provide a variety of financial, consulting and management services to real estate investors and developers. Boston Financial oversees investment in over $4.5 billion of properties in 49 states. The company serves over 30,000 investors with equity contributions in excess of $2 billion in real estate investments.


In its capacity as subadviser to the Portfolio, BFS (i) identifies and analyzes real estate industry companies, including real estate properties and other permissible investments for the Portfolio, (ii) analyzes market conditions affecting the real estate industry generally and specific geographical and securities markets in which the Portfolio may invest or is invested, (iii) continuously reviews and analyzes the investments in the Real Estate Growth Portfolio's portfolio and (iv) furnishes advisory reports based on such analysis to Pioneer.

Mr. Fred N. Pratt, Jr. has the ultimate responsibility for overseeing the provision of subadvisory services to the Real Estate Growth Portfolio. Mr. Pratt is President and Chief Executive officer of Boston Financial, a Director of BFS and a Trustee of the Real Estate Growth Portfolio. Mr. Pratt has worked in the real estate industry since 1969. Mr. Mark Howard-Johnson, a Vice President of BFS, is primarily responsible for the day-to-day provision of subadvisory services to the Real Estate Growth Portfolio. Mr. Howard-Johnson has worked as a real estate analyst since September 1996.

The executive office of BFS is located at 101 Arch Street, Boston, Massachusetts 02110. BFS also serves as the investment subadviser to Pioneer Real Estate Growth Shares.

Each Portfolio has an investment objective and policies similar to those of an existing Pioneer retail mutual fund. Capital Growth Portfolio is most similar to Pioneer Capital Growth Fund and Real Estate Growth Portfolio to Pioneer Real Estate Shares. Performance of these Portfolios is not expected to be the same as the performance of the corresponding retail mutual fund due in part to dissimilarities in their investments. Various insurance costs will also affect the performance of investments in the Portfolios, as measured for the Accumulation Units of your Variable Contract.


Certain information technology experts currently predict the possibility of a widespread failure of computer systems and certain other equipment which will be triggered on or after certain dates -- primarily January 1, 2000 -- due to a systemic inability to process date-related information. This scenario, commonly known as the "Year 2000 Problem," could have an adverse impact on individuals and businesses including the Fund and other mutual funds and financial organizations. PMC and its affiliates are taking steps believed to be adequate to address the Year 2000 Problem with respect to the systems and equipment controlled by the Fund's investment adviser, broker-dealer and transfer agent. In addition, other entities providing services to the Fund and its shareholders are being asked to provide assurances that they have undertaken similar measures with respect to their systems and equipment. Although PMC is not expecting any adverse impact to it or its clients from the Year 2000 Problem, it cannot provide complete assurances that its efforts or the efforts of its key vendors will be successful.


PORTFOLIO TRANSACTIONS


Orders for each Portfolio's securities transactions are placed by Pioneer, which strives to obtain the best price and execution for each transaction. In circumstances where two or more broker-dealers are in a position to offer comparable prices and execution, consideration may be given to whether the broker-dealer provides investment research or brokerage services or sells shares of a Portfolio, any Pioneer mutual fund or other funds for which Pioneer or any other affiliate or subsidiary serves as investment adviser or manager. See the Statement of Additional Information for a further description of Pioneer's brokerage allocation practices.


Each of the Portfolios is substantially fully invested at all times. It is the policy of the Portfolios not to engage in trading for short-term profits, although a Portfolio may do so when it believes a particular transaction will contribute to the achievement of its investment objective. Nevertheless, changes in any Portfolio will be made promptly when determined to be advisable by reason of developments not foreseen at the time of the initial investment decision, and usually without reference to the length of time a security has been held. Accordingly, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions.


The frequency of portfolio transactions -- a Portfolio's turnover rate -- will vary from year to year depending on market conditions. Portfolio turnover rates are not generally expected to exceed 100%. See "Financial Highlights" for actual turnover rates. Because a higher turnover rate increases transaction costs and may have certain tax consequences, Pioneer carefully weighs the anticipated benefits of short-term investment against these factors.

V. FUND MANAGEMENT FEES AND OTHER EXPENSES

Each Portfolio pays a management fee to Pioneer for managing its investments and business affairs. Each Portfolio's management fee is computed daily and paid monthly at the following annual rate:

                                  MANAGEMENT FEE AS A PERCENTAGE
                                   OF PORTFOLIO'S AVERAGE DAILY
PORTFOLIO                                   NET ASSETS
Capital Growth Portfolio                       0.65%
Real Estate Growth Portfolio                   1.00%

Pioneer has agreed not to impose all or a portion of its management fee or to make other arrangements to reduce Portfolio expenses to a specified percentage of average daily net assets, as indicated below. Such agreements or arrangements may be terminated by Pioneer at any time without notice.

                                  PERCENTAGE OF PORTFOLIO'S
PORTFOLIO                         AVERAGE DAILY NET ASSETS
Real Estate Growth Portfolio                 1.25%


Under the terms of their respective management contracts with the Fund, Pioneer assists in the management of each Portfolio and is authorized in its discretion to buy and sell securities for the account of each Portfolio. Pioneer pays all the expenses, including executive salaries and the rental of certain office space, related to its services for each Portfolio, with the exception of the following which are paid by each Portfolio: (a) charges and expenses for fund accounting, pricing and appraisal services and related overhead, including, to the extent such services are performed by personnel of Pioneer or its affiliates, office space and facilities and personnel compensation, training and benefits; (b) the charges and expenses of auditors; (c) the charges and expenses of any custodian, transfer agent, plan agent, dividend disbursing agent and registrar appointed by the Fund with respect to the Portfolio; (d) issue and transfer taxes chargeable to the Portfolio in connection with securities transactions to which the Portfolio is a party; (e) insurance premiums, interest charges, dues and fees for membership in trade associations, and all taxes and corporate fees payable by the Portfolio to federal, state or other governmental agencies; (f) fees and expenses involved in registering and maintaining registrations of the Fund and/or its shares with the SEC, individual states or blue sky securities agencies, territories and foreign jurisdictions, including the preparation of Prospectuses and Statements of Additional Information for filing with regulatory agencies; (g) all expenses of shareholders' and Trustees' meetings and of preparing, printing and distributing prospectuses, notices, proxy statements and all reports to shareholders and to governmental agencies;
(h) charges and expenses of legal counsel to the Fund and the Trustees; (i) compensation of those Trustees of the Trust who are not affiliated with or interested persons of Pioneer, the Fund (other than as Trustees), PGI or PFD;
(j) the cost of preparing and printing share certificates; and (k) interest on borrowed money, if any. In addition to the expenses described above, each Portfolio shall pay all brokers' and underwriting commissions chargeable to the Portfolio in connection with securities transactions to which the Portfolio is a party.


SUBADVISORY FEE FOR REAL ESTATE GROWTH PORTFOLIO. As compensation for its subadvisory services, Pioneer pays BFS a subadvisory fee equal to 0.30% per annum of the Real Estate Growth Portfolio's average daily net assets. The subadvisory fee payable by Pioneer to BFS could be reduced proportionally to the extent that the management fee paid by the Real Estate Growth Portfolio to Pioneer is reduced under Pioneer's voluntary expense limitation agreement or, after written notice to BFS, to the extent that Pioneer elects to utilize a portion of the management fees paid to Pioneer by the Real Estate Growth Portfolio to make payments to third parties.

VI. PERFORMANCE

Each Portfolio's performance may be quoted in advertising in terms of total return if accompanied by performance for your insurance company's separate account. Performance is based on historical results and is not intended to indicate future performance. For additional performance information, contact your insurance company for a free annual report.

A Portfolio's total return is based on the overall dollar or percentage change in value of a hypothetical investment in the Portfolio, including changes in share price and assuming each Portfolio's dividends and capital gain distributions are reinvested at net asset value. A cumulative total return reflects a Portfolio's performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if a Portfolio's performance had been constant over the entire period. Because average annual returns tend to smooth out variations in a Portfolio's actual return, you should recognize that they are not the same as actual year-by-year results. To illustrate the components of overall performance, a Portfolio may separate its cumulative and average annual returns into income results and capital gain or loss.

TOTAL RETURNS QUOTED FOR THE PORTFOLIOS INCLUDE THE EFFECT OF DEDUCTING EACH PORTFOLIO'S EXPENSES, BUT MAY NOT INCLUDE CHARGES AND EXPENSES ATTRIBUTABLE TO ANY PARTICULAR INSURANCE PRODUCT. SINCE SHARES OF THE PORTFOLIOS MAY BE PURCHASED PRIMARILY THROUGH A VARIABLE CONTRACT, PURCHASERS OF SUCH CONTRACTS SHOULD CAREFULLY REVIEW THE PROSPECTUS OF THE SELECTED INSURANCE PRODUCT FOR INFORMATION ON RELEVANT CHARGES AND EXPENSES. EXCLUDING THESE CHARGES FROM QUOTATIONS OF EACH PORTFOLIO'S PERFORMANCE HAS THE EFFECT OF INCREASING THE PERFORMANCE QUOTED. YOU SHOULD BEAR IN MIND THE EFFECT OF THESE CHARGES WHEN COMPARING A PORTFOLIO'S PERFORMANCE TO THAT OF OTHER MUTUAL FUNDS.

VII. DISTRIBUTIONS AND TAXES

For a discussion of the tax status of a Variable Contract, including the tax consequences of withdrawals or other pay-ments, refer to the prospectus of the Variable Contract insurance company's separate account. It is suggested you keep all statements you receive to assist in your personal record keeping. It is expected that shares of the Portfolios will be held primarily by life insurance company separate accounts that fund Variable Contracts. A Portfolio's dividends and capital gain distributions are generally treated as ordinary income and long-term capital gain, respectively, under the Code. Insurance companies should consult their own tax advisers regarding the tax treatment of dividends or capital gain distributions they receive from any Portfolio.

Each Portfolio is treated as a separate entity for federal income tax purposes and has elected to be treated, has qualified and intends to qualify each year as a regulated investment company under Subchapter M of the Code and to qualify for such treatment for each taxable year. To qualify as such, each Portfolio must satisfy certain requirements relating to the sources of its income, diversification of its assets and distribution of its income to shareholders. As a regulated investment company, each Portfolio will not be subject to federal income tax on any net investment income and net realized capital gains that are distributed to its shareholders as required under the Code.

Each Portfolio intends to pay out all of its net investment income and net realized capital gains for each year. Capital Growth Portfolio distributes its dividends, if any, each year. Real Estate Growth Portfolio distributes its dividends, if any, quarterly. Normally, net realized capital gains, if any, are distributed each year for the Portfolios. Dividends from income and/or capital gains may also be paid at such other times as may be necessary for the Portfolios to avoid federal income or excise tax. Such income and capital gains are automatically reinvested in additional shares of the Portfolios.

The Portfolios make dividend and capital gain distributions on a per-share basis. After every distribution from each Portfolio, the Portfolio's share price declines by the amount of the distribution as a result of the distribution. Since dividends and capital gain distributions are reinvested, the total value of an account will not be affected by such distributions because, although the shares will have a lower price, there will be correspondingly more of them.

In addition to the above, each Portfolio also follows certain portfolio diversification requirements imposed by the IRS on separate accounts of insurance companies relating to the tax-deferred status of Variable Contracts. These requirements, which are in addition to the diversification requirements imposed on Capital Growth Portfolio by the 1940 Act (Real Estate Growth Portfolio is exempt from the 1940 Act's diversification requirements) and Subchapter M of the Code generally, subject to a safe harbor or other available exception, place certain percentage limitations on the assets of a Portfolio that may be represented by any one, two, three or four investments. More specific information on these diversification requirements is contained in the insurance company's separate account prospectus and in the Fund's Statement of Additional Information.

VIII. SHAREHOLDER INFORMATION

OPENING AN ACCOUNT

SINCE INDIVIDUAL INVESTORS MAY NOT PURCHASE PORTFOLIO SHARES DIRECTLY, THEY SHOULD READ THE PROSPECTUS OF THE INSURANCE COMPANY'S SEPARATE ACCOUNT TO OBTAIN INSTRUCTIONS FOR PURCHASING A VARIABLE ANNUITY OR VARIABLE LIFE INSURANCE CONTRACT AND INFORMATION ON THE ALLOCATION OF RETIREMENT PLAN PURCHASE PAYMENTS AMONG THE PORTFOLIOS.

SHARE PRICE

The term "net asset value" or NAV per share refers to the worth of one share. A Portfolio's NAV per share is computed by adding the value of the Portfolio's investments, cash and other assets, deducting liabilities and dividing the result by the number of shares outstanding. Each Portfolio is open for business each day the New York Stock Exchange (the NYSE) is open. The price of one share of a Portfolio is its NAV which is currently calculated daily as of the regular close of the NYSE (normally 4:00 p.m., Eastern time).


The investments of each Portfolio are valued at the last sale price on the principal exchange or market where they are traded. Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the current bid and asked prices. The securities of each Portfolio are valued primarily on the basis of market quotations.

Securities quoted in foreign currencies are converted to U.S. dollars utilizing foreign exchange rates employed by the Portfolios' independent pricing services. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the NAV of the Portfolios' shares are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the NYSE. Occasionally, events which affect the values of such securities and such exchange rates may occur between the times at which they are determined and the close of the NYSE and will therefore not be reflected in the computation of a Portfolio's NAV. If events materially affecting the value of such securities occur during such period, then these securities are valued at their fair value as determined in good faith by the Trustees. All assets of the Portfolios for which there is no other readily available valuation method are valued at their fair value as determined in good faith by the Trustees.


INVESTMENTS IN SHARES OF THE PORTFOLIOS

Each Portfolio may sell its shares directly to separate accounts established and maintained by insurance companies for the purpose of funding Variable Contracts and to certain qualified pension and retirement plans (Qualified Plans). Shares offered to Qualified Plans will be offered by a separate prospectus. Shares of the Portfolios are sold at NAV. Variable Contracts may or may not make investments in all the Portfolios described in this Prospectus. Investments in each Portfolio are expressed in terms of the full and frac-tional shares of the Portfolio purchased. Investments in a Portfolio are credited to an insurance company's separate account immediately upon acceptance of the investment by the Portfolio. Investments will be processed at the next NAV calculated after an order is received and accepted by a Portfolio. The offering of shares of any Portfolio may be suspended for a period of time and each Portfolio reserves the right to reject any specific purchase order. Purchase orders may be refused if, in Pioneer's opinion, they are of a size that would disrupt the management of a Portfolio.

The interests of Variable Contracts and Qualified Plans investing in the Fund could conflict due to differences of tax treatment and other considerations. The Fund currently does not foresee any disadvantages to investors arising out of the fact that each Portfolio may offer its shares to insurance company separate accounts that serve as the investment medium for their Variable Contracts or that each Portfolio may offer its shares to Qualified Plans. Nevertheless, the Fund's Board of Trustees intends to monitor events in order to identify any material irreconcilable conflicts which may possibly arise, and to determine what action, if any, should be taken in response to such conflicts. If such a conflict were to occur, one or more insurance companies' separate accounts or Qualified Plans might be required to withdraw their investments in one or more Portfolios and shares of another Portfolio may be substituted. This might force a Portfolio to sell securities at disadvantageous prices. In addition, the Board of Trustees may refuse to sell shares of any Portfolio to any separate account or Qualified Plan or may suspend or terminate the offering of shares of any Portfolio if such action is required by law or regulatory authority or is in the best interests of the shareholders of the Portfolio.

Redemptions


Shares of a Portfolio may be redeemed on any business day. Redemptions are effected at the per share NAV next determined after receipt and acceptance of the redemption request by a Portfolio. Redemption proceeds will normally be forwarded by bank wire to the redeeming insurance company on the next business day after receipt of the redemption instructions by a Portfolio but in no event later than 7 days following receipt of instructions. Each Portfolio may suspend redemptions or postpone payment dates during any period in which any of the following conditions exists: the NYSE is closed or trading on the NYSE is restricted; an emergency exists as a result of which disposal by the Portfolio of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Portfolio to fairly determine the value of its net assets; or the Securities and Exchange Commission, by order, so permits.


Please refer to the prospectus of your insurance company's separate account for information on how to redeem from each Portfolio.

IX. APPENDIX

The following paragraphs provide a brief description of certain securities in which the Portfolios may invest and certain investment practices in which they may engage. Unless stated otherwise, each security and investment practice listed below may be used by each Portfolio. No Portfolio is limited by this discussion, however, and each Portfolio may purchase other types of securities and enter into other types of transactions if they are consistent with its investment objective and policies.


Short-Term Investments. As described in "Investment Objectives and Policies," each Portfolio may invest in short-term investments consisting of: corporate commercial paper and other short-term commercial obligations, in each case rated or issued by companies with similar securities outstanding that are rated Prime-1, Aa or better by Moody's or A-1, AA or better by S&P; obligations (including certificates of deposit, time deposits, demand deposits and bankers' acceptances) of banks with securities outstanding that are rated Prime-1, Aa or better by Moody's, or A-1, AA or better by S&P; obligations issued or guaranteed by the U.S. government or its agencies or instrumentalities with remaining maturities not exceeding 18 months; and repurchase agreements. See "Investment Objectives and Policies."


   Bankers' Acceptances are obligations of a bank to pay a draft which has been drawn on it by a customer. These obligations are backed by large banks and usually backed by goods in international trade.


   Certificates of Deposit represent a commercial bank's obligations to repay funds deposited with it, earning specified rates of interest over given periods.


   Commercial Paper is a short-term unsecured promissory note, including variable amount master demand notes, issued by banks, broker-dealers, corporations or other entities for purposes such as financing their current operations.


Repurchase Agreements and Lending of Securities. As described in "Investment Objectives and Policies," each Portfolio may enter into repurchase agreements. In a repurchase agreement, a Portfolio buys a security at one price and simultaneously agrees to sell it back to the seller at a higher price, generally for a period not exceeding seven days and fully collateralized with investment grade debt securities with a market value of not less than 100% of the obligation, valued daily. Each Portfolio may lend securities to broker-dealers and institutional investors, provided that the value of securities loaned by a Portfolio may not exceed 331/3% of its total assets. In the event of the bankruptcy of the other party to a repurchase agreement or a securities loan, a Portfolio could experience delays in recovering its cash or the securities it lent. To the extent that, in the meantime, the value of the securities purchased had decreased, or the value of the securities lent had increased, the Portfolio could experience a loss. In all cases, Pioneer must find the creditworthiness of the other party to the transaction satisfactory.


Restricted Securities. Each Portfolio may invest up to 5% of its net assets in "restricted securities," (i.e., securities that would be required to be registered prior to distribution to the public), excluding restricted securities eligible for resale to certain institutional investors pursuant to Rule 144A under the Securities Act of 1933 and, for Portfolios that allow non- U.S. investments, foreign securities which are offered or sold outside the U.S. In no instance, however, may more than 15% of a Portfolio's net assets be invested in restricted securities, including securities eligible for resale under Rule 144A. It is not possible to predict with assurance exactly how the market for such restricted securities will develop and investments in restricted securities will be carefully monitored by Pioneer and by the Fund's Trustees.


Illiquid Investments. Each Portfolio may invest up to 15% of its net assets in illiquid investments which includes securities that are not readily marketable and repurchase agreements maturing in more than seven days. The Fund's Trustees have adopted guidelines and delegated to Pioneer the daily function of determining and monitoring the liquidity of restricted securities. The Trustees, however, retain sufficient oversight and are ultimately responsible for the determinations. Under the supervision of the Board of Trustees, Pioneer determines the liquidity of each Portfolio's investments. The absence of a trading market can make it difficult to ascertain a market value for illiquid investments. Disposing of illiquid investments may involve time-consuming negotiation and legal expenses, and it may be difficult or impossible for a Portfolio to sell them promptly at an acceptable price.

Forward Currency Exchange Contracts. Each Portfolio has the ability to hold a portion of its assets in non-U.S. currencies and purchase or sell forward currency exchange contracts to facilitate settlement of non-U.S. securities transactions or to protect against changes in currency exchange rates. A Portfolio might sell a non-U.S. currency on either a spot (i.e., cash) or forward basis to hedge against an anticipated decline in the U.S. dollar value of securities that it owns or securities that it intends to sell or has contracted to sell or to preserve the U.S. dollar value of dividends, interest or other amounts it expects to receive. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged foreign currency, it could also limit any potential gain which might result from an increase in the value of the currency. Alternatively, a Portfolio might purchase a non-U.S. currency or enter into a forward purchase contract for the non-U.S. currency to preserve the U.S. dollar price of securities it intends to purchase or has contracted to purchase. A Portfolio may also engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency.

If the Portfolio enters into a forward contract to buy foreign currency, the Portfolio will be required to place cash or high grade liquid securities in a segregated account of the Portfolio maintained by the Portfolio's custodian in an amount equal to the value of the Portfolio's total assets committed to the consummation of the forward contract. See "Risk Considerations--Currency Management."



Mortgage-Backed Securities. Real Estate Growth Portfolio may invest up to 25% of its total assets in mortgage pass-through certificates and multiple-class pass-through securities, such as guaranteed mortgage pass-through securities, REMIC pass-through certificates, CMOs, stripped mortgage-backed securities
(SMBS) and other types of mortgage-backed securities that may be available in the future.

Mortgage-backed securities are issued by government and non-government entities such as banks, mortgage lenders or other financial institutions. A mortgage-backed security may be an obligation of the issuer backed by a mortgage or pool of mortgages or a direct interest in an underlying pool of mortgages. Some mortgage-backed securities, such as CMOs, make payments of both principal and interest at a variety of intervals; others make semiannual interest payments at a predetermined rate and repay principal at maturity (like a typical bond). Mortgage-backed securities are based on different types of mortgages including those on commercial real estate or residential properties. Other types of mortgage-backed securities will likely be developed in the future, and a Portfolio may invest in them if Pioneer determines they are consistent with its investment objective and policies. Real Estate Growth Portfolio will not invest in the lowest tranche (described below) of CMOs or REMIC certificates.


The value of mortgage-backed securities may change due to shifts in the market's perception of issuers. In addition, regulatory or tax changes may adversely affect the mortgage securities market as a whole. Non-government mortgage-backed securities may offer higher yields than those issued by government entities, but also may be subject to greater price changes than government issues. Mortgage-backed securities are subject to prepayment risk. Prepayment, which occurs when unscheduled or early payments are made on the underlying mortgages, may shorten the effective maturities of these securities and may lower their total returns.


   Guaranteed Mortgage Pass-Through Securities represent participation interests in pools of residential mortgage loans and are issued by U.S. governmental or private lenders and guaranteed by the U.S. government or one of its agencies or instrumentalities, including but not limited to the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac). Ginnie Mae certificates are guaranteed by the full faith and credit of the U.S. government for timely payment of principal and interest on the certificates. Fannie Mae certificates are guaranteed by Fannie Mae, a federally chartered and privately-owned corporation for full and timely payment of principal and interest on the certificates. Freddie Mac certificates are guaranteed by Freddie Mac, a corporate instrumentality of the U.S. government, for timely payment of interest and the ultimate collection of all principal of the related mortgage loans.

   Multiple-Class Pass-Through Securities and Collateralized Mortgage Obligations. Real Estate Growth Portfolio may also invest in CMOs and REMIC pass-through or participation certificates, which may be issued by, among others, U.S. government agencies and instrumentalities as well as private lenders. CMOs and REMIC certificates are issued in multiple classes and the principal of and interest on the underlying mortgage assets may be allocated among the several classes of CMOs or REMIC certificates in various ways. Each class of CMOs or REMIC certificates, often referred to as a "tranche," is issued at a specific adjustable or fixed interest rate and must be fully retired no later than its final distribution date. Generally, interest is paid or accrues on all classes of CMOs or REMIC certificates on a monthly basis.


   Typically, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac certificates but also may be collateralized by other mortgage assets such as whole loans or private mortgage pass-through securities. Debt service on CMOs is provided from payments of principal and interest on collateral of mortgaged assets and any reinvestment income thereon.


   Real Estate Mortgage Interest Conduit interests may be purchased by Real Estate Growth Portfolio. A REMIC is a CMO that qualifies for special tax treatment under the Code and invests in certain mortgages primarily secured by interests in real property and other permitted investments. Investors may purchase "regular" and "residual" interest shares of beneficial interest in REMIC trusts although the Portfolio does not intend to invest in residual interests.

   Stripped Mortgage-Backed Securities are created when a U.S. government agency or a financial institution separates the interest and principal components of a mortgage-backed security and sells them as individual securities. The holder of the "principal-only" security (PO) receives the principal payments made by the underlying mortgage-backed security, while the holder of the "interest-only" security (IO) receives interest payments from the same underlying security.


   The prices of SMBS may be particularly affected by changes in interest rates. As interest rates fall, prepayment rates tend to increase, which tends to reduce prices of IOs and increase prices of POs. Rising interest rates can have the opposite effect.


Options and Futures Contracts provide a way for each Portfolio to manage their exposure to changing interest rates, security prices, and currency exchange rates. Some options and futures strategies, including selling futures, buying puts and writing calls, tend to hedge a Portfolio's investments against price fluctuations. Other strategies, including buying futures, writing puts and buying calls, tend to increase market exposure. Options and futures may be combined with each other or with forward contracts in order to adjust the risk and return characteristics of a Portfolio's overall strategy. A Portfolio may invest in options and futures based on any type of secu-rity, index or currency, including options and futures traded on non-U.S. exchanges and options not traded on exchanges.

Options and futures can be volatile investments and involve certain risks. If Pioneer applies a hedge at an inappropriate time or judges market conditions incorrectly, options and futures strategies may lower a Portfolio's return. A Portfolio could also experience losses if the prices of its options and futures positions were poorly correlated with its other investments, or if it could not close out its positions because of an illiquid secondary market.


Depositary Receipts. Each Portfolio may invest in securities of non-U.S. issuers in the form of American Depositary Receipts (ADRs), Global Depositary Receipts
(GDRs) and other similar instruments. Generally, ADRs in registered form are designed for use in U.S. securities markets, and GDRs and other similar global instruments in bearer form are designed for use in non-U.S. securities markets. ADRs are denominated in U.S. dollars and represent an interest in the right to receive securities of non-U.S. issuers deposited in a U.S. bank or a correspondent bank. ADRs do not eliminate all the risk inherent in investing in the securities of non-U.S. issuers. However, by investing in ADRs rather than directly in the stock of non-U.S. issuers, a Portfolio will avoid currency risks during the settlement period for either purchases or sales. GDRs are not necessarily denominated in the same currency as the securities for which they may be exchanged. For purposes of the Portfolios' investment policies, investments in ADRs, GDRs and similar instruments will be deemed to be investments in the equity securities into which they may be converted.

Warrants. Each Portfolio may invest in warrants, which entitle the holder to buy equity securities at a specific price over a specific period of time. Warrants may be considered more speculative than certain other types of investments, in that they do not entitle the holder to dividends or voting rights with respect to the securities which may be purchased nor do they represent any rights in the assets of the issuing company. The value of a warrant may be more volatile than the value of the warrant's underlying securities. Also, the value of the warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to the expiration date.

                        PIONEER VARIABLE CONTRACTS TRUST

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION

                       STATEMENT OF ADDITIONAL INFORMATION

                                   MAY 1, 1998


                        PIONEER VARIABLE CONTRACTS TRUST
                         (CONSISTING OF TEN PORTFOLIOS)

                         INTERNATIONAL GROWTH PORTFOLIO
                            CAPITAL GROWTH PORTFOLIO
                             GROWTH SHARES PORTFOLIO
                          REAL ESTATE GROWTH PORTFOLIO
                           GROWTH AND INCOME PORTFOLIO
                             EQUITY-INCOME PORTFOLIO
                               BALANCED PORTFOLIO
                           SWISS FRANC BOND PORTFOLIO
                            AMERICA INCOME PORTFOLIO
                             MONEY MARKET PORTFOLIO

                                 60 STATE STREET
                           BOSTON, MASSACHUSETTS 02109



         This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus (the "Prospectus") dated May 1, 1998, as amended and/or supplemented from time to time, of Pioneer Variable Contracts Trust (the "Fund"). A copy of the Prospectus can be obtained free of charge from your insurance company. The most recent Annual Report to shareholders is attached to this Statement of Additional Information and is hereby incorporated in this Statement of Additional Information by reference.


                                TABLE OF CONTENTS
                                                          PAGE

1.    Investment Policies and Restrictions................    2
2.    Management of the Fund..............................   18
3.    Investment Adviser..................................   22
4.    Principal Underwriter...............................   24
5.    Custodian...........................................   24
6.    Independent Public Accountant.......................   25
7.    Portfolio Transactions..............................   25
8.    Tax Status..........................................   27
9.    Description of Shares...............................   30
10.   Certain Liabilities.................................   31
11.   Determination of Net Asset Value....................   31
12.   Investment Results..................................   33
13.   Financial Statements................................   36
         APPENDIX A - Description of Short-Term Debt
             and Corporate Bond Ratings...................   46
         APPENDIX B - Performance Statistics..............   50
         APPENDIX C - Other Pioneer Information...........   61


                THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A
                PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO
                    PROSPECTIVE INVESTORS ONLY IF PRECEDED OR
                     ACCOMPANIED BY AN EFFECTIVE PROSPECTUS.

1.       INVESTMENT POLICIES AND RESTRICTIONS


         The Fund consists of separate portfolios, each of which is an investment vehicle for variable annuity and variable life insurance contracts (the "Variable Contracts") offered by the separate accounts (the "Accounts") of various insurance companies ("Participating Insurance Companies"). As described in the Prospectus, the portfolios also may be offered to certain qualified pension and retirement plans (the "Qualified Plans"). The Fund currently consists of the following ten distinct portfolios: International Growth Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio, Balanced Portfolio, Swiss Franc Bond Portfolio, America Income Portfolio and Money Market Portfolio (each a "Portfolio"). Your Variable Contract or qualified plan may not offer all Portfolios of the Fund. The terms and conditions of the Variable Contracts and any limitations upon the Portfolios in which the Accounts may be invested are set forth in a separate prospectus and statement of additional information relating to the Variable Contracts. The terms and conditions of a Qualified Plan and any limitations upon the Portfolios in which such Plan may be invested are set forth in such Plan's governing documents. The Fund reserves the right to limit the types of Accounts and the types of Qualified Plans that may invest in any Portfolio.

         Qualified Plans and Participating Insurance Companies are the record holders and beneficial owners of shares of beneficial interest in each Portfolio of the Fund. In accordance with the limitations set forth in their Variable Contracts, contract holders may direct through their Participating Insurance Companies the allocation of amounts available for investment among the Fund's Portfolios. Similarly, in accordance with any limitations set forth in their Qualified Plans, Qualified Plan participants may direct through their Qualified Plan administrators the allocation of amounts available for investment among the Fund's Portfolios. Instructions for any such allocation, or for the purchase or redemption of shares of a Portfolio, must be made by the investor's Participating Insurance Company or Qualified Plan administrator, as the case may be, as the record holder of the Portfolio's shares. The rights of Participating Insurance Companies and Qualified Plans as record holders of shares of a Portfolio are different from the rights of contract holders and Qualified Plan participants. The term "shareholder" in this Statement of Additional Information refers only to Participating Insurance Companies and Qualified Plans, and not to contract holders or Qualified Plan participants.

         The Fund's Prospectus identifies the investment objective and the principal investment policies of each Portfolio and the risk factors associated with the Portfolio's investments. Whenever an investment policy or restriction states a maximum percentage of a Portfolio's assets may be invested in any security or presents a policy regarding quality standards, this standard or other restriction shall be determined immediately after and as a result of the Portfolio's investment. Accordingly, any later increase or decrease resulting from a change in values, net assets or other circumstances will not be considered in determining whether the investment complies with the Portfolio's investment objectives and policies Other investment policies of the Portfolios and associated risk factors are set forth below. Capitalized terms not otherwise defined herein have the meaning given to them in the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus.

LOWER RATED DEBT SECURITIES

         Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio and Equity-Income Portfolio may each invest up to 5% of their respective net assets in debt securities which are rated in the lowest rating categories by Standard & Poor's Ratings Group ("Standard & Poor's") or by Moody's Investors Service, Inc. ("Moody's") (I.E., ratings of BB or lower by Standard & Poor's or Ba or lower by Moody's) or, if unrated by such rating organizations, determined to be of comparable quality by Pioneering Management Corporation ("Pioneer" or "PMC"), each Portfolio's investment adviser. International Growth and Swiss Franc Bond Portfolios may not purchase such lower rated debt securities, but up to 5% of their net assets may be invested in such securities as a result of credit quality downgrades. In addition, each Portfolio other than America Income and Money Market Portfolios may invest in medium rated debt securities (I.E., securities rated BBB by Standard & Poor's or Baa by Moody's, or unrated securities determined by Pioneer to be of comparable quality).

         Bonds rated BB or Ba or below or comparable unrated securities are commonly referred to as "junk bonds" and are considered speculative and may be questionable as to principal and interest payments. In some cases, such bonds may be highly speculative, have poor prospects for reaching investment standing and be in default. As a result, investment in such bonds will entail greater speculative risks than those associated with investment in investment grade bonds (I.E., bonds rated BBB or better by Standard & Poor's or Baa or better by Moody's or, if unrated by such rating organizations, determined to be of comparable quality by Pioneer). See Appendix A to this Statement of Additional Information for a description of the ratings issued by Standard & Poor's and Moody's.

         The amount of junk bond  securities  outstanding  has  proliferated  in conjunction with the increase in merger and acquisition and leveraged buyout activity. An economic downturn could severely affect the ability of highly leveraged issuers to service their debt obligations or to repay their obligations upon maturity. Factors having an adverse impact on the market value of lower rated securities will have an adverse effect on a Portfolio's net asset value to the extent that it invests in such securities. In addition, a Portfolio may incur additional expenses to the extent it is required to seek recovery upon a default in payment of principal or interest on its portfolio holdings.


         The secondary market for junk bond securities, which is concentrated in relatively few market makers, may not be as liquid as the secondary market for more highly rated securities, a factor which may have an adverse effect on a Portfolio's ability to dispose of a particular security when necessary to meet its liquidity needs. Under adverse market or economic conditions, the secondary market for junk bond securities could contract further, independent of any specific adverse changes in the condition of a particular issuer. As a result, a Portfolio could find it more difficult to sell these securities or may be able to sell the securities only at prices lower than if such securities were widely traded. Prices realized upon the sale of such lower rated or unrated securities, under these circumstances, may be less than the prices used in calculating the Portfolio's net asset value.

         Certain proposed and recently enacted federal laws including the required divestiture by federally insured savings and loan associations of their investments in junk bonds and proposals designed to limit the use, or tax and other advantages, of junk bond securities could adversely affect a Portfolio's net asset value and investment practices. Such proposals could also adversely affect the secondary market for junk bond securities, the financial condition of issuers of these securities and the value of outstanding junk bond securities. The form of such proposed legislation and the possibility of such legislation being passed are uncertain.


         Since investors generally perceive that there are greater risks associated with the medium to lower rated debt securities of the type in which each Portfolio other than America Income and Money Market Portfolios may invest a portion of its assets, the yields and prices of such securities may tend to fluctuate more than those for higher rated securities. In the lower quality segments of the debt securities market, changes in perceptions of issuers' creditworthiness tend to occur more frequently and in a more pronounced manner than do changes in higher quality segments of the debt securities market, resulting in greater yield and price volatility.

         The prices of all debt securities generally fluctuate in response to the general level of interest rates. Another factor which causes fluctuations in the prices of debt securities is the supply and demand for similarly rated securities. Fluctuations in the prices of portfolio securities subsequent to their acquisition will not affect any cash income from such securities but will be reflected in a Portfolio's net asset value.

         Medium to lower rated and comparable unrated debt securities tend to offer higher yields than higher rated securities with the same maturities because the historical financial condition of the issuers of such securities may not have been as strong as that of other issuers. Since medium to lower rated securities generally involve greater risks of loss of income and principal than higher rated securities, investors should consider carefully the relative risks associated with investment in securities which carry medium to lower ratings and in comparable unrated securities. In addition to the risk of default, there are the related costs of recovery on defaulted issues. Pioneer will attempt to reduce these risks through portfolio diversification and by analysis of each issuer and its ability to make timely payments of income and principal, as well as broad economic trends and corporate developments.


CERTIFICATES OF DEPOSIT


         Swiss Franc Bond Portfolio may invest in investment grade certificates of deposit of domestic banks and savings and loan associations and foreign banks, without regard to the size of the issuing institution. Money Market Portfolio may invest in certificates of deposit of large domestic banks and savings and loan associations (i.e., banks which at the time of their most recent annual financial statements show total assets in excess of $1 billion), including foreign branches of such domestic banks, and of smaller banks as described below. Money Market Portfolio will not invest in certificates of deposit of foreign banks.


         Investment in certificates of deposit issued by foreign banks and foreign branches of domestic banks involves investment risks that are different in some respects from those associated with investment in certificates of deposit issued by domestic banks, including the possible imposition of withholding taxes on interest income, the possible adoption of foreign governmental restrictions which might adversely affect the payment of principal and interest on such certificates of deposit, or other adverse political or economic developments. In addition, it might be more difficult to obtain and enforce a judgment against a foreign bank or a foreign branch of a domestic bank.

         Although Money Market Portfolio recognizes that the size of a bank is important, this fact alone is not necessarily indicative of its creditworthiness. Accordingly, Money Market Portfolio may invest in certificates of deposit issued by banks and savings and loan associations which had at the time of their most recent annual financial statements total assets of less than $1 billion, provided that (i) the principal amounts of such certificates of deposit are insured by an agency of the U.S. Government, (ii) at no time will the Portfolio hold more than $100,000 principal amount of certificates of deposit of any one such bank and (iii) at the time of acquisition, no more than 10% of the Portfolio's assets (taken at current value) are invested in certificates of deposit of such banks having total assets not in excess of $1 billion.

ADDITIONAL INFORMATION REGARDING GNMA CERTIFICATES

         As discussed in the Prospectus, America Income Portfolio's investments in U.S. Government Securities may include mortgage participation certificates ("GNMA Certificates") guaranteed by the Government National Mortgage Association ("GNMA"). Real Estate Growth Portfolio and Balanced Portfolio also may invest in GNMA Certificates. GNMA Certificates evidence part ownership of a pool of mortgage loans. Because prepayment rates of individual mortgage pools will vary widely, it is not possible to predict with certainty the average life of a particular issue of GNMA Certificates. However, statistics published by the Farmers' Home Administration ("FHA") are normally used as an indicator of the expected average life of GNMA Certificates. The actual life of a particular issue of GNMA Certificates, however, will depend on the coupon rate of the underlying mortgages, with higher interest rate mortgages being more prone to prepayment or refinancing.

         The coupon rate of interest of GNMA Certificates is lower than the interest rate paid on the Veterans Administration-guaranteed or FHA-insured mortgages underlying the GNMA Certificates, but only by the amount of the fees paid to GNMA and the issuer. For the most common type of mortgage pool, containing single-family dwelling mortgages, GNMA receives an annual fee of 6/100 of 1% of the outstanding principal for providing its guarantee, and the issuer is paid an annual fee of 44/100 of 1% for assembling the mortgage pool and for passing through monthly payments of interest and principal to GNMA Certificate holders.

         The coupon rate by itself, however, does not indicate the yield that will be earned on GNMA Certificates for the reasons given in the section "Investment Objective and Policies" in the Prospectus. In quoting yields for GNMA Certificates, the customary practice is to assume that the GNMA Certificates will have a 12-year life. Compared on this basis, GNMA Certificates have historically yielded roughly 25/100 of 1% more than U.S. Government and U.S. Government agency bonds. As the life of individual pools may vary widely, however, the actual yield earned on any issue of GNMA Certificates may differ significantly from the yield estimated on the assumption of a 12-year life.

         Since the inception of the GNMA mortgage-backed securities program in 1970, the amount of GNMA Certificates outstanding has grown rapidly. The size of the market and the active participation in the secondary market by securities dealers and many types of investors make the GNMA Certificates a highly liquid instrument. Prices of GNMA Certificates are readily available from securities dealers and depend on, among other things, the level of market interest rates, the GNMA Certificate's coupon rate and the prepayment experience of the pools of mortgages backing each GNMA Certificate.

COVERED CALL OPTIONS

         Growth and Income Portfolio may write (sell) covered call options on certain portfolio securities, but options may not be written on more than 25% of the aggregate market value of any single portfolio security (determined each time a call is sold as of the date of such sale). As a writer of a call option, the Portfolio receives a premium less commission, and, in exchange, foregoes the opportunity to profit from increases in the market value of the security covering the call above the sum of the premium and the exercise price of the option during the life of the option. The purchaser of such a call has the option of purchasing the security from the Portfolio's portfolio at the option price during the life of the option. Portfolio securities on which options may be written are purchased solely on the basis of investment considerations consistent with the Portfolio's investment objectives. The security covering the call is maintained in a segregated account of the Portfolio's custodian. The Portfolio does not consider a security covered by a call option to be "pledged" as that term is used in the Portfolio's policy which limits the pledging or mortgaging of its assets.


         The Portfolio will purchase a call option only when entering into a "closing purchase transaction," i.e., a purchase of a call option on the same security with the same exercise price and expiration date as a "covered" call already written by the Portfolio. There is no assurance that the Portfolio will be able to effect such closing purchase transactions at a favorable price; if the Portfolio cannot enter into such a transaction it may be required to hold a security that it might otherwise have sold. The Portfolio's portfolio turnover may increase through the exercise of options if the market price of the underlying securities appreciates and the Portfolio has not entered into a closing purchase transaction. The commission on the purchase or sale of a call option is higher in relation to the premium than the commission in relation to the price on purchase or sale of the underlying security.

SECURITIES INDEX OPTIONS


         Each of International Growth Portfolio, Capital Growth Portfolio, Real Estate Growth Portfolio, Equity-Income Portfolio and Swiss Franc Bond Portfolio may invest in call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements adversely affecting the value of the applicable Portfolio's securities or securities the Portfolio intends to buy. The Portfolios will not invest in securities index options for speculative purposes.

         Options on stock indices are traded only on national securities exchanges and over-the-counter, both in the United States and in foreign countries. However, a Portfolio will not purchase over-the-counter options. A securities index fluctuates with changes in the market values of the securities included in the index. For example, some stock index options are based on a broad market index such as the S&P 500 or the Value Line Composite Index in the U.S., the Nikkei in Japan or the FTSE 100 in the United Kingdom. Index options may also be based on a narrower market index, such as the S&P 100 or on an industry or market segment such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index.


         A Portfolio may purchase put options in order to hedge against an anticipated decline in securities prices that might adversely affect the value of securities held by the Portfolio. If a Portfolio purchases a put option on a securities index, the amount of the payment it would receive upon exercising the option would depend on the extent of any decline in the level of the securities index below the exercise price. Such payments would tend to offset a decline in the value of securities held by the Portfolio. However, if the level of the securities index increases and remains above the exercise price while the put option is outstanding, the Portfolio will not be able to profitably exercise the option and will lose the amount of the premium and any transaction costs. Such loss may be partially offset by an increase in the value of the securities held by the Portfolio.


         A Portfolio may purchase call options on securities indices in order to lock in a favorable price on securities that it intends to buy in the future. If a Portfolio purchases a call option on a securities index, the amount of the payment it receives upon exercising the option depends on the extent of any increase in the level of the securities index above the exercise price. Such payments would in effect allow a Portfolio to benefit from securities market appreciation even though it may not have had sufficient cash to purchase the underlying securities. Such payments may offset increases in the price of securities that the Portfolio intends to purchase. If, however, the level of the securities index declines and remains below the exercise price while the call option is outstanding, the Portfolio will not be able to exercise the option profitably and will lose the amount of the premium and transaction costs. Such loss may be partially offset by a reduction in the price the Portfolio pays to buy additional securities for its portfolio.


         A Portfolio may sell any securities index option it has purchased or write a similar offsetting securities index option in order to close out a position in a securities index option which it has purchased. These closing sale transactions enable a Portfolio to immediately realize gains or minimize losses on its options positions. However, there is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market may exist. In addition, securities index prices may be distorted by interruptions in the trading of securities of certain companies or of issuers in certain industries, or by restrictions that may be imposed by an exchange on opening or closing transactions, or both, which would disrupt trading in options on such indices and preclude a Portfolio from closing out its options positions. If a Portfolio is unable to effect a closing sale transaction with respect to options that it has purchased, it would have to exercise the options in order to realize any profit.

         The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that can not be reflected in the options markets. The purchase of options is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

         In addition to the risks of imperfect correlation between securities held by a Portfolio and the index underlying the option, the purchase of securities index options involves the risk that the premium and transaction costs paid by a Portfolio in purchasing an option will be lost. This could occur as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based.

FORWARD FOREIGN CURRENCY TRANSACTIONS


         International Growth Portfolio, Swiss Franc Bond Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, and Balanced Portfolio each may enter into foreign currency transactions on a spot (I.E., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market. Each of these Portfolios also has authority to purchase and sell forward foreign currency exchange contracts involving currencies of the different countries in which it will invest as a hedge against possible variations in the foreign exchange rate between these currencies and the U.S. dollar. This is accomplished through contractual agreements to purchase or sell a specified currency at a specified future date and price set at the time of the contract. A Portfolio may close out a forward position in a currency by selling the forward contract or entering into an offsetting forward contract.

         Each Portfolio's transactions in forward foreign currency contracts will be limited to hedging either specific transactions or portfolio positions, except that, as described below, Swiss Franc Bond Portfolio may also enter into such contracts in order to link the value of an investment in a "non-Swiss franc security" (as defined in the Prospectus) to the performance of the Swiss franc. Transaction hedging is the purchase or sale of forward foreign currency contracts with respect to specific receivables or payables of a Portfolio accruing in connection with the purchase and sale of its portfolio securities denominated in foreign currencies. Portfolio hedging is the use of forward foreign currency contracts to offset portfolio security positions denominated or quoted in such foreign currencies. There is no guarantee that a Portfolio will be engaged in hedging activities when adverse exchange rate movements occur. A Portfolio may not necessarily, and Swiss Franc Bond Portfolio will not, attempt to hedge all of its foreign portfolio positions and will enter into such transactions only to the extent, if any, deemed appropriate by Pioneer.

         A Portfolio may engage in cross-hedging by using forward contracts in one currency to hedge against fluctuations in the value of securities denominated in a different currency, if Pioneer determines that there is a pattern of correlation between the two currencies. Cross-hedging may also include entering into a forward transaction involving two foreign currencies, using one foreign currency as a proxy for the U.S. dollar to hedge against variations in the other foreign currency, if Pioneer determines that there is a pattern of correlation between the proxy currency and the U.S.

dollar.

         Hedging against a decline in the value of a currency does not eliminate fluctuations in the prices of portfolio securities or prevent losses if the prices of such securities decline. Such transactions also limit the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Portfolio to hedge against a devaluation that is so generally anticipated that the Portfolio is not able to contract to sell the currency at a price above the devaluation level it anticipates.

         Swiss Franc Bond Portfolio may combine forward contracts to purchase Swiss francs with investments in securities denominated in another currency in an attempt to construct a combined investment position whose overall performance will be similar to that of a security denominated in Swiss francs. For example, the Portfolio could purchase a dollar-denominated security and at the same time enter into a forward contract to exchange dollars for Swiss francs at a future date. If the amount of dollars to be exchanged is properly matched with the anticipated value of the dollar-denominated security, the Portfolio should be able to "lock in" the Swiss franc value of the security, and the Portfolio's overall investment return from the combined position should be similar to the return from purchasing a Swiss franc-denominated instrument. This is commonly referred to as a "synthetic" investment position.


         Synthetic investment positions may offer greater liquidity than actual purchases of Swiss franc-denominated securities because of the broad variety of highly liquid short-term instruments available in the United States and other countries (other than Switzerland). However, the execution of a synthetic investment strategy may not be successful. It is impossible to forecast with absolute precision what the market value of a particular security will be at any given time. If the value of a non-Swiss franc security is not exactly matched with Swiss Franc Bond Portfolio's obligation under the forward currency exchange contract on the contract's maturity date, the Portfolio may be exposed to some risk of loss from fluctuation in the exchange rate between the Swiss franc and the non-Swiss franc currency. Although Pioneer will attempt to match such investments, there can be no assurance that Pioneer will be successful in doing so.


         If a Portfolio enters into a forward contract to purchase foreign currency, its custodian bank will segregate cash or liquid, high grade debt securities in a separate account of the Portfolio in an amount equal to the value of the Portfolio's total assets committed to the consummation of such forward contract. Those assets will be valued at market daily and if the value of the assets in the separate account declines, additional cash or securities will be placed in the accounts so that the value of the account will equal the amount of the Portfolio's commitment with respect to such contracts.

         The cost to a Portfolio of engaging in foreign currency transactions varies with such factors as the currency involved, the size of the contract, the length of the contract period and the market conditions then prevailing. Since transactions in foreign currency and forward contracts are usually conducted on a principal basis, no fees or commissions are involved.

OPTIONS ON FOREIGN CURRENCIES


         International Growth Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio and Swiss Franc Bond Portfolio each may purchase options on foreign currencies for hedging purposes in a manner similar to that of transactions in forward contracts. For example, a decline in the U.S. dollar value of a foreign currency in which portfolio securities are quoted or denominated will reduce the U.S. dollar value of such securities, even if their value in the foreign currency remains constant. In an attempt to protect against such decreases in the value of portfolio securities, a Portfolio may purchase put options on the foreign currency. If the value of the currency declines, the Portfolio will have the right to sell such currency for a fixed amount of U.S. dollars which exceeds the market value of such currency. This would result in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Portfolio's securities quoted or denominated in that currency.


         Conversely, if a rise in the U.S. dollar value of a currency is projected for those securities to be acquired, thereby increasing the cost of such securities, a Portfolio may purchase call options on such currency. If the value of such currency increased, the purchase of such call options would enable the Portfolio to purchase currency for a fixed amount of U.S. dollars which is less than the market value of such currency. Such a purchase would result in a gain that may offset, at least partially, the effect of any currency related increase in the price of securities the Portfolio intends to acquire. As in the case of other types of options transactions, however, the benefit a Portfolio derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Portfolio could sustain losses on transactions in foreign currency options which would deprive it of a portion or all of the benefits of advantageous changes in such rates.

         A Portfolio may close out its position in a currency option by either selling the option it has purchased or entering into an offsetting option.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

         To hedge against changes in securities prices or currency exchange rates, International Growth Portfolio, Capital Growth Portfolio, Real Estate Growth Portfolio and Swiss Franc Bond Portfolio may purchase and sell various kinds of futures contracts, and purchase and write (sell) call and put options on such futures contracts. Growth Shares Portfolio, Growth and Income Portfolio, and Balanced Portfolio may only purchase and sell futures contracts that relate to foreign currencies and related options. Each Portfolio may also enter into closing purchase and sale transactions with respect to such futures contracts and options. Futures contracts may be based on various securities (such as U.S. Government securities), securities indices, foreign currencies and other financial instruments and indices. All futures contracts entered into by the Portfolios are traded on U.S. exchanges or boards of trade that are licensed and regulated by the Commodity Futures Trading Commission (the "CFTC") or on foreign exchanges.

         FUTURES CONTRACTS. A futures contract may generally be described as an agreement between two parties to buy and sell particular financial instruments for an agreed price during a designated month (or to deliver the final cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract).

         When interest rates are rising or securities prices are falling, a Portfolio can seek to offset a decline in the value of its current portfolio securities through the sale of futures contracts. When interest rates are falling or securities prices are rising, a Portfolio, through the purchase of futures contracts, can attempt to secure better rates or prices than might later be available in the market when it effects anticipated purchases. Similarly, a Portfolio can sell futures contracts on a specified currency to protect against a decline in the value of such currency and a decline in the value of its portfolio securities which are quoted or denominated in such currency. A Portfolio can purchase futures contracts on foreign currency to establish the price in U.S. dollars of a security quoted or denominated in such currency that the Portfolio has acquired or expects to acquire.

         Positions taken in the futures markets are not normally held to maturity but are instead liquidated through offsetting transactions which may result in a profit or a loss. While futures contracts on securities or currency will usually be liquidated in this manner, a Portfolio may instead make, or take, delivery of the underlying securities or currency whenever it appears economically advantageous to do so. A clearing corporation associated with the exchange on which futures on securities or currency are traded guarantees that, if still open, the sale or purchase will be performed on the settlement date.

         Each Portfolio will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the Portfolio's custodian for the benefit of the futures commission merchant through whom the Portfolio engages in such futures contracts and options transactions. In the case of futures contracts or options requiring a Portfolio to purchase securities, the Portfolio must place cash or liquid, high grade debt securities in a segregated account maintained by the custodian and marked to market daily to cover such futures contracts and options.


         HEDGING STRATEGIES. Hedging, by use of futures contracts, seeks to establish with more certainty the effective price, rate of return and currency exchange rate on portfolio securities and securities that a Portfolio owns or proposes to acquire. A Portfolio may, for example, take a "short" position in the futures market by selling futures contracts in order to hedge against an anticipated rise in interest rates or a decline in market prices or foreign currency rates that would adversely affect the value of securities held by the Portfolio. Such futures contracts may include contracts for the future delivery of securities held by the Portfolio or securities with characteristics similar to those securities held by the Portfolio. Similarly, a Portfolio may sell futures contracts in currency in which its portfolio securities are quoted or denominated, or in one currency to hedge against fluctuations in the value of securities quoted or denominated in a different currency if there is an established historical pattern of correlation between the two currencies. If, in the opinion of Pioneer, there is a sufficient degree of correlation between price trends for the securities held by the Portfolio and futures contracts based on other financial instruments, securities indices or other indices, the Portfolio may also enter into such futures contracts as part of its hedging strategy. Although under some circumstances prices of securities held by a Portfolio may be more or less volatile than prices of such futures contracts, Pioneer will attempt to estimate the extent of this volatility difference based on historical patterns and compensate for any such differential by having the Portfolio enter into a greater or lesser number of futures contracts or by attempting to achieve only a partial hedge against price changes affecting the Portfolio's securities portfolio. When hedging of this character is successful, any depreciation in the value of securities held by a Portfolio will be substantially offset by appreciation in the value of the futures position. On the other hand, any unanticipated appreciation in the value of securities held by a Portfolio would be substantially offset by a decline in the value of the futures position.


         On other occasions, a Portfolio may take a "long" position by purchasing futures contracts. This would be done, for example, when the Portfolio anticipates the subsequent purchase of particular securities when it has the necessary cash, but expects the prices or currency exchange rates then available in the applicable market to be less favorable than prices or rates that are currently available.

         OPTIONS ON FUTURES CONTRACTS. International Growth Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio and Swiss Franc Bond Portfolio may each purchase and write options on futures contracts for hedging purposes. The acquisition of put and call options on futures contracts will give a Portfolio the right (but not the obligation) for a specified price to sell or to purchase, respectively, the underlying futures contract at any time during the option period. As the purchaser of an option on a futures contract, a Portfolio obtains the benefit of the futures position if prices move in a favorable direction but limits its risk of loss in the event of an unfavorable price movement to the loss of the premium and transaction costs.

         The writing of a call option on a futures contract generates a premium which may partially offset a decline in the value of a Portfolio's assets. By writing a call option, a Portfolio becomes obligated (if the option is exercised), in exchange for the premium, to sell a futures contract, which may have a value higher than the exercise price. Conversely, the writing of a put option on a futures contract generates a premium which may partially offset an increase in the price of securities that the Portfolio intends to purchase. However, by writing a put option, the Portfolio becomes obligated (if the option is exercised) to purchase a futures contract which may have a value lower than the exercise price. Thus, the loss that a Portfolio may incur by writing options on futures is potentially unlimited and may exceed the amount of the premium received. A Portfolio will incur transaction costs in connection with the writing of options on futures.

         The holder or writer of an option on a futures contract may terminate its position by selling or purchasing an offsetting option of the same series. There is no guarantee that such closing transactions can be effected. A Portfolio's ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid market.


         OTHER CONSIDERATIONS. As noted above, International Growth Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Balanced Portfolio and Swiss Franc Bond Portfolio may each engage in futures and related options transactions for hedging purposes. CFTC regulations permit principals of an investment company registered under the 1940 Act to engage in such transactions for bona fide hedging (as defined in such regulations) and certain other limited purposes without registering as commodity pool operators. Each Portfolio will determine that the price fluctuations in the futures contracts and options on futures contracts used for hedging purposes are substantially related to price fluctuations in securities held by the Portfolio or which it expects to purchase. Except as stated below, each Portfolio's futures transactions will be entered into for traditional hedging purposes--i.e., futures contracts will be sold to protect against a decline in the price of securities (or the currency in which they are quoted or denominated) that the Portfolio owns, or futures contracts will be purchased to protect the Portfolio against an increase in the price of securities (or the currency in which they are quoted or denominated) it intends to purchase. As evidence of this hedging intent, each Portfolio expects that on 75% or more of the occasions on which it takes a long futures or option position (involving the purchase of futures contracts), the Portfolio will have purchased, or will be in the process of purchasing, equivalent amounts of related securities or assets quoted or denominated in the related currency in the cash market at the time when the futures or option position is closed out. However, in particular cases, when it is economically advantageous for a Portfolio to do so, a long futures position may be terminated or an option may expire without the corresponding purchase of securities or other assets.


         As an alternative to literal compliance with the bona fide hedging definition, a CFTC regulation permits a Portfolio to elect to comply with a different test under which the sum of the amounts of initial margin deposits on the Portfolio's existing futures contracts and premiums paid for options on futures entered into for the purpose of seeking to increase total return (net of the amount the positions were "in the money" at the time of purchase) may not exceed 5% of the market value of the Portfolio's net assets. A Portfolio will engage in transactions in futures contracts and related options only to the extent such transactions are consistent with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), for maintaining its qualification as a regulated investment company for federal income tax purposes.

         Transaction costs associated with futures contracts and related options include brokerage costs, required margin deposits and, in the case of contracts and options obligating a Portfolio to purchase securities or currencies, the requirement that the Portfolio segregate assets to cover such contracts and options.

         While transactions in futures contracts and options on futures may reduce certain risks, such transactions themselves entail certain other risks. Thus, while a Portfolio may benefit from the use of futures and options on futures, unanticipated changes in interest rates, securities prices or currency exchange rates may result in a poorer overall performance for the Portfolio than if it had not entered into any futures contracts or options transactions. In the event of an imperfect correlation between a futures position and a portfolio position which is intended to be protected, the desired protection may not be obtained and a Portfolio may be exposed to risk of loss.

         Perfect correlation between a Portfolio's futures positions and portfolio positions will be difficult to achieve because the only futures contracts available to hedge a Portfolio's portfolio are various futures on U.S. Government securities and foreign currencies, futures on a municipal securities index and stock index futures. In addition, it is not possible to hedge fully or perfectly against the effect of currency fluctuations on the value of foreign securities because currency movements affect the value of different securities in differing degrees.

RESTRICTED AND ILLIQUID SECURITIES


         Each Portfolio, other than America Income Portfolio and Money Market Portfolio, may invest up to 5% of its net assets in "restricted securities" (I.E., securities that would be required to be registered prior to distribution to the public), excluding restricted securities eligible for resale under Rule 144A under the Securities Act of 1933, as amended (the "1933 Act"), and, for the Portfolios that allow non-U.S. investments, foreign securities which are offered or sold outside the United States. In addition, each Portfolio other than Money Market Portfolio may invest up to 15% of its net assets in illiquid investments, which includes securities that are not readily marketable and repurchase agreements maturing in more than seven days. Money Market Portfolio may invest up to 10% of its net assets in such investments. Generally, a security may be considered illiquid if a Portfolio is unable to dispose of such security within seven days at approximately the price at which it values such security. Securities may also be considered illiquid as a result of certain legal or contractual restrictions on resale. The sale of illiquid securities, if they can be sold at all, generally will require more time and result in higher brokerage charges and other selling expenses than will the sale of liquid securities, such as securities eligible for trading on U.S. exchanges or in the over-the-counter markets. Moreover, restricted securities (I.E., securities that would be required to be registered prior to distribution to the general public), such as securities eligible for resale pursuant to Rule 144A ("144A securities"), which may be illiquid for purposes of this limitation, often sell, if at all, at a price lower than similar securities that are not subject to restrictions on resale.

         With respect to liquidity determinations generally, the Board of Trustees has the ultimate responsibility for determining whether specific securities, including Rule 144A securities, are liquid or illiquid. The Board has delegated the function of making day-to-day determinations of liquidity for each Portfolio to Pioneer, pursuant to guidelines reviewed by the Trustees. Pioneer takes into account a number of factors in reaching liquidity decisions. These factors may include, but are not limited to: (i) the frequency of trading in the security; (ii) the number of dealers who make quotes for the security;
(iii) the number of dealers who have undertaken to make a market in the security; (iv) the number of other potential purchasers; and (v) the nature of the security and how trading is effected (E.G., the time needed to sell the security, how offers are solicited and the mechanics of transfer). Pioneer will monitor the liquidity of securities held by the Portfolio and report periodically on such decisions to the Trustees.


REPURCHASE AGREEMENTS


         Each Portfolio may enter into repurchase agreements with "primary dealers" in U.S. Government securities and banks which furnish collateral at least equal in value or market price to the amount of their repurchase obligation. Each Portfolio that may invest in foreign securities may also enter into repurchase agreements involving certain foreign government securities. The primary risk is that, if the seller defaults, a Portfolio might suffer a loss to the extent that the proceeds from the sale of the underlying securities and other collateral held by the Portfolio in connection with the related repurchase agreement are less than the repurchase price. Another risk is that, in the event of bankruptcy of the seller, a Portfolio could be delayed in or prohibited from disposing of the underlying securities and other collateral held by the Portfolio in connection with the related repurchase agreement pending court proceedings. In evaluating whether to enter into a repurchase agreement for a Portfolio, Pioneer will carefully consider the creditworthiness of the seller pursuant to procedures reviewed and approved by the Trustees.


LENDING OF PORTFOLIO SECURITIES


         Each Portfolio other than America Income Portfolio and Money Market Portfolio may lend portfolio securities to member firms of the New York Stock Exchange, under agreements which would require that the loans be secured continuously by collateral in cash, cash equivalents or U.S. Treasury Bills maintained on a current basis at an amount at least equal to the market value of the securities loaned. A Portfolio would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned as well as the benefit of an increase or detriment of a decrease in the market value of the securities loaned and would also receive compensation based on investment of the collateral. A Portfolio would not, however, have the right to vote any securities having voting rights during the existence of the loan, but would call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of consent on a material matter affecting the investment.


         As with other extensions of credit there are risks of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. A Portfolio will lend portfolio securities only to firms which have been approved in advance by the Board of Trustees, which will monitor the creditworthiness of any such firms. At no time would the value of the securities loaned by a Portfolio exceed 33 1/3% of the value of its total assets.

OTHER INVESTMENT COMPANIES

         With the exception of the Money Market Portfolio, which may not purchase securities of other investment companies or investment trusts, unless they are acquired as part of a merger, consolidation or acquisition of assets, the Portfolios may not, under the 1940 Act, acquire the securities of other domestic or foreign investment companies r investment funds if, as a result, (i) more than 10% of a Portfolio's total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Portfolio, or (iii) more than 5% of the Portfolio's total assets would be invested in any one investment company. These limitations do not apply to the purchase of shares of any investment company in connection with a merger, consolidation, reorganization or acquisition of substantially all the assets of another investment company. A Portfolio, as a shareholder of the securities of another investment company, will bear its pro rata portion of the other investment company's expenses, including advisory fees. These expenses are in addition to the direct expenses of the Portfolio's own operations.

WARRANTS

         Each Portfolio may invest in warrants, which are securities permitting, but not obligating, their holder to subscribe for other securities. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holders to purchase, and they do not represent any rights in the assets of the issuer. As a result, an investment in warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date. Although each Portfolio does not have a formal percentage limitation on such investments, it is not expected that Pioneer will invest more than 5% of a Portfolio's net assets in such securities.

REAL ESTATE INVESTMENT TRUSTS


         Real Estate Growth Portfolio may invest without limitation in shares of real estate investment trusts ("REITs"). Capital Growth Portfolio, Growth Shares Portfolio, Growth and Income Portfolio, Equity-Income Portfolio and Balanced Portfolio may each invest up to 5% of its total assets in shares of REITs. REITs are pooled investment vehicles which invest primarily in income-producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or a combination of equity and mortgage REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Like regulated investment companies such as Real Estate Growth Portfolio, REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Code. Each Portfolio will indirectly bear its proportionate share of any expenses paid by REITs in which it invests in addition to the expenses paid by the Portfolio.


         Investing in REITs involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. Equity REITs may be affected by changes in the value of the underlying property owned by the REITs, while mortgage REITs may be affected by the quality of any credit extended. REITs are dependent upon management skills, are not diversified and are subject to the risks of financing projects. REITs are subject to heavy cash flow dependency, default by borrowers, self-liquidation, and the possibilities of failing to qualify for the exemption from tax for distributed income under the Code and failing to maintain their exemptions under the 1940 Act. REITs whose underlying assets include long-term health care properties, such as nursing, retirement and assisted living homes, may be affected by federal regulations concerning the health care industry.


         REITs (especially mortgage REITs) are also subject to interest rate risks. When interest rates decline, the value of a REIT's investment in fixed rate obligations can be expected to rise. Conversely, when interest rates rise, the value of a REIT's investment in fixed rate obligations can be expected to decline. In contrast, as interest rates on adjustable rate mortgage loans are reset periodically, yields on a REIT's investments in such loans will gradually align themselves to reflect changes in market interest rates, causing the value of such investments to fluctuate less dramatically in response to interest rate fluctuations than would investments in fixed rate obligations.


         Investing in REITs involves risks similar to those associated with investing in small capitalization companies. REITs may have limited financial resources, may trade less frequently and in a limited volume and may be subject to more abrupt or erratic price movements than larger company securities. Historically, small capitalization stocks, such as REITs, have been more volatile in price than the larger capitalization stocks included in the S&P 500 Index.


MORTGAGE-BACKED SECURITIES

         Real Estate Growth, Balanced and America Income Portfolios may invest in mortgage-backed securities. Investing in mortgage-backed securities involves certain unique risks in addition to those risks associated with investing in the real estate industry in general. In addition to the risks described in the Prospectus, both adjustable rate mortgage loans and fixed rate mortgage loans may be subject to a greater rate of principal prepayments in a declining interest rate environment and to a lesser rate of principal prepayments in an increasing interest rate environment. In an environment of rapidly rising interest rates, the Fund may encounter difficulty disposing of instruments that are sensitive to changes in interest rates.


INVESTMENT RESTRICTIONS


         The Fund, on behalf of each Portfolio, has adopted certain fundamental investment restrictions which may not be changed without the affirmative vote of the record holders of a "majority" (as defined in the 1940 Act) of the Portfolio's outstanding voting securities. As used in the Prospectus and this Statement of Additional Information, such approval means the approval of the lesser of (i) the recordholders of 67% or more of the shares of a Portfolio represented at a meeting if the recordholders of more than 50% of the outstanding shares of the Portfolios are present in person or by proxy, or (ii) the holders of more than 50% of the Portfolio's outstanding shares.


RESTRICTIONS THAT APPLY TO INTERNATIONAL GROWTH PORTFOLIO, CAPITAL GROWTH PORTFOLIO, GROWTH SHARES PORTFOLIO, REAL ESTATE GROWTH PORTFOLIO, GROWTH AND INCOME PORTFOLIO, EQUITY-INCOME PORTFOLIO, BALANCED PORTFOLIO AND SWISS FRANC BOND PORTFOLIO:

         Each Portfolio may not:

         (1) Issue senior securities, except as permitted by paragraphs (2), (6) and (7) below. For purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts, repurchase agreements and reverse repurchase agreements entered into in accordance with the Portfolio's investment policy, and the pledge, mortgage or hypothecation of the Portfolio's assets within the meaning of paragraph (3) below are not deemed to be senior securities.

         (2) Borrow money, except from banks as a temporary measure for extraordinary emergency purposes and except pursuant to reverse repurchase agreements and (for Swiss Franc Bond Portfolio only) forward roll transactions, and then only in amounts not to exceed 33 1/3% of the Portfolio's total assets (including the amount borrowed) taken at market value. The Portfolio will not use leverage to attempt to increase income. The Portfolio will not purchase securities while outstanding borrowings (including reverse repurchase agreements) exceed 5% of the Portfolio's total assets.

         (3) Pledge, mortgage, or hypothecate its assets, except to secure indebtedness permitted by paragraph (2) above and then only if such pledging, mortgaging or hypothecating does not exceed 33 1/3% of the Portfolio's total assets taken at market value.


         (4) Act as an underwriter, except to the extent that, in connection with the disposition of portfolio securities, the Portfolio may be deemed to be an underwriter for purposes of the 1933 Act .


         (5) Purchase or sell real estate, except that the Portfolio may (i) lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and (v) hold and sell real estate acquired by the Portfolio as a result of the ownership of securities.

         (6) Make loans, except that the Portfolio may lend portfolio securities in accordance with the Portfolio's investment policies and may purchase or invest in repurchase agreements, bank certificates of deposit, a portion of an issue of publicly distributed bonds, bank loan participation agreements, bankers' acceptances, debentures or other securities, whether or not the purchase is made upon the original issuance of the securities.

         (7) Invest in commodities or commodity contracts or in puts, calls, or combinations of both, except interest rate futures contracts, options on securities, securities indices, currency and other financial instruments, futures contracts on securities, securities indices, currency and other financial instruments and options on such futures contracts, forward foreign currency exchange contracts, forward commitments, securities index put or call warrants, interest rate swaps, caps and floors and repurchase agreements entered into in accordance with the Fund's investment policies.

         (8) (THIS RESTRICTION NO. 8 DOES NOT APPLY TO REAL ESTATE GROWTH PORTFOLIO) With respect to 75% of its total assets, purchase securities of an issuer (other than the U.S. Government, its agencies or instrumentalities), if

                  (a) such purchase would cause more than 5% of the Portfolio's total assets, taken at market value, to be invested in the securities of such issuer, or

                  (b) such purchase would at the time result in more than 10% of the outstanding voting securities of such issuer being held by the Portfolio.

         It is the fundamental policy of each Portfolio other than Real Estate Growth Portfolio not to concentrate its investments in securities of companies in any particular industry. Following the current opinion of the staff of the SEC, investments are concentrated in a particular industry if such investments aggregate 25% or more of the Portfolio's total assets. The foregoing industry concentration policy does not apply to investments in U.S. Government securities.

         Real Estate Growth Portfolio will invest 25% or more of its total assets in securities issued by companies in the real estate industry.


         As a matter of nonfundamental investment policy and in connection with the offering of its shares in various states and foreign countries, the Fund, on behalf of each Portfolio, has agreed not to:

         (a) Purchase securities on margin or make short sales unless by virtue of its ownership of other securities, the Portfolio has the right to obtain, without payment of additional consideration, securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities and in connection with transactions involving forward foreign currency exchange transactions, options, futures contracts and options on futures contracts.

         (b) Purchase any security which is illiquid, if more than 15% of the net assets of the Portfolio, taken at market value, would be invested in such securities. Each Portfolio may not invest in repurchase agreements maturing in more than seven days. Each Portfolio currently intends to limit its investments in illiquid securities to illiquid Rule 144A securities.

         (c) Invest more than 5% of its total assets in restricted securities, excluding Rule 144A securities; provided, however, the Portfolio may not invest more than 15% of its total assets in restricted securities, including such Rule 144A securities.

         (d) Write covered calls or put options with respect to more than 25% of the value of its total assets.

         (e) Real Estate Growth Portfolio may not invest more than 10% of its total assets in shares of REITs that are not readily marketable.


RESTRICTIONS THAT APPLY TO AMERICA INCOME PORTFOLIO

         America Income Portfolio may not:

         (1) borrow money, except from banks to meet redemptions in amounts not exceeding 33 1/3% (taken at the lower of cost or current value) of its total assets (including the amount borrowed). The Portfolio does not intend to borrow money during the coming year, and will do so only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Portfolio will not purchase securities while any borrowings are outstanding;

         (2) purchase securities on margin;

         (3) make loans to any person, except by (a) the purchase of a debt obligation in which the Portfolio is permitted to invest and (b) engaging in repurchase agreements;

         (4) act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities; or

         (5) issue senior securities, except as permitted by restrictions nos. 2 and 4 above, and, for purposes of this restriction, the issuance of shares of beneficial interest in multiple classes or series, the purchase or sale of options, futures contracts and options on futures contracts, forward commitments, forward foreign exchange contracts and repurchase agreements entered into in accordance with the Portfolio's investment policies.


         The Fund, on behalf of America Income Portfolio, has agreed to adopt certain additional investment restrictions which are not fundamental and may be changed by a vote of the Fund's Board of Trustees without shareholder approval.

Pursuant to these additional restrictions, the Portfolio may not:

         (a) make short sales of securities, unless by virtue of its ownership of other securities, the Portfolio has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same terms and conditions, except that the Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities;


         (b) invest in any security, including any repurchase agreement maturing in more than seven days, which is illiquid, if more than 15% of the net assets of the Portfolio, taken at market value, would be invested in such securities;

         (c) pledge, mortgage or hypothecate its portfolio securities if at the time of such action the value of the securities so pledged, mortgaged or hypothecated would exceed 10% of the value of the Portfolio;


         (d) purchase or sell real estate except that the Portfolio may (i) acquire or lease office space for its own use, (ii) invest in securities of issuers that invest in real estate or interests therein, (iii) invest in securities that are secured by real estate or interests therein, (iv) purchase and sell mortgage-related securities and real estate limited partnerships and
(v) hold and sell real estate acquired by the Portfolio as a result of the ownership or securities; and

         (e)  invest in  assets,  except in U.S.  Government  Securities  and in
when-issued   commitments  and  repurchase  agreements  with  respect  to  these securities;

RESTRICTIONS THAT APPLY TO MONEY MARKET PORTFOLIO

         Money Market Portfolio may not:

         (1) except with respect to investments in obligations of (a) the U.S. Government, its agencies, authorities or instrumentalities and (b) domestic banks, purchase any security if, as a result (i) more than 5% of the assets of the Portfolio would be invested in the securities of any one issuer, or (ii) more than 25% of its assets would be invested in a particular industry;

         (2) borrow money, except from banks to meet redemptions in amounts not exceeding 33 1/3% (taken at the lower of cost or current value) of its total assets (including the amount borrowed). The Portfolio does not intend to borrow money during the coming year, and will do so only as a temporary measure for extraordinary purposes or to facilitate redemptions. The Portfolio will not purchase securities while any borrowings are outstanding;

         (3)      make short sales of securities;

         (4)      purchase securities on margin;

         (5) write, purchase or otherwise invest in any put, call, straddle or spread option or buy or sell real estate, commodities or commodity futures contracts or invest in oil, gas or mineral exploration or development programs;

         (6) make loans to any person, except by (a) the purchase of a debt obligation in which the Portfolio is permitted to invest and (b) engaging in repurchase agreements;

         (7) knowingly purchase any security that is subject to legal or contractual restrictions on resale or for which there is no readily available market;

         (8) purchase the securities of other investment companies or investment trusts, unless they are acquired as part of a merger, consolidation or acquisition of assets;


         (9) purchase or retain the securities of any issuer if any officer or Trustee of the Fund or the Portfolio or its investment adviser is an officer or director of such issuer and beneficially owns more than 1/2 of 1% of the securities of such issuer and all of the officers and the Trustees of the Fund and the Portfolio's investment adviser together own more than 5% of the securities of such issuer;


         (10) act as an underwriter, except as it may be deemed to be an underwriter in a sale of restricted securities;

         (11) invest in companies for the purpose of exercising control or management; or

         (12)     issue senior securities.


         In addition, in order to comply with certain nonfundamental policies of the Portfolio, the Portfolio will not (i) pledge, mortgage or hypothecate its portfolio securities if at the time of such action the value of the securities so pledged, mortgaged or hypothecated would exceed 10% of the value of the Portfolio, or (ii) will not commit more than 10% of its assets to illiquid investments, such as repurchase agreements that mature in more than seven days. The term "person" as used in Investment Restriction No. 6 includes institutions as well as individuals. Policies in this paragraph may be changed by the Trustees without shareholder approval or notification.


CERTAIN ADDITIONAL NON-FUNDAMENTAL RESTRICTIONS THAT APPLY TO THE PORTFOLIOS

         Except with respect to the 300% asset coverage required with respect to borrowings by each Portfolio, if a percentage restriction on investment or utilization of assets as set forth above is adhered to at the time an investment is made, a later change in percentage resulting from changes in the values of the Portfolio's assets will not be considered a violation of the restriction.


2.       MANAGEMENT OF THE FUND

         The Fund's Board of Trustees provides broad supervision over the affairs of the Fund. The officers of the Fund are responsible for the Fund's operations. The Trustees and executive officers of the Fund are listed below, together with their principal occupations during the past five years. An asterisk indicates those Trustees who are interested persons of the Fund within the meaning of the 1940 Act.

JOHN F. COGAN, JR.*, CHAIRMAN OF THE BOARD, PRESIDENT AND TRUSTEE,
DOB:  JUNE 1926
         President, Chief Executive Officer and a Director of The Pioneer Group, Inc. ("PGI"); Chairman and a Director of Pioneering Management Corporation ("PMC") and Pioneer Funds Distributor, Inc. ("PFD"); Director of Pioneering Services Corporation ("PSC"), Pioneer Capital Corporation ("PCC"); Pioneer Real Estate Advisors, Inc., Pioneer Forest, Inc., Pioneer Explorer, Inc., Pioneer Management (Ireland) Ltd. ("PMIL") and Closed Joint Stock Company "Forest-Starma"; President and Director of Pioneer Metals and Technology, Inc. ("PMT"), Pioneer International Corp. ("PIntl"), Pioneer First Russia, Inc. ("First Russia") and Pioneer Omega, Inc. ("Omega"); Chairman of the Board and Director of Pioneer Goldfields Limited ("PGL") and Teberebie Goldfields Limited; Chairman of the Supervisory Board of Pioneer Fonds Marketing, GmbH, Pioneer First Polish Investment Fund Joint Stock Company, S.A. and Pioneer Czech Investment Company, A.S.; Chairman, President and Trustee of all of the Pioneer mutual funds; Director of Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer DM Cashfonds Plc, Pioneer European Equity Fund Plc, Pioneer Central & Eastern Europe Fund Plc and Pioneer US Real Estate Fund Plc; and Partner, Hale and Dorr LLP (counsel to PGI and the Fund).

RICHARD H. EGDAHL, M.D. TRUSTEE, DOB:  DECEMBER 1926
BOSTON UNIVERSITY HEALTH POLICY INSTITUTE, 53 BAY STATE ROAD, BOSTON, MA  02215
         Alexander Graham Bell Professor of Health Care Entrepreneurship, Boston University; Professor of Management, Boston University School of Management; Professor of Public Health, Boston University School of Public Health; Professor of Surgery, Boston University School of Medicine; University Professor, Boston University; Director, Boston University Health Policy Institute and Boston University Program for Health Care Entrepreneurship; Director, CORE (management of workers' compensation and disability costs - NASDAQ); Director, WellSpace (provider of complementary health care); Trustee, Boston Medical Center; Honorary Trustee, Franciscan Children's Hospital; and Trustee of all of the Pioneer mutual funds.

MARGUERITE A. PIRET, TRUSTEE, DOB:  MAY 1948
ONE BOSTON PLACE, SUITE 2635, BOSTON, MA  02108
         President, Newbury, Piret & Company, Inc. (merchant banking firm); Trustee of Boston Medical Center; Member of the Board of Governors of the Investment Company Institute; and Trustee of all of the Pioneer mutual funds.

DAVID D. TRIPPLE*, TRUSTEE AND EXECUTIVE VICE PRESIDENT, DOB:  FEBRUARY 1944
         Executive  Vice  President  and a  Director  of PGI;  President,  Chief
Investment Officer and a Director of PMC; Director of PFD, PCC, PIntl, First Russia, Omega, Pioneer SBIC Corporation ("Pioneer SBIC"), PMIL, Pioneer Global Equity Fund Plc, Pioneer Global Bond Fund Plc, Pioneer DM Cashfonds Plc, Pioneer European Equity Fund Plc, Pioneer Central and Eastern Europe Fund Plc and Pioneer US Real Estate Fund Plc; and Executive Vice President and Trustee of all of the Pioneer mutual funds.

STEPHEN K. WEST, TRUSTEE, DOB:  SEPTEMBER 1928
125 BROAD STREET, NEW YORK, NY 10004
         Of Counsel to Sullivan & Cromwell (law firm); Trustee, The Winthrop Focus Funds (mutual funds); and Trustee of all of the Pioneer mutual funds.


STEPHEN G. KASNET, VICE PRESIDENT, DOB:   MAY 1945

         Trustee and Vice President of Pioneer Real Estate Shares; Vice President of PGI and President of Pioneer Real Estate Advisor, Inc. since 1995; and Managing Director, Winthrop Financial Associates and First Winthrop Corp. from 1991 to 1995.

WILLIAM H. KEOUGH, TREASURER,  DOB:  APRIL 1937
       Senior Vice President, Chief Financial Officer and Treasurer of PGI; Treasurer of PFD, PMC, PSC, PCC, PIC, PIntl, PMT, PGL, First Russia, Omega and Pioneer SBIC Corporation; Treasurer and Director of PPC; and Treasurer of all of the Pioneer mutual funds.

JOSEPH P. BARRI, SECRETARY, DOB: AUGUST 1946
       Secretary of PGI, PMC, PPC, PIC, PIntl, PMT, First Russia, Omega and PCC; Clerk of PFD and PSC; Partner, Hale and Dorr LLP (counsel to the Fund); and Secretary of all of the Pioneer mutual funds.

ERIC W. RECKARD, ASSISTANT TREASURER, DOB:  JUNE 1956

Manager of Business Planning and Internal Audit of PMC since September 1996; Manager of Fund Accounting of PMC since May 1994; Manager of Auditing,
Compliance and Business Analysis for PGI prior to May 1994; and Assistant Treasurer of all of the Pioneer mutual funds.


ROBERT P. NAULT, ASSISTANT SECRETARY, DOB:   MARCH 1964
       General Counsel and Assistant Secretary of PGI since 1995; Assistant Secretary of PMC, PIntl, PGL, First Russia, Omega and all of the Pioneer mutual funds; Assistant Clerk of PFD and PSC; and formerly of Hale and Dorr LLP (counsel to the Fund) where he most recently served as junior partner.

NORMAN KURLAND, VICE PRESIDENT,  DOB:  NOVEMBER 1949
       Senior Vice President of PMC since 1993; Vice President of PMC from 1990 to 1993; Vice President of Pioneer Europe Fund, Pioneer Emerging Markets Fund, Pioneer India Fund and Pioneer International Growth Fund.

J. RODMAN WRIGHT, VICE PRESIDENT,  DOB:   JANUARY 1961
       Vice President of PMC and Pioneer Capital Growth Fund, since January 1997 and former analyst and assistant portfolio manager of the Fund; formerly an analyst and a co-portfolio manager, focusing on small capitalization securities, with another investment firm from November 1989 to July 1994.

ROBERT W. BENSON, VICE PRESIDENT,  DOB:  APRIL 1947

         Senior Vice President of PMC; Vice President of Pioneer Real Estate Shares.


JOHN A. CAREY, VICE PRESIDENT,  DOB:   MAY 1949
       Vice President of PMC, Pioneer Equity-Income Fund and Pioneer Fund.

WILLIAM C. FIELD,  VICE PRESIDENT,  DOB:   SEPTEMBER 1964
       Vice President of PMC and Pioneer Balanced Fund. Research Analyst since 1991 and served as an assistant portfolio manager for certain institutional accounts since January 1996.

SHERMAN B. RUSS, VICE PRESIDENT,  DOB:  JULY 1937
       Senior Vice President of PMC; Vice President of Pioneer Bond Fund, Pioneer Money Market Trust, Pioneer America Income Trust and Pioneer Interest Shares.

SALVATORE P. PRAMAS, VICE PRESIDENT, DOB:  APRIL 1963
       Vice President of PMC.

JEFFREY B. POPPENHAGEN, VICE PRESIDENT,  DOB:  MARCH 1962
         Vice President of PMC and Pioneer Growth Shares, since February 1996; formerly a portfolio manager for a number of equity portfolios.


         The Fund's Agreement and Declaration of Trust (the "Declaration") provides that the recordholders of two-thirds of its outstanding shares may vote to remove a Trustee of the Fund at any special meeting of shareholders. The business address of all officers is 60 State Street, Boston, Massachusetts 02109.


         All of the outstanding capital stock of PMC, PFD and PSC is directly or indirectly owned by PGI, a Delaware corporation. All of the outstanding capital stock of PFD is owned by PMC. The table below lists all the Pioneer funds currently offered to the public (other than the Portfolios) and the investment adviser and principal underwriter for each fund.
                                              INVESTMENT          PRINCIPAL
FUND NAME                                       ADVISER          UNDERWRITER


Pioneer Fund                                      PMC                PFD
Pioneer II                                        PMC                PFD
Pioneer Mid-Cap Fund                              PMC                PFD
Pioneer Growth Shares                             PMC                PFD
Pioneer Micro-Cap Fund                            PMC                PFD
Pioneer Small Company Fund                        PMC                PFD
Pioneer Independence Fund                         PMC                Note 1
Pioneer Capital Growth Fund                       PMC                PFD
Pioneer Equity-Income Fund                        PMC                PFD
Pioneer Gold Shares                               PMC                PFD
Pioneer Real Estate Shares                        PMC                PFD
Pioneer Balanced Fund                             PMC                PFD
Pioneer Europe Fund                               PMC                PFD
Pioneer World Equity Fund                         PMC                PFD
Pioneer International Growth Fund                 PMC                PFD
Pioneer Emerging Markets Fund                     PMC                PFD
Pioneer India Fund                                PMC                PFD
Pioneer Bond Fund                                 PMC                PFD
Pioneer America Income Trust                      PMC                PFD
Pioneer Short-Term Income Trust                   PMC                PFD
Pioneer Tax-Free Income Fund                      PMC                PFD
Pioneer Intermediate Tax-Free Fund                PMC                PFD
Pioneer Cash Reserves Fund                        PMC                PFD
Pioneer Interest Shares                           PMC                Note 2

--------------------------


Note 1 This fund is available to the general public only through Pioneer Independence Plans, a systematic investment plan, sponsored by PFD.

Note 2 This fund is a closed-end investment company.

         PMC, the investment adviser to each Portfolio, also manages the investments of certain institutional private accounts. To the knowledge of the Fund, no officer or Trustee of the Fund owned 5% or more of the issued and outstanding shares of PGI as of March 31, 1998, except Mr. Cogan who then owned approximately 14% of such shares. As of March 31, 1998, the officers and Trustees of the Fund held in the aggregate less than 1% of the outstanding shares of each Portfolio.

         As of March 31, 1998, the following record holder owned substantially all the shares of each Portfolio: Allmerica Financial Life Insurance and Annuity Company, 440 Lincoln Street, Worcester, MA 01653.


COMPENSATION OF OFFICERS AND TRUSTEES


         The Fund pays no salaries or compensation to any of its officers. The Fund pays an annual trustee's fee to each Trustee who is not affiliated with PGI, PMC, PFD or PSC consisting of two components: (a) a base fee of $500 and
(b) a variable fee, calculated on the basis of the average net assets of the Fund. In addition, the Fund pays a per meeting fee of $100 to each Trustee who is not affiliated with PGI, PMC,, PFD or PSC and pays an annual Trustee's fee of $500 plus expenses to each Trustee affiliated with PGI, PMC, PFD and PSC. The Fund also pays an annual committee participation fee to each Trustee who serves as a member of any committees established to act on behalf of one or more of the Pioneer mutual funds. Committee fees are allocated to the Fund on the basis of the Fund's average net assets. Each Trustee who is a member of the Audit Committee for the Pioneer mutual funds receives an annual fee equal to 10% of the aggregate annual trustee's fee, except the Committee Chairperson who receives an annual trustee's fee equal to 20% of the aggregate annual trustee's fee. Members of the Pricing Committee for the Pioneer mutual funds, as well as any other committee which renders material functional services to the Board of Trustees for the Pioneer mutual funds, receive an annual fee equal to 5% of the annual trustee's fee, except the Committee Chairperson who receives an annual trustee's fee equal to 10% of the annual trustee's fee. Each Trustee who is not affiliated with PGI, PMC, PFD or PSC also receives $375 per meeting for attendance at meetings of the Non-Interested Trustees Committee, except for the Committee Chairperson who receives an additional $375 per meeting. Any such fees paid to affiliates or interested persons of PGI, PMC, PFD or PSC are reimbursed to the Fund under its Management Contract.

         The following table sets forth the compensation of the Trustees from the Fund and the other Pioneer mutual funds for the fiscal year of the Fund ending December 31, 1997:

                                              PENSION OR              TOTAL
                                              RETIREMENT          COMPENSATION
                                               BENEFITS          FROM PIONEER
                             AGGREGATE        ACCRUED AS        FAMILY OF FUNDS
                           COMPENSATION         PART OF           (INCLUDING

NAME OF TRUSTEE           FROM THE FUND*    FUND'S EXPENSES          FUND)**

John F. Cogan, Jr.             $  500             $0               $12,000
Richard H. Egdahl, M.D.        $2,000              0               $62,000
Marguerite A. Piret            $2,000              0               $80,000
David D. Tripple*              $  500              0               $12,000
Stephen K. West                $2,000              0               $63,800
                               ------                              -------
TOTAL                         $7,000                              $229,800
                              ======                              ========

*    For the fiscal year ended December 31, 1997.
**   For the calendar year ended December 31, 1997.

3.       INVESTMENT ADVISER

         As stated in the Prospectus, Pioneer, 60 State Street, Boston, Massachusetts 02109, serves as the investment adviser to each Portfolio. Each of the Fund's management contracts is renewable annually by the vote of a majority of the Board of Trustees of the Fund (including a majority of the Board of Trustees who are not parties to the contract or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal. Each contract terminates if assigned and may be terminated with respect to one or more Portfolios without penalty by either party or a majority of the affected Portfolio's outstanding voting securities and the giving of 60 days' written notice.

         As compensation for the management services and expenses incurred, Pioneer is entitled to management fees at the annual rate of the applicable Portfolio's average daily net assets set forth below.

                                               MAXIMUM PORTFOLIO EXPENSES
                                                          AS A
                                                  PERCENTAGE OF AVERAGE
PORTFOLIO                                            DAILY NET ASSETS
International Growth Portfolio                            1.00%
Real Estate Growth Portfolio  1.00%

Growth Shares Portfolio                                   0.70%
Capital Growth Portfolio                                  0.65%
Growth and Income Portfolio                               0.65%
Equity-Income Portfolio                                   0.65%
Balanced Portfolio                                        0.65%
Swiss Franc Bond Portfolio                                0.65%
America Income Portfolio                                  0.55%
Money Market Portfolio                                    0.50%

         The above management fees are normally computed daily and paid monthly in arrears. Pioneer has voluntarily agreed not to impose a portion of its management fee and to make other arrangements, if necessary, to limit certain other expenses of the Portfolios to the extent necessary to reduce expenses to a specified percentage of average daily net assets, as indicated below. As of the date of this Statement of Additional Information, expense limitations are in effect for International Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Swiss Franc Bond Portfolio, America Income Portfolio and Money Market Portfolio. PMC is waiving all or a portion of its management fees for International Growth Portfolio, Real Estate Growth Portfolio and Swiss Franc Bond Portfolio. Other Expenses may be reduced, as necessary for International Growth Portfolio and Swiss Franc Bond Portfolio. Any such arrangements may be revised or terminated by Pioneer at any time without notice.


                                                    PERCENTAGE OF PORTFOLIO'S
PORTFOLIO                                           AVERAGE DAILY NET ASSETS


International Growth Portfolio                                1.50%
Growth Shares Portfolio                                       1.25%
Growth and Income Portfolio                                   1.25%
Real Estate Growth Portfolio                                  1.25%
Swiss Franc Bond Portfolio                                    1.25%
America Income Portfolio                                      1.25%
Money Market Portfolio                                        1.00%


         For the fiscal years ended December 31, 1995, 1996 and 1997 the Portfolios incurred or would have incurred the following management fees had the expense limitation agreements described above (if applicable) not been in place:

                                           1995         1996           1997
                                           ----         ------         ----
    International Growth Portfolio      $ 8,341       $128,708      $399,296
    Capital Growth Portfolio            $17,739       $178,068      $498,117
    Growth and Income Portfolio             N/A         N/A         $  1,791
    Real Estate Growth Portfolio        $ 1,879       $ 29,633      $253,190
    Growth Shares Portfolio                 N/A         N/A         $  1,995
    Equity-Income Portfolio             $10,878       $161,879      $536,689
    Balanced Portfolio                  $ 3,924       $ 52,926      $187,536
    America Income Portfolio            $   127       $ 23,307      $ 49,978
    Swiss Franc Bond Portfolio          $ 3,861       $ 33,183      $114,187
    Money Market Portfolio              $ 4,972       $ 42,001      $ 62,428

         REAL ESTATE GROWTH PORTFOLIO SUBADVISER. Boston Financial Securities, Inc. ("BFS"), 101 Arch Street, Boston, Massachusetts 02110, serves as the Real Estate Growth Portfolio's subadviser. The subadvisory agreement among the Portfolio, PMC and BFS is renewable annually by the vote of a majority of the Board of Trustees of the Portfolio (including a majority of the Board of Trustees who are not parties to the contract or interested persons of any such parties) cast in person at a meeting called for the purpose of voting on such renewal. This contract terminates if assigned and may be terminated without penalty by any party by vote of its Board of Directors or Trustees, as the case may be, or a majority of its outstanding voting securities and the giving of 60 days' written notice.


         As compensation for its subadvisory services, PMC pays BFS a subadvisory fee equal to 0.30% per annum of the Real Estate Growth Portfolio's average daily net assets. The fee is normally computed daily and paid monthly. The subadvisory fee payable by PMC to BFS will be reduced proportionally to the extent that the management fee paid by the Portfolio to PMC is reduced under PMC's voluntary expense limitation agreement or to the extent that PMC, after written notice to BFS, elects to utilize a portion of the management fees paid to PMC by the Portfolio to make payments to third parties.


         As of December 31, 1997, the following individuals owned beneficially more than 10% of the outstanding common stock of BFS: Randolph G. Hawthorne (11.45%), Fred N. Pratt, Jr. (13.42%), William B. Haynsworth (11.53%). The address for each of these individuals is BFS, 101 Arch Street, Boston, Massachusetts 02110.


4.       PRINCIPAL UNDERWRITER


         Pioneer Funds Distributor, Inc., 60 State Street, Boston, Massachusetts 02109, serves as the principal underwriter for the Fund in connection with the continuous offering of shares of the Portfolios. The Fund will not generally issue shares for consideration other than cash. At the Fund's sole discretion, however, it may issue shares for consideration other than cash in connection with an acquisition of portfolio securities pursuant to a purchase of assets, merger or other reorganization.

         The redemption price of shares of beneficial interest of a Portfolio may, at PMC's discretion, be paid in cash or portfolio securities. The Fund has, however, elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Portfolio is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the Portfolio's net asset value during any 90-day period for any one shareholder. Should the amount of redemptions by any shareholder exceed such limitation, the Fund will have the option of redeeming the excess in cash or portfolio securities. In the latter case, the securities are taken at their value employed in determining the Portfolio's net asset value. A shareholder whose shares are redeemed in-kind may incur brokerage charges in selling the securities received in-kind. The selection of such securities will be made in such manner as the Board deems fair and reasonable.


5.       CUSTODIAN


         Brown Brothers Harriman & Co. 40 Water Street, Boston, Massachusetts 02109 is the custodian (the "Custodian") of each Portfolio's assets. The Custodian's responsibilities include safekeeping and controlling each Portfolio's cash and securities in the United States as well as in foreign countries, handling the receipt and delivery of securities, and collecting interest and dividends on the Portfolio's investments. The Custodian fulfills its function in foreign countries through a network of subcustodian banks located around the world (the "Subcustodians"). The Custodian also provides fund accounting, bookkeeping and pricing assistance to the Portfolios and assistance in arranging for forward currency exchange contracts as described above under "Investment Policies and Restrictions."

         The Custodian does not determine the investment policies of any Portfolio or decide which securities it will buy or sell. Each Portfolio may invest in securities issued by the Custodian or any of the Subcustodians, deposit cash in the Custodian or any Subcustodian and deal with the Custodian or any of the Subcustodians as a principal in securities transactions. Portfolio securities may be deposited into the Federal Reserve-Treasury Department Book Entry System or the Depository Trust Company in the United States or in recognized central depositories in foreign countries. The Trustees periodically review and approve the continuations of its international subcustodian arrangements.


6.       INDEPENDENT PUBLIC ACCOUNTANT


         Arthur Andersen LLP, 225 Franklin Street, Boston, MA 02110, is the Fund's independent public accountant, providing audit services, tax return review, and assistance and consultation with respect to the preparation of filings with the SEC.


7.       PORTFOLIO TRANSACTIONS

MONEY MARKET PORTFOLIO

         PMC intends to fully manage Money Market Portfolio by buying and selling securities, as well as holding securities to maturity. In managing
Pioneer Money Market Portfolio, PMC seeks to take advantage of market developments and yield disparities, which may include use of the following strategies:

         (1) shortening the average maturity of the Portfolio in anticipation of a rise in interest rates so as to minimize depreciation of principal;

         (2) lengthening the average maturity of the Portfolio in anticipation of a decline in interest rates so as to maximize yield;

         (3) selling one type of debt security and buying another when disparities arise in the relative values of each; and

         (4) changing from one debt security to an essentially similar debt security when their respective yields appear distorted due to market factors.

ALL PORTFOLIOS


         All orders for the purchase or sale of portfolio securities are placed on behalf of a Portfolio by Pioneer pursuant to authority contained in the Management Contracts. The primary consideration in placing portfolio security transactions is execution at the most favorable prices. In selecting broker-dealers, Pioneer will consider various relevant factors relating to best execution, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer; the broker-dealer's execution services rendered on a continuing basis; and the reasonableness of any broker-dealer spreads. Most transactions in foreign equity securities are executed by broker-dealers in foreign countries in which commission rates are fixed and, therefore, are not negotiable (as such rates are in the United States) and are generally higher than in the United States. In addition, debt securities are traded principally in the over-the-counter market on a net basis through dealers acting for their own account and not as brokers.

         The cost of securities purchased from underwriters includes an underwriter's commission or concession, and the prices at which securities are purchased and sold from and to dealers include a dealer's mark-up or mark-down. Pioneer attempts to negotiate with underwriters to decrease the commission or concession for the benefit of the Portfolios. Pioneer normally seeks to deal directly with the primary market makers unless, in its opinion, better prices are available elsewhere.

         Pioneer may select broker-dealers which provide brokerage and/or research services to the Portfolios and/or other investment companies or other accounts managed by Pioneer. In addition, if PMC determines in good faith that the amount of commissions charged by a broker-dealer is reasonable in relation to the value of the brokerage and research services provided by such broker-dealer, a Portfolio may pay commissions to such broker-dealer in an amount greater than the amount another firm may charge. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or the purchasers or sellers of securities; providing stock price quotation services; furnishing analyses, manuals and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, performance of accounts; comparative fund statistics and credit rating service information and effecting securities transactions and performing functions incidental thereto (such as clearance and settlement). Pioneer maintains a listing of broker-dealers who provide such services on a regular basis. However, because it is anticipated that many transactions on behalf of the Portfolios and other investment companies or accounts managed by Pioneer are placed with broker-dealers (including broker-dealers on the listing) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such dealers solely because such services were provided. Management believes that no exact dollar value can be calculated for such services.

         The research received from broker-dealers may be useful to Pioneer in rendering investment management services to a Portfolio as well as to other investment companies or accounts managed by Pioneer, although not all of such research may be useful to the Portfolio. Conversely, such information provided by brokers or dealers who have executed transaction orders on behalf of such other accounts may be useful to Pioneer in carrying out its obligations to a Portfolio. The receipt of such research has not reduced Pioneer's normal independent research activities; however, it enables Pioneer to avoid the additional expenses which might otherwise be incurred if it were to attempt to develop comparable information through its own staff.

         In circumstances where two or more broker-dealers offer comparable prices and executions, preference may be given to a broker-dealer which has sold shares of other investment companies or accounts managed by Pioneer. This policy does not imply a commitment to execute all portfolio transactions through all broker-dealers that sell shares of such investment companies and accounts

         In addition to serving as investment adviser to the Portfolios, Pioneer acts as investment adviser to other Pioneer mutual funds and certain private accounts with investment objectives similar to those of the Portfolios. As such, securities may meet investment objectives of a Portfolio, such other funds and such private accounts. In such cases, the decision to recommend purchases for one Portfolio, fund or account rather than another is based on a number of factors. The determining factors in most cases are the amount of securities of the issuer then outstanding, the value of those securities and the market for them. Other factors considered in the investment recommendations include other investments which each Portfolio, fund or account presently has in a particular industry or country and the availability of investment funds in each Portfolio, fund or account.

         It is possible that, at times, identical securities will be held by more than one Portfolio, fund and/or account. However, positions in the same issue may vary and the length of time that any Portfolio, fund or account may choose to hold its investment in the same issue may likewise vary. To the extent that a Portfolio, another fund in the Pioneer group or a private account managed by Pioneer may not be able to acquire as large a position in such security as it desires, it may have to pay a higher price for the security. Similarly, a Portfolio may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if Pioneer decides to sell on behalf of another account the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one Portfolio or account, the resulting participation in volume transactions could produce better executions for a Portfolio or the account. In the event that more than one account purchases or sells the same security on a given date, the purchases and sales will normally be made as nearly as practicable on a pro rata basis in proportion to the amounts desired to be purchased or sold by each.

         The  Trustees   periodically   review  Pioneer's   performance  of  its
responsibilities in connection with the placement of portfolio transactions on behalf of the Portfolios.

         For the fiscal periods ended December 31, 1996 and December 31, 1997, the Portfolios paid or owed aggregate brokerage commissions as follows:
                                       AGGREGATE BROKERAGE COMMISSIONS
                                            1996             1997
    International Growth Portfolio       $104,003          $420,962
    Capital Growth Portfolio             $112,179          $213,767
    Growth Shares Portfolio                  N/A           $  3,795
    Real Estate Growth Portfolio         $ 22,788          $ 76,336
    Growth & Income Portfolio                N/A           $  2,460
    Equity-Income Portfolio              $ 45,921          $ 84,245
    Balanced Portfolio                   $ 16,275          $ 35,766
    America Income Portfolio             $      0          $      0
    Swiss Franc Bond Portfolio           $      0          $      0
    Money Market Portfolio               $      0          $      0

         Differences in brokerage commissions reflected above were due to increased Portfolio activity and changes in net assets as a result of shareholder transactions throughout the respective periods.


8.       TAX STATUS

         Each Portfolio is treated as a separate entity for federal income tax purposes. It is each Portfolio's policy to meet the requirements of Subchapter M of the Code for qualification as a regulated investment company. These requirements relate to the sources of a Portfolio's income, the diversification of its assets and the distribution of its income to shareholders. If a Portfolio meets all such requirements and distributes to its shareholders, in accordance with the Code's timing requirements, all investment company taxable income and net capital gain, if any, which it earns, the Portfolio will be relieved of the necessity of paying federal income tax.

         In order to qualify as a regulated investment company under Subchapter M, a Portfolio must, among other things, derive at least 90% of its annual gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived with respect to its business of investing in such stock, securities or currencies (the "90% income test"), and satisfy certain annual distribution and quarterly diversification requirements. For purposes of the 90% income test, income a Portfolio earns from equity interests in certain entities that are not treated as corporations (E.G., are treated as partnerships or trusts) for U.S. tax purposes will generally have the same character for the Portfolio as in the hands of such entities; consequently, a Portfolio may be required to limit its equity investments in such entities that earn fee income, rental income, or other nonqualifying income.


         As noted in the Prospectus, each Portfolio must, and intends to, comply with the diversification requirements imposed by Section 817(h) of the Code and the regulations thereunder. These requirements, which are in addition to the diversification requirements imposed on a Portfolio by the 1940 Act and Subchapter M of the Code, place certain limitations on the assets of each separate account. Section 817(h) and these regulations treat the assets of the Portfolios as assets of the related separate accounts and, among other things, limit the extent to which the assets of a Portfolio may be represented by any one, two, three or four investments. Specifically, the regulations provide that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within 30 days thereafter no more than 55% of the total assets of a Portfolio may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. Government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the diversification requirements under Subchapter M are satisfied and no more than 55% of the value of the account's total assets are cash and cash items (including receivables), U.S. Government securities and securities of other regulated investment companies. Failure by a Portfolio to both qualify as a regulated investment company and satisfy the Section 817(h) requirements would generally result in adverse treatment of the variable contract holders, differing from the treatment described in the applicable variable contract prospectus, by causing the contracts to lose their favorable tax status and requiring a contract holder to include in ordinary income any income accrued under the contracts for the current and all prior taxable years. Any such failure may also result in adverse tax consequences for the insurance company issuing the contracts.

         Dividends from investment company taxable income, which includes net investment income, net short-term capital gain in excess of net long-term capital loss, and certain net foreign exchange gains, are treated as ordinary income, whether received in cash or reinvested in additional shares. Dividends from net long-term capital gain in excess of net short-term capital loss ("net capital gain"), if any, whether received in cash or reinvested in additional shares, are treated as capital gains for federal income tax purposes without regard to the length of time shares of the Portfolio have been held


         Any dividend declared by a Portfolio in October, November or December as of a record date in such a month and paid during the following January will be treated for federal income tax purposes as received by shareholders on December 31 of the calendar year in which it is declared.


         Foreign exchange gains and losses realized by a Portfolio in connection with certain transactions involving foreign currency-denominated debt securities, certain options and futures contracts relating to foreign currency, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Section 988 of the Code, which generally causes such gains and losses to be treated as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders. Under future regulations, any such transactions that are not directly related to a Portfolio's investments in stock or securities (or its options or futures contracts with respect to stock or securities) may need to be limited in order to enable the Portfolio to satisfy the 90% income test If the net foreign exchange loss for a year were to exceed a Portfolio's investment company taxable income (computed without regard to such loss), the resulting ordinary loss for such year would not be deductible by the Portfolio or its shareholders in future years.

         If a Portfolio acquires any equity interest (under proposed regulations, generally including not only stock but also an option to acquire stock such as is inherent in a convertible bond) in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents, royalties, or capital gains) or hold at least 50% of their assets in investments producing such passive income ("passive foreign investment companies"), the Portfolio could be subject to federal income tax and additional interest charges on "excess distributions" received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Portfolio is timely distributed to its shareholders. The Portfolio would not be able to pass through to its shareholders any credit or deduction for such a tax. An election may generally be available that would ameliorate these adverse tax consequences, but any such election could require the applicable Portfolio to recognize taxable income or gain (subject to tax distribution requirements) without the concurrent receipt of cash. These investments could also result in the treatment of associated capital gains as ordinary income. A Portfolio may limit and/or manage its holdings in passive foreign investment companies to minimize its tax liability or maximize its return from these investments.


         Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio and Equity-Income Portfolio may invest in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. International Growth Portfolio may hold such securities only as a result of credit quality downgrades. Investments in debt obligations that are at risk of or in default present special tax issues for the Portfolios. Tax rules are not entirely clear about issues such as when a Portfolio may cease to accrue interest, original issue discount, or market discount, when and to what extent deductions may be taken for bad debts or worthless securities, how payments received on obligations in default should be allocated between principal and income, and whether exchanges of debt obligations in a workout context are taxable. These and other issues will be addressed by a Portfolio, in the event it invests in such securities, in order to seek to ensure that it distributes sufficient income to preserve its status as a regulated investment company and does not become subject to federal income tax.

         If a Portfolio invests in certain pay-in-kind securities ("PIKs"), zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if a Portfolio elects to include market discount in income currently), the Portfolio must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Portfolio must distribute, at least annually, all or substantially all of its net income, including such accrued income, to shareholders to qualify as a regulated investment company under the Code and avoid Federal income tax. Therefore, the Portfolio may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy distribution requirements.


         For federal income tax purposes, each Portfolio is permitted to carry forward a net capital loss for any year to offset its own capital gains, if any, during the eight years following the year of the loss. To the extent subsequent capital gains are offset by such losses, they would not result in federal income tax liability to the Portfolio and therefore are not expected to be distributed as such to shareholders. At December 31, 1997, America Income Portfolio had aggregate capital loss carryforwards of $67,031 which will expire in 2004 if not utilized and Swiss Franc Bond Portfolio had aggregate capital loss carryforwards of $5,280 which will expire in 2005 if not utilized. As of December 31, 1997, International Growth Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio, Balanced Portfolio, and Money Market Portfolio had no capital loss carryforwards.

         Redemptions and exchanges are taxable events for shareholders that are subject to tax. Shareholders should consult their own tax advisers with reference to their individual circumstances to determine whether any particular transaction in Portfolio shares is properly treated as a sale for tax purposes, as the following discussion assumes. Any loss realized by a shareholder upon the redemption, exchange or other disposition of shares with a tax holding period of six months or less will be treated as a long-term capital loss to the extent of any amounts treated as distributions of long-term capital gain with respect to such shares. . Losses on redemptions or other dispositions of shares may be disallowed under "wash sale" rules in the event of other investments in the same Portfolio (including those made pursuant to reinvestment of dividends and/or capital gain distributions) within a period of 61 days beginning 30 days before and ending 30 days after a redemption or other disposition of shares. In such a case, the disallowed portion of any loss would be included in the federal tax basis of the shares acquired in the other investments.

         Options written or purchased and futures contracts entered into by a Portfolio on certain securities, indices and foreign currencies, as well as certain foreign currency forward contracts, may cause the Portfolio to recognize gains or losses from marking-to-market at the end of its taxable year even though such options may not have lapsed, been closed out, or exercised or such futures or forward contracts may not have been performed or closed out. The tax rules applicable to these contracts may affect the characterization as long-term or short-term of some capital gains and losses realized by the Portfolios. Certain options, futures and forward contracts relating to foreign currency may be subject to Section 988, as described above, and may accordingly produce ordinary income or loss. Additionally, the Fund may be required to recognize gain if an option, futures contract or other transaction that is not subject to the mark to market rules is treated as a "constructive sale" of an "appreciated financial position" held by the Fund under Section 1259 of the Code. Any net mark to market gains and/or gains from constructive sales may also have to be distributed to satisfy the distribution requirements referred to above even though no corresponding cash amounts may concurrently be received, possibly requiring the disposition of portfolio securities or borrowing to obtain the necessary cash. Losses on certain options, futures or forward contracts and/or offsetting positions (portfolio securities or other positions with respect to which a Portfolio's risk of loss is substantially diminished by one or more options, futures or forward contracts) may also be deferred under the tax straddle rules of the Code, which may also affect the characterization of capital gains or losses from straddle positions and certain successor positions as long-term or short-term. Certain tax elections may be available that would enable a Portfolio to ameliorate some adverse effects of the tax rules described in this paragraph. The tax rules applicable to options, futures or forward contracts and straddles may affect the amount, timing and character of a Portfolio's income and losses and hence of its distributions to shareholders.

         Each Portfolio that may invest in foreign countries may be subject to withholding and other taxes imposed by foreign countries, including taxes on interest, dividends and capital gains, with respect to its investments in those countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes in some cases. The Portfolios do not expect to pass through to their shareholders their pro rata shares of qualified foreign taxes paid by the Portfolios.


         Different  tax  treatment,   including   penalties  on  certain  excess
contributions and deferrals, certain pre-retirement and post-retirement distributions, and certain prohibited transactions, is accorded to accounts held by trustees of qualified pension or retirement plans. These shareholders should consult their tax advisers for more information.


         If, as anticipated, each Portfolio continues to qualify as a regulated investment company under the Code, it will not be required to pay any Massachusetts income, corporate excise or franchise taxes or any Delaware corporation income tax.

         The description of certain federal tax provisions above relates solely to U.S. federal income tax law as it applies to the Portfolios and to certain aspects of their distributions. It does not address special tax rules applicable to certain classes of investors, such as tax-exempt entities and insurance companies. Shareholders should consult their own tax advisers on these matters and on state, local and other applicable tax laws.


9.       DESCRIPTION OF SHARES


         The Fund's Declaration of Trust permits the Board of Trustees to authorize the issuance of an unlimited number of full and fractional shares of beneficial interest (without par value) which may be divided into such separate series as the Trustees may establish. Currently, the Fund consists of ten Portfolios. The Trustees may establish additional portfolios of shares in the future, and may divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests. Each share of a Portfolio represents an equal proportionate interest in the Portfolio. The shares of each Portfolio participate equally in the earnings, dividends and assets of the Portfolio, and are entitled to vote separately to approve investment advisory agreements or changes in investment restrictions, but shareholders of all Portfolios vote together in the election and selection of Trustees and accountants. Upon liquidation of a Portfolio, the Portfolio's shareholders are entitled to share pro rata in the Portfolio's net assets available for distribution to shareholders.

         Shareholders are entitled to one vote for each share held and may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Although Trustees are not elected annually by the shareholders, shareholders have, under certain circumstances, the right to remove one or more Trustees. No amendment adversely affecting the rights of shareholders may be made to the Fund's Declaration of Trust without the affirmative vote of a majority of its shares. Shares have no preemptive or conversion rights. Shares are fully paid and non-assessable by the Fund, except as stated below.


         The rights, if any, of Variable Contract holders to vote the shares of a Portfolio are governed by the relevant Variable Contract. For information on such voting rights, see the prospectus describing such Variable Contract.

10.  CERTAIN LIABILITIES


         As a Delaware business trust, the Fund's operations are governed by its Declaration of Trust dated September 16, 1994, as amended January 25, 1995. A copy of the Fund's Certificate of Trust, also dated September 16, 1994, as amended February 3, 1995, is on file with the Office of the Secretary of State of the State of Delaware. Generally, Delaware business trust shareholders are not personally liable for obligations of a Delaware business trust under Delaware law. The Delaware Business Trust Act (the "Delaware Act") provides that a shareholder of a Delaware business trust shall be entitled to the same limitation of liability extended to shareholders of private for-profit corporations. The Fund's Declaration of Trust expressly provides that the Fund has been organized under the Delaware Act and that the Declaration of Trust is to be governed by Delaware law. It is nevertheless possible that a Delaware business trust, such as the Fund, might become a party to an action in another state whose courts refused to apply Delaware law, in which case the Fund's shareholders could be subject to personal liability.

         To guard against this risk, the Declaration of Trust (i) contains an express disclaimer of shareholder liability for acts or obligations of the Fund and provides that notice of such disclaimer may be given in each agreement, obligation and instrument entered into or executed by the Fund or its Trustees,
(ii) provides for the indemnification out of Fund or Portfolio property of any shareholders held personally liable for any obligations of the Fund or of such Portfolio and (iii) provides that the Fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a Fund shareholder incurring financial loss beyond his or her investment because of shareholder liability with respect to a Portfolio is limited to circumstances in which all of the following factors are present: (1) a court refused to apply Delaware law;
(2) the liability arose under tort law or, if not, no contractual limitation of liability was in effect; and (3) the Portfolio itself would be unable to meet its obligations. In the light of Delaware law, the nature of the Fund's business and the nature of its assets, the risk of personal liability to a Fund shareholder is remote.

         The Declaration of Trust further provides that the Fund shall indemnify each of its Trustees and officers against liabilities and expenses reasonably incurred by them, in connection with, or arising out of, any action, suit or proceeding, threatened against or otherwise involving such Trustee or officer, directly or indirectly, by reason of being or having been a Trustee or officer of the Fund. The Declaration of Trust does not authorize the Fund or any Portfolio to indemnify any Trustee or officer against any liability to which he or she would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.


11.      DETERMINATION OF NET ASSET VALUE


         The net asset value per share of each Portfolio is determined as of the close of regular trading (currently 4:00 p.m., Eastern time) on each day on which the New York Stock Exchange (the "Exchange") is open for trading. As of the date of this Statement of Additional Information, the Exchange is open for trading every weekday except for the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The net asset value per share of each Portfolio is also determined on any other day in which the level of trading in its portfolio securities is sufficiently high so that the current net asset value per share might be materially affected by changes in the value of its portfolio securities. No Portfolio is required to determine its net asset value per share on any day in which no purchase orders for the shares of the Portfolio become effective and no shares of the Portfolio are tendered for redemption.


         The net asset value per share of each Portfolio is computed by taking the value of all of the Portfolio's assets less the Portfolio's liabilities, and dividing it by the number of outstanding shares of the Portfolio. For purposes of determining net asset value, expenses of each Portfolio are accrued daily.

MONEY MARKET PORTFOLIO

         Except as set forth in the following paragraph, Money Market Portfolio's investments are valued on each business day on the basis of amortized cost, if the Board of Trustees determines in good faith that the method approximates fair value. This technique involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price such Portfolio would receive if it sold the investment. During periods of declining interest rates, the yield on shares of Money Market Portfolio computed as described below may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio investments. Thus, if the use of amortized cost by Money Market Portfolio resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Portfolio would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values. The converse would apply in a period of rising interest rates.

         In determining Money Market Portfolio's net asset value, "when-issued" securities will be valued at the value of the security at the time the commitment to purchase is entered into.


         The valuation of Money Market Portfolio's investments based upon their amortized cost and the concomitant maintenance of the Portfolio's per share net asset value of $1.00 is permitted in accordance with Rule 2a-7 under the 1940 Act, pursuant to which the Portfolio must adhere to certain conditions which are described in detail in the Prospectus. Money Market Portfolio must maintain a dollar-weighted average portfolio maturity of 90 days or less. The maturities of variable rate demand instruments held by the Portfolio will be deemed to be the longer of the demand period or the period remaining until the next interest rate adjustment, although stated maturities may be in excess of one year. The Trustees have established procedures designed to stabilize, to the extent reasonably possible, the price per share of Money Market Portfolio for the purpose of maintaining sales and redemptions at a single value. Such procedures will include review of the Portfolio's holdings by the Trustees, at such intervals as they may deem appropriate, to determine whether the Portfolio's net asset value calculated by using available market quotations deviates from $1.00 per share and, if so, whether such deviation may result in material dilution or is otherwise unfair to existing shareholders. In the event the Trustees determine that such a deviation exists, they have agreed to take such corrective action as they regard as necessary and appropriate, including: (i) the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; (ii) withholding dividends; (iii) redeeming shares in kind; or (iv) establishing a net asset value per share by using available market quotations. It is the intention of the Fund to maintain Money Market Portfolio's per-share net asset value at $1.00 but there can be no assurance of this.


ALL OTHER PORTFOLIOS

         Securities which have not traded on the date of valuation or securities for which sales prices are not generally reported are valued at the mean between the last bid and asked prices. Securities for which no market quotations are readily available (including those the trading of which has been suspended) will be valued at fair value as determined in good faith by the Trust's Board of Trustees, although the actual computations may be made by persons acting pursuant to the direction of the Board.

12.      INVESTMENT RESULTS

         Each Portfolio's average annual total return quotations and yield quotations as they may appear in the Prospectus, this Statement of Additional Information or in advertising are calculated by standard methods prescribed by the SEC.

QUOTATIONS, COMPARISONS, AND GENERAL INFORMATION

         From time to time, in advertisements, in sales literature, or in reports to shareholders, the past performance of a Portfolio may be illustrated and/or compared with that of other mutual funds with similar investment objectives, and to other relevant indices. In addition, the performance of a Portfolio may be compared to alternative investment or savings vehicles and/or to indices or indicators of economic activity, e.g., inflation or interest rates. Performance rankings and listings reported in newspapers or national business and financial publications, such as BARRON'S, BUSINESS WEEK, CONSUMERS DIGEST, CONSUMER REPORTS, FINANCIAL WORLD, FORBES, FORTUNE, INVESTORS BUSINESS DAILY, KIPLINGER'S PERSONAL FINANCE MAGAZINE, MONEY MAGAZINE, NEW YORK TIMES, PERSONAL INVESTOR, SMART MONEY, USA TODAY, U.S. NEWS AND WORLD REPORT, THE WALL STREET JOURNAL, and WORTH may also be cited (if the Portfolio is listed in such publications) or used for comparisons, as well as performance listings and rankings from various other sources including CDA/WEISENBERGER INVESTMENT COMPANIES SERVICE, DONOGHUE'S MUTUAL FUND ALMANAC, INVESTMENT COMPANY DATA, INC., IBBOTSON ASSOCIATES, JOHNSON'S CHARTS, KANON BLOCK CARRE AND CO., LIPPER ANALYTICAL SERVICES, MICROPAL, INC., MORNINGSTAR, INC., SCHABACKER INVESTMENT MANAGEMENT and TOWERS DATA SYSTEMS, INC.


         In addition, from time to time quotations from articles from financial publications such as those listed above may be used in advertisements, in sales literature or in reports to Fund shareholders.

         In presenting investment results, the Fund may also include references to certain financial planning concepts, including (a) an investor's need to evaluate his financial assets and obligations to determine how much to invest;
(b) his need to analyze the objectives of various investments to determine where to invest; and (c) his need to analyze his time frame for future capital needs to determine how long to invest. The investor controls these three factors, all of which affect the use of investments in building assets.


         One of the primary methods used to measure the performance of each Portfolio is "total return." Total return will normally represent the percentage change in value of an account, or of a hypothetical investment in a Portfolio, over any period up to the lifetime of that Portfolio. Total return calculations will usually assume the reinvestment of all dividends and capital gains distributions and will be expressed as a percentage increase or decrease from an initial value, for the entire period or for one or more specified periods within the entire period. Total return percentages for periods of less than one year will usually be annualized; total return percentages for periods longer than one year will usually be accompanied by total return percentages for each year within the period and/or by the average annual compounded total return for the period. The income and capital components of a given return may be separated and portrayed in a variety of ways in order to illustrate their relative significance. Performance may also be portrayed in terms of cash or investment values, without percentages. Past performance cannot guarantee any particular future result.


         The Fund may also present, from time to time, historical information depicting the value of a hypothetical account in a Portfolio since the Portfolio's inception.


STANDARDIZED AVERAGE ANNUAL TOTAL RETURN QUOTATIONS

         Average annual total return quotations for shares of the Portfolios are computed by finding the average annual compounded rates of return that would cause a hypothetical investment made on the first day of a designated period (assuming all dividends and distributions are reinvested) to equal the ending redeemable value of such hypothetical investment on the last day of the designated period in accordance with the following formula:
                                  n
                            P(1+T)  =  ERV

Where:            P        =        a hypothetical initial payment of $1,000

                  T        =        average annual total return

                  n        =        number of years

                  ERV      =        ending redeemable value of the hypothetical
                                    $1000 initial payment made at the
                                    beginning of the designated period (or
                                    fractional portion thereof)


For purposes of the above computation, it is assumed that all dividends and distributions made by a Portfolio are reinvested at net asset value during the designated period. The average annual total return quotation is determined to the nearest 1/100 of 1%.

         In determining the average annual total return (calculated as provided above), recurring fees, if any, that are charged to all shareholder accounts are taken into consideration. For any account fees that vary with the size of the account, the account fee used for purposes of the above computation is assumed to be the fee that would be charged to the mean account size.

STANDARDIZED YIELD QUOTATIONS

         The yield of a Portfolio is computed by dividing the Portfolio's net investment income per share during a base period of 30 days, or one month, by the maximum offering price per share of the Portfolio on the last day of such base period in accordance with the following formula:

                                    a-b
                  YIELD = 2[  (   ------  +1)6-1]
                                    cd

Where:            a        =        interest earned during the period

                  b        =        net expenses accrued for the period

                  c                 =  the  average   daily   number  of  shares
                                    outstanding during the period that were entitled to receive dividends

                  d        =        the maximum offering price per share on the
                                    last day of the period


For purposes of calculating interest earned on debt obligations as provided in item "a" above:

                   (i) The yield to maturity of each obligation held by the Portfolio is computed based on the market value of the obligation (including actual accrued interest, if any) at the close of business each day during the 30-day base period, or, with respect to obligations purchased during the month, the purchase price (plus actual accrued interest, if any) on settlement date, and with respect to obligations sold during the month the sale price (plus actual accrued interest, if any) between the trade and settlement dates.

                  (ii) The yield to maturity of each obligation is then divided by 360 and the resulting quotient is multiplied by the market value of the obligation (including actual accrued interest, if any) to determine the interest income on the obligation for each day. The yield to maturity calculation has been made on each obligation during the 30-day base period.

                 (iii) Interest earned on all debt obligations during the 30-day or one month period is then totaled.

                  (iv) The maturity of an obligation with a call provision(s) is the next call date on which the obligation reasonably may be expected to be called or, if none, the maturity date.


         With respect to the treatment of discount and premium on mortgage or other receivables-backed obligations which are expected to be subject to monthly payments of principal and interest ("pay downs"), each Portfolio accounts for gain or loss attributable to actual monthly pay downs as an increase or decrease to interest income during the period. In addition, a Portfolio may elect (i) to amortize the discount or premium on a remaining on a security, based on the cost of the security, to the weighted average maturity date, if such information is available, or to the remaining term of the security, if the weighted average maturity date is not available, or (ii) not to amortize the remaining discount or premium on a security.


         For purposes of computing a Portfolio's yield, interest income is recognized by accruing 1/360 of the stated interest rate of each obligation held by the Portfolio each day that the obligation is held by the Portfolio.

YIELD QUOTATIONS FOR MONEY MARKET PORTFOLIO


         Money Market Portfolio's yield quotations are computed as follows: the net change, exclusive of capital changes (i.e., realized gains and losses from the sale of securities and unrealized appreciation and depreciation), in the value of a hypothetical pre-existing account having a balance of one share of the Portfolio at the beginning of the seven-day base period is determined by subtracting a hypothetical charge reflecting expense deductions from the hypothetical account, and dividing the net change in value by the value of the share at the beginning of the base period. This base period return is then multiplied by 365/7 with the resulting yield figure carried to the nearest 100th of 1%. The determination of net change in account value reflects the value of additional shares purchased with dividends from the original share, dividends declared on both the original share and any such additional shares, and all fees that are charged to the Portfolio, in proportion to the length of the base period and the Portfolio's average account size (with respect to any fees that vary with the size of an account).


         Money Market Portfolio may also advertise quotations of effective yield. Effective yield is computed by compounding the unannualized base period return determined as in the preceding paragraph by adding 1 to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result, according to the following formula:

         Effective Yield = (base period return +1) 365/7 - 1


         The Portfolios' average annual total returns for the year ended December 31, 1997 and for the periods from commencement of operations to December 31, 1997 are as follows:


                                        Average Annual Total Return (%)

                           One Year   Five Years   Ten Years   Commencement


International Growth          4.87        N/A         N/A          8.38*
Capital Growth               24.69        N/A         N/A         20.04*
Growth Shares                  N/A        N/A         N/A          2.27****
Real Estate Growth           21.16        N/A         N/A         25.90**
Growth and Income              N/A        N/A         N/A          5.43****
Equity-Income                35.23        N/A         N/A         25.95*
Balanced                     17.62        N/A         N/A         18.61*
America Income                8.44        N/A         N/A          5.39*
Swiss Franc Bond             -6.86        N/A         N/A         -8.05***

           *  Commencement of operations, March 1, 1995.
          **  Commencement of operations, March 31, 1995.
         ***  Commencement of operations, November 1, 1995.
        ****  Commencement of operations, October 31, 1997.

13.      FINANCIAL STATEMENTS


         The Portfolios' Annual Report, filed with the SEC on March 6, 1998 (Accession No. 0000930709-98-000006), is incorporated by reference into this Statement of Additional Information. The financial statements in the Portfolios' Annual Report, including the financial highlights, for the period ended December 31, 1997, included or incorporated by reference into the Prospectus and this Statement of Additional Information, have been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect to the financial statements, and are included in reliance upon the authority of Arthur Andersen, LLP as experts in accounting and auditing in giving their report.

                                   APPENDIX A

           DESCRIPTION OF SHORT-TERM DEBT AND CORPORATE BOND RATINGS1

        MOODY'S INVESTORS SERVICE, INC. SHORT-TERM PRIME RATING SYSTEM -
                       TAXABLE DEBT AND DEPOSITS GLOBALLY

Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody's employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         Leading market positions in well-established industries. High rates of return on funds employed.
         Conservative capitalization structure with moderate reliance on debt and ample asset protection. Broad margins in earnings coverage of fixed financial charges and high internal cash generation. Well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located. Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for Bank Deposits for the country in which the branch is located.

When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by actions of the government controlling the currency of denomination. In addition, risks associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer's branch is located are not incorporated into Moody's short-term debt ratings.

If an issuer represents to Moody's that its short-term debt obligations are supported by the credit of another entity or entities, then the name or names of such supporting entity or entities are listed within the parenthesis beneath the name of the issuer, or there is a footnote referring the reader to another page for the name or names of the supporting entity or entities. In assigning ratings to such issuers, Moody's evaluates the financial strength of the affiliated corporations, commercial banks, insurance companies, foreign governments or other entities, but only as one factor in the total rating assessment.

MOODY'S CORPORATE BOND RATINGS

AAA: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA: Bonds which are rated Baa are considered as medium-grade obligations (I.E., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

BA: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

CAA: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

CA: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

NOTE: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa through Caa. The modifier 1 indicated that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicated a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

STANDARD & POOR'S SHORT-TERM ISSUE CREDIT RATINGS

A-1: A short-term obligation rated A-1 is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

STANDARD & POOR'S CORPORATE BOND RATINGS

AAA: An obligation rated AAA has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: An obligation rated AA differs from the highest-rated obligations only in a small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: An obligation rated A is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: An obligation rated BBB exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Obligations rated BB, B, CCC, CC, and C are regarded as having significant speculative characteristics. BB indicates the least degree of speculation and C the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB: An obligation rated BB is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial or economic conditions which could lead to the obligor's capacity to meet its financial commitment on the obligation.

B: An obligation rated B is more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: An obligation rated CCC is currently vulnerable to nonpayment and is dependent upon favorable business, financial and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  An obligation rated CC is currently highly vulnerable to nonpayment.

C: The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D: An obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments are jeopardized.

PLUS (+) OR MINUS (-): The rating from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

R: This symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities;
obligations exposed to severe prepayment risk, such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

--------
1 The ratings indicated herein are believed to be the most recent ratings available at the date of this Statement of Additional Information for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which will be given to these securities on the date of the Fund's fiscal year-end.

INVESTMENT ILLUSTRATIONS
TO 12/31/97


Note: Illustrations show the value of units held based on $10,000 total value at investment date, but do not account for additional costs of investing.


PIONEER VISION INTERNATIONAL GROWTH AUV

      DATE        INITIAL INVESTMENT      UNIT VALUE       UNITS PURCHASED     INITIAL TOTAL VALUE
     3/1/95           $10,000.00          $ 1.002063          9,979.412              $10,000


      DATE            CUMULATIVE          UNIT VALUE          UNITS HELD           TOTAL VALUE          GUARANTEED MINIMUM
                      INVESTMENT                                                                          DEATH BENEFIT
    12/31/95          $10,000.00          $ 1.093958          9,979.412             $10,917.06              $10,000.00
    12/31/96           10,000.00            1.170756          9,979.412              11,683.46               10,000.00

    12/31/97           10,000.00            1.210842          9,979.412              12,083.49               10,000.00



INVESTMENT ILLUSTRATIONS
TO 12/31/97


Note: Illustrations show the value of units held based on $10,000 total value at investment date, but do not account for additional costs of investing.


PIONEER VISION CAPITAL GROWTH AUV




       DATE        INITIAL INVESTMENT     UNIT VALUE       UNITS PURCHASED       INITIAL TOTAL VALUE
      3/1/95           $10,000.00         $ 1.000038          9,999.620                $10,000


       DATE            CUMULATIVE         UNIT VALUE          UNITS HELD             TOTAL VALUE         GUARANTEED MINIMUM
                       INVESTMENT                                                                           DEATH BENEFIT

     12/31/95          $10,000.00         $ 1.158080          9,999.620              $11,580.36              $10,000.00
     12/31/96           10,000.00            1.313525         9,999.620                13,134.75               10,000.00
     12/31/97           10,000.00           1 .615324         9,999.620                16,152.63               10,000.00


INVESTMENT ILLUSTRATIONS
TO 12/31/97

Note: Illustrations show the value of units held based on $10,000 total value at investment date, but do not account for additional costs of investing.


PIONEER VISION GROWTH SHARES AUV


      DATE       INITIAL INVESTMENT       UNIT VALUE         UNITS PURCHASED      INITIAL TOTAL VALUE
    10/31/97         $10,000.00            $1.00000             10,000.00               $10,000

      DATE           CUMULATIVE           UNIT VALUE           UNITS HELD             TOTAL VALUE        GUARANTEED MINIMUM DEATH
                     INVESTMENT                                                                                   BENEFIT
    12/31/97         $10,000.00            $1.020297            10,000.00             $10,202.97                $10,000.00


INVESTMENT ILLUSTRATIONS
TO 12/31/97


Note: Illustrations show the value of units held based on $10,000 total value at investment date, but do not account for additional costs of investing.


PIONEER VISION REAL ESTATE GROWTH AUV

      DATE       INITIAL INVESTMENT       UNIT VALUE         UNITS PURCHASED     INITIAL TOTAL VALUE
     3/1/95          $10,000.00           $ 1.000227            9,997.731              $10,000


      DATE           CUMULATIVE           UNIT VALUE           UNITS HELD            TOTAL VALUE          GUARANTEED MINIMUM
                     INVESTMENT                                                                             DEATH BENEFIT

    12/31/95         $10,000.00           $ 1.156319            9,997.731             $11,560.57              $10,000.00
    12/31/96          10,000.00             1.547672            9,997.731              15,473.21               10,000.00
    12/31/97          10,000.00             1.849418            9,997.731              18,489.98               10,000.00


INVESTMENT ILLUSTRATIONS
TO 12/31/97

Note: Illustrations show the value of units held based on $10,000 total value at investment date, but do not account for additional costs of investing.


PIONEER VISION GROWTH AND INCOME AUV


      DATE        INITIAL INVESTMENT      UNIT VALUE       UNITS PURCHASED      INITIAL TOTAL VALUE
    10/31/97          $10,000.00          $ 1.00000           10,000.00             $10,000.00

      DATE            CUMULATIVE          UNIT VALUE          UNITS HELD            TOTAL VALUE          GUARANTEED MINIMUM
                      INVESTMENT                                                                           DEATH BENEFIT
    12/31/97          $10,000.00          $ 1.052518          10,000.00             $10,525.18               $10,000.00



INVESTMENT ILLUSTRATIONS
TO 12/31/97


Note: Illustrations show the value of units held based on $10,000 total value at investment date, but do not account for additional costs of investing.


PIONEER VISION EQUITY INCOME AUV


     DATE       INITIAL INVESTMENT     UNIT VALUE        UNITS PURCHASED     INITIAL TOTAL VALUE
    3/1/95          $10,000.00         $ 1.000037           9,999.630              $10,000


     DATE           CUMULATIVE         UNIT VALUE          UNITS HELD            TOTAL VALUE        GUARANTEED MINIMUM DEATH
                    INVESTMENT                                                                              BENEFIT

   12/31/95         $10,000.00         $ 1.222215           9,999.630            $12,221.70                $10,000.00
   12/31/96           10,000.00           1.388129          9,999.630              13,880.78                10,000.00
   12/31/97           10,000.00           1.851384          9,999.630              18,513.15                10,000.00


INVESTMENT ILLUSTRATIONS
TO 12/31/97


Note: Illustrations show the value of units held based on $10,000 total value at investment date, but do not account for additional costs of investing.


PIONEER VISION BALANCED AUV



      DATE       INITIAL INVESTMENT     UNIT VALUE       UNITS PURCHASED      INITIAL TOTAL VALUE
     3/1/95          $10,000.00         $ 0.975073          10,255.642              $10,000


      DATE           CUMULATIVE         UNIT VALUE          UNITS HELD            TOTAL VALUE       GUARANTEED MINIMUM DEATH
                     INVESTMENT                                                                              BENEFIT

    12/31/95         $10,000.00         $ 1.164800          10,255.642            $11,945.77               $10,000.00
    12/31/96           10,000.00           1.312218         10,255.642              13,457.64                10,000.00
    12/31/97           10,000.00           1.516084         10,255.642              15,548.41                10,000.00


INVESTMENT ILLUSTRATIONS
TO 12/31/97


Note: Illustrations show the value of units held based on $10,000 total value at investment date, but do not account for additional costs of investing.


PIONEER VISION SWISS FRANC AUV

      DATE        INITIAL INVESTMENT      UNIT VALUE       UNITS PURCHASED      INITIAL TOTAL VALUE
     11/1/95          $10,000.00          $ 1.000000          10,000.000              $10,000


      DATE            CUMULATIVE          UNIT VALUE          UNITS HELD            TOTAL VALUE          GUARANTEED MINIMUM
                      INVESTMENT                                                                           DEATH BENEFIT

    12/31/95          $10,000.00          $ 1.001476         10,000.000            $10,014.76               $10,000.00
    12/31/96           10,000.00            0.880598         10,000.000              8,805.98                10,000.00
    12/31/97           10,000.00            0.808274         10,000.000              8,082.74                10,000.00


INVESTMENT ILLUSTRATIONS
TO 12/31/97


Note: Illustrations show the value of units held based on $10,000 total value at investment date, but do not account for additional costs of investing.


PIONEER VISION AMERICA INCOME AUV

      DATE        INITIAL INVESTMENT      UNIT VALUE       UNITS PURCHASED      INITIAL TOTAL VALUE
     3/1/95           $10,000.00          $ 0.996465          10,035.475              $10,000


      DATE            CUMULATIVE          UNIT VALUE          UNITS HELD            TOTAL VALUE          GUARANTEED MINIMUM
                      INVESTMENT                                                                           DEATH BENEFIT

    12/31/95          $10,000.00          $ 1.043081         10,035.475            $10,467.81               $10,000.00
    12/31/96           10,000.00            1.041725         10,035.475              10,454.21               10,000.00
    12/31/97           10,000.00            1.114134         10,035.475             11,180.86                10,000.00


INVESTMENT ILLUSTRATIONS
TO 12/31/97


Note: Illustrations show the value of units held based on $10,000 total value at investment date, but do not account for additional costs of investing.


PIONEER VISION MONEY MARKET AUV

      DATE       INITIAL INVESTMENT       UNIT VALUE         UNITS PURCHASED      INITIAL TOTAL VALUE
     3/1/95          $10,000.00           $ 1.000076            9,999.240               $10,000


      DATE           CUMULATIVE           UNIT VALUE           UNITS HELD             TOTAL VALUE        GUARANTEED MINIMUM DEATH
                     INVESTMENT                                                                                   BENEFIT

    12/31/95         $10,000.00           $ 1.031243            9,999.240             $10,311.65                $10,000.00
    12/31/96           10,000.00             1.062621           9,999.240               10,625.40                 10,000.00
    12/31/97           10,000.00             1.096575           9,999.240               10,964.92                 10,000.00


                             COMPARATIVE PERFORMANCE
                               INDEX DESCRIPTIONS

The following securities indices are well known, unmanaged measures of market performance. Advertisements and sales literature for the Fund may refer to these indices or may present comparisons between the performance of the Fund and one or more of the indices. Other indices may also be used, if appropriate. The indices are not available for direct investment. The data presented are not meant to be indicative of the performance of the Fund, do not reflect past performance and do not guarantee future results.

S&P 500
This index is a readily available, carefully constructed, market value weighted benchmark of common stock performance. Currently, the S&P 500 includes 500 of the largest stocks (in terms of stock market value) in the U.S.

DOW JONES INDUSTRIAL AVERAGE
This is a total return index based on the performance of stocks of 30 blue chip companies widely held by individuals and institutional investors. The 30 stocks represent about a fifth of the $8 trillion-plus market value of all U.S. stocks and about a fourth of the value of stocks listed on the New York Stock Exchange
(NYSE).

U.S. SMALL STOCK INDEX
This index is a market value weighted index of the ninth and tenth deciles of the NYSE, plus stocks listed on the American Stock Exchange and over the counter with the same or less capitalization as the upper bound of the NYSE ninth decile.

U.S. INFLATION
THE CONSUMER PRICE INDEX FOR ALL URBAN CONSUMERS (CPI-U), not seasonally adjusted, is used to measure inflation, which is the rate of change of consumer goods prices. Unfortunately, the inflation rate as derived by the CPI is not measured over the same period as the other asset returns. All of the security returns are measured from one month-end to the next month-end. CPI commodity prices are collected during the month. Thus, measured inflation rates lag the other series by about one-half month. Prior to January 1978, the CPI (as compared with CPI-U) was used. Both inflation measures are constructed by the U.S.
Department of Labor, Bureau of Labor Statistics, Washington, DC.

S&P/BARRA INDEXES
The S&P/BARRA GROWTH AND VALUE INDEXES are constructed by dividing the stocks in the S&P 500 according to price-to-book ratios. The GROWTH INDEX contains stocks with higher price-to-book ratios, and the VALUE INDEX contains stocks with lower price-to-book ratios. Both indexes are market capitalization weighted.

MERRILL LYNCH MICRO-CAP INDEX
The MERRILL LYNCH MICRO-CAP INDEX represents the performance of 2,036 stocks ranging in market capitalization from $50 million to $220 million. Index returns are calculated monthly.

LONG-TERM U.S. GOVERNMENT BONDS
The total returns on long-term government bonds after 1977 are constructed with data from The Wall Street Journal and are calculated as the change in the flat price or and-interest price. From 1926 to 1976, data are obtained from the government bond file at the Center for Research in Security Prices (CRSP), Graduate School of Business, University of Chicago. Each year, a one-bond portfolio with a term of approximately 20 years and a reasonably current coupon was used and whose returns did not reflect potential tax benefits, impaired negotiability or special redemption or call privileges. Where callable bonds had to be used, the term of the bond was assumed to be a simple average of the maturity and first call dates minus the current date. The bond was "held" for the calendar year and returns were computed.

INTERMEDIATE-TERM U.S. GOVERNMENT BONDS
Total returns of intermediate-term government bonds after 1987 are calculated from The Wall Street Journal prices, using the change in flat price. Returns from 1934 to 1986 are obtained from the CRSP government bond file.

Each year, one-bond portfolios are formed, the bond chosen is the shortest noncallable bond with a maturity not less than five years, and this bond is "held" for the calendar year. Monthly returns are computed. (Bonds with impaired negotiability or special redemption privileges are omitted, as are partially or fully tax-exempt bonds starting with 1943.) From 1934 to 1942, almost all bonds with maturities near five years were partially or fully tax-exempt and were selected using the rules described above. Personal tax rates were generally low in that period, so that yields on tax-exempt bonds were similar to yields on taxable bonds. From 1926 to 1933, there are few bonds suitable for construction of a series with a five-year maturity. For this period, five-year bond yield estimates are used.

MORGAN STANLEY CAPITAL INTERNATIONAL ("MSCI")
MSCI's international indices are based on the share prices of approximately 1,700 companies listed on stock exchanges in the 22 countries that make up the MSCI World Index. MSCI's emerging market indices are comprised of approximately 1000 stocks from 26 countries.

Countries in the MSCI EAFE INDEX are: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Malaysia, Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland and United Kingdom.

Countries in the MSCI EMERGING MARKETS FREE INDEX are: Argentina, Brazil, Chile, China Free, Czech Republic, Colombia, Greece, Hungary, India, Indonesia Free, Israel, Jordan, Korea (at 50%), Malaysia Free, Mexico Free, Pakistan, Peru, Philippines Free, Poland, Portugal, South Africa, Sri Lanka, Taiwan (at 50%), Thailand Free, Turkey and Venezuela.

6-MONTH CDS
Data sources include the Federal Reserve Bulletin and The Wall Street Journal.

LONG-TERM U.S. CORPORATE BONDS
Since 1969, corporate bond total returns are represented by the Salomon Brothers Long-Term High-Grade Corporate Bond Index. As most large corporate bond transactions take place over the counter, a major dealer is the natural source of these data. The index includes nearly all Aaa- and Aa-rated bonds with at least 10 years to maturity. If a bond is downgraded during a particular month, its return for the month is included in the index before removing the bond from future portfolios.

From 1926 to 1968 the total returns were calculated by summing the capital appreciation returns and the income returns. For the period 1946 to 1968, Ibbotson and Sinquefield backdated the Salomon Brothers' index, using Salomon Brothers' monthly yield data with a methodology similar to that used by Salomon Brothers for 1969 to 1995. Capital appreciation returns were calculated from yields assuming (at the beginning of each monthly holding period) a 20-year maturity, a bond price equal to par, and a coupon equal to the beginning-of-period yield. For the period 1926 to 1945, Standard & Poor's monthly high-grade corporate composite yield data were used, assuming a 4% coupon and a 20-year maturity. The conventional present-value formula for bond price for the beginning and end-of-month prices was used. (This formula is presented in Ross, Stephen A., and Westerfield, Randolph W. Corporate Finance, Times Mirror/Mosby, St. Louis, 1990, p. 97 ["Level-Coupon Bonds"].) The monthly income return was assumed to be one-twelfth the coupon.

U.S. (30-DAY) TREASURY BILLS
For the U.S. TREASURY BILL INDEX, data from The Wall Street Journal are used after 1977; the CRSP government bond file is the source until 1976. Each month a one-bill portfolio containing the shortest-term bill having not less than one month to maturity is constructed. (The bill's original term to maturity is not relevant.) To measure holding period returns for the one-bill portfolio, the bill is priced as of the last trading day of the previous month-end and as of the last trading day of the current month.

NATIONAL ASSOCIATION OF REAL ESTATE INVESTMENT TRUSTS
("NAREIT")EQUITY REIT INDEX
All of the data are based upon the last closing price of the month for all tax-qualified REITs listed on the NYSE, AMEX and NASDAQ. The data are market-value-weighted. Prior to 1987 REITs were added to the index the January following their listing. Since 1987 newly formed or listed REITs are added to the total shares outstanding figure in the month that the shares are issued. Only common shares issued by the REIT are included in the index. The total return calculation is based upon the weighting at the beginning of the period. Only those REITs listed for the entire period are used in the total return calculation. Dividends are included in the month based upon their payment date. There is no smoothing of income.
Liquidating dividends, whether full or partial, are treated as income.

RUSSELL U.S. EQUITY INDEXES
The RUSSELL 3000(R) INDEX (the "Russell 3000") is comprised of the 3,000 largest U.S. companies as determined by market capitalization representing approximately 98% of the U.S. equity market. The average market capitalization is approximately $2.8 billion. The RUSSELL 2500TM INDEX measures performance of the 2,500 smallest companies in the Russell 3000. The average market capitalization is approximately $733.4 million, and the largest company in the index has an approximate market capitalization of $2.9 billion. The RUSSELL 2000(R) INDEX measures performance of the 2,000 smallest stocks in the Russell 3000; the largest company in the index has a market capitalization of approximately $1.1 billion. The RUSSELL 1000(R) INDEX (the "Russell 1000") measures the performance of the 1,000 largest companies in the Russell 3000. The average market capitalization is approximately $7.6 billion. The smallest company in the index has an approximate market capitalization of $1.1 billion. The RUSSELL MIDCAPTM INDEX measures performance of the 800 smallest companies in the Russell 1000. The largest company in the index has an approximate market capitalization of $8.0 billion.

The Russell indexes are reconstituted annually as of July 1, based on May 31 market capitalization rankings.

WILSHIRE REAL ESTATE SECURITIES INDEX
The WILSHIRE REAL ESTATE SECURITIES INDEX is a market capitalization weighted index of 120 publicly traded real estate securities, such as REITs, real estate operating companies ("REOCs") and partnerships.

The index contains performance data on five major categories of property: office, retail, industrial, apartment and miscellaneous. The companies in the index are 91.66% equity and hybrid REITs and 8.33% REOCs.

STANDARD & POOR'S MIDCAP 400 INDEX
The S&P 400 is a market-capitalization-weighted index. The performance data for the index were calculated by taking the stocks presently in the index and tracking them backward in time as long as there were prices reported. No attempt was made to determine what stocks "might have been" in the S&P 400 five or ten years ago had it existed. Dividends are reinvested on a monthly basis prior to June 30, 1991, and are reinvested daily thereafter.

LIPPER BALANCED FUNDS INDEX
This index represents equally weighted performance, adjusted for capital gains distributions and income dividends, of approximately 30 of the largest funds with a primary objective of conserving principal by maintaining at all times a balanced portfolio of stocks and bonds. Typically, the stock/bond ratio ranges around 60%/40%.

BANK SAVINGS ACCOUNT
Data sources include the U.S. League of Savings Institutions Sourcebook; average annual yield on savings deposits in FSLIC [FDIC] insured savings institutions for the years 1963 to 1987; and The Wall Street Journal thereafter.

Sources: Ibbotson Associates, Towers Data Systems, Lipper Analytical Services, Inc. Merrill Lynch and PGI

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT


                               Dow                                        S&P/          S&P/
                 S&P          Jones        U.S. Small                    BARRA          BARRA        Merrill Lynch
                 500        Industrial        Stock         U.S.          500            500           Micro-Cap
                             Average          Index       Inflation      Growth         Value            Index
----------------------------------------------------------------------------------------------------------------------
Dec 1925         N/A           N/A             N/A           N/A          N/A            N/A              N/A
Dec 1926        11.62          N/A            0.28          -1.49         N/A            N/A              N/A
Dec 1927        37.49          N/A            22.10         -2.08         N/A            N/A              N/A
Dec 1928        43.61         55.38           39.69         -0.97         N/A            N/A              N/A
Dec 1929        -8.42         -13.64         -51.36         0.20          N/A            N/A              N/A
Dec 1930        -24.90        -30.22         -38.15         -6.03         N/A            N/A              N/A
Dec 1931        -43.34        -49.02         -49.75         -9.52         N/A            N/A              N/A
Dec 1932        -8.19         -16.88          -5.39        -10.30         N/A            N/A              N/A
Dec 1933        53.99         73.72          142.87         0.51          N/A            N/A              N/A
Dec 1934        -1.44          8.08           24.22         2.03          N/A            N/A              N/A
Dec 1935        47.67         43.77           40.19         2.99          N/A            N/A              N/A
Dec 1936        33.92         30.23           64.80         1.21          N/A            N/A              N/A
Dec 1937        -35.03        -28.88         -58.01         3.10          N/A            N/A              N/A
Dec 1938        31.12         33.16           32.80         -2.78         N/A            N/A              N/A
Dec 1939        -0.41          1.31           0.35          -0.48         N/A            N/A              N/A
Dec 1940        -9.78         -7.96           -5.16         0.96          N/A            N/A              N/A
Dec 1941        -11.59        -9.88           -9.00         9.72          N/A            N/A              N/A
Dec 1942        20.34         14.13           44.51         9.29          N/A            N/A              N/A
Dec 1943        25.90         19.06           88.37         3.16          N/A            N/A              N/A
Dec 1944        19.75         17.19           53.72         2.11          N/A            N/A              N/A
Dec 1945        36.44         31.60           73.61         2.25          N/A            N/A              N/A
Dec 1946        -8.07         -4.40          -11.63         18.16         N/A            N/A              N/A
Dec 1947         5.71          7.61           0.92          9.01          N/A            N/A              N/A
Dec 1948         5.50          4.27           -2.11         2.71          N/A            N/A              N/A
Dec 1949        18.79         20.92           19.75         -1.80         N/A            N/A              N/A
Dec 1950        31.71         26.40           38.75         5.79          N/A            N/A              N/A
Dec 1951        24.02         21.77           7.80          5.87          N/A            N/A              N/A
Dec 1952        18.37         14.58           3.03          0.88          N/A            N/A              N/A
Dec 1953        -0.99          2.02           -6.49         0.62          N/A            N/A              N/A
Dec 1954        52.62         51.25           60.58         -0.50         N/A            N/A              N/A
Dec 1955        31.56         26.58           20.44         0.37          N/A            N/A              N/A
Dec 1956         6.56          7.10           4.28          2.86          N/A            N/A              N/A
Dec 1957        -10.78        -8.63          -14.57         3.02          N/A            N/A              N/A
Dec 1958        43.36         39.31           64.89         1.76          N/A            N/A              N/A
Dec 1959        11.96         20.21           16.40         1.50          N/A            N/A              N/A
Dec 1960         0.47         -6.14           -3.29         1.48          N/A            N/A              N/A
Dec 1961        26.89         22.60           32.09         0.67          N/A            N/A              N/A
Dec 1962        -8.73         -7.43          -11.90         1.22          N/A            N/A              N/A
Dec 1963        22.80         20.83           23.57         1.65          N/A            N/A              N/A

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                               Dow                                        S&P/          S&P/
                 S&P          Jones        U.S. Small                  BARRA 500        BARRA        Merrill Lynch
                 500        Industrial        Stock         U.S.         Growth          500           Micro-Cap
                             Average          Index       Inflation                     Value            Index
----------------------------------------------------------------------------------------------------------------------
Dec 1964        16.48         18.85           23.52         1.19          N/A            N/A              N/A
Dec 1965        12.45         14.39           41.75         1.92          N/A            N/A              N/A
Dec 1966        -10.06        -15.78          -7.01         3.35          N/A            N/A              N/A
Dec 1967        23.98         19.16           83.57         3.04          N/A            N/A              N/A
Dec 1968        11.06          7.93           35.97         4.72          N/A            N/A              N/A
Dec 1969        -8.50         -11.78         -25.05         6.11          N/A            N/A              N/A
Dec 1970         4.01          9.21          -17.43         5.49          N/A            N/A              N/A
Dec 1971        14.31          9.83           16.50         3.36          N/A            N/A              N/A
Dec 1972        18.98         18.48           4.43          3.41          N/A            N/A              N/A
Dec 1973        -14.66        -13.28         -30.90         8.80          N/A            N/A              N/A
Dec 1974        -26.47        -23.58         -19.95         12.20         N/A            N/A              N/A
Dec 1975        37.20         44.75           52.82         7.01         31.72          43.38             N/A
Dec 1976        23.84         22.82           57.38         4.81         13.84          34.93             N/A
Dec 1977        -7.18         -12.84          25.38         6.77         -11.82         -2.57             N/A
Dec 1978         6.56          2.79           23.46         9.03          6.78          6.16             27.76
Dec 1979        18.44         10.55           43.46         13.31        15.72          21.16            43.18
Dec 1980        32.42         22.17           39.88         12.40        39.40          23.59            32.32
Dec 1981        -4.91         -3.57           13.88         8.94         -9.81          0.02              9.18
Dec 1982        21.41         27.11           28.01         3.87         22.03          21.04            33.62
Dec 1983        22.51         25.97           39.67         3.80         16.24          28.89            42.44
Dec 1984         6.27          1.31           -6.67         3.95          2.33          10.52            -14.97
Dec 1985        32.16         33.55           24.66         3.77         33.31          29.68            22.89
Dec 1986        18.47         27.10           6.85          1.13         14.50          21.67             3.45
Dec 1987         5.23          5.48           -9.30         4.41          6.50          3.68             -13.84
Dec 1988        16.81         16.14           22.87         4.42         11.95          21.67            22.76
Dec 1989        31.49         32.19           10.18         4.65         36.40          26.13             8.06
Dec 1990        -3.17         -0.56          -21.56         6.11          0.20          -6.85            -29.55
Dec 1991        30.55         24.19           44.63         3.06         38.37          22.56            57.44
Dec 1992         7.67          7.41           23.35         2.90          5.07          10.53            36.62
Dec 1993         9.99         16.94           20.98         2.75          1.68          18.60            31.32
Dec 1994         1.31          5.06           3.11          2.67          3.13          -0.64             1.81
Dec 1995        37.43         36.84           34.46         2.54         38.13          36.99            30.70
Dec 1996        23.07         28.84           17.62         3.32         23.96          21.99            13.88
Dec 1997        33.36         24.88           22.78         1.92         36.52          29.98            24.61


                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                  Long-       Intermediate-      MSCI                      Long-
                  Term          Term U.S.        EAFE         6-         Term U.S.          U.S.
               U.S. Gov't      Government       (Net of      Month       Corporate         T-Bill
                  Bonds           Bonds         Taxes)        CDs          Bonds          (30-Day)
------------------------------------------------------------------------------------------------------
Dec 1925           N/A             N/A            N/A         N/A           N/A             N/A
Dec 1926          7.77            5.38            N/A         N/A           7.37            3.27
Dec 1927          8.93            4.52            N/A         N/A           7.44            3.12
Dec 1928          0.10            0.92            N/A         N/A           2.84            3.56
Dec 1929          3.42            6.01            N/A         N/A           3.27            4.75
Dec 1930          4.66            6.72            N/A         N/A           7.98            2.41
Dec 1931          -5.31           -2.32           N/A         N/A          -1.85            1.07
Dec 1932          16.84           8.81            N/A         N/A          10.82            0.96
Dec 1933          -0.07           1.83            N/A         N/A          10.38            0.30
Dec 1934          10.03           9.00            N/A         N/A          13.84            0.16
Dec 1935          4.98            7.01            N/A         N/A           9.61            0.17
Dec 1936          7.52            3.06            N/A         N/A           6.74            0.18
Dec 1937          0.23            1.56            N/A         N/A           2.75            0.31
Dec 1938          5.53            6.23            N/A         N/A           6.13           -0.02
Dec 1939          5.94            4.52            N/A         N/A           3.97            0.02
Dec 1940          6.09            2.96            N/A         N/A           3.39            0.00
Dec 1941          0.93            0.50            N/A         N/A           2.73            0.06
Dec 1942          3.22            1.94            N/A         N/A           2.60            0.27
Dec 1943          2.08            2.81            N/A         N/A           2.83            0.35
Dec 1944          2.81            1.80            N/A         N/A           4.73            0.33
Dec 1945          10.73           2.22            N/A         N/A           4.08            0.33
Dec 1946          -0.10           1.00            N/A         N/A           1.72            0.35
Dec 1947          -2.62           0.91            N/A         N/A          -2.34            0.50
Dec 1948          3.40            1.85            N/A         N/A           4.14            0.81
Dec 1949          6.45            2.32            N/A         N/A           3.31            1.10
Dec 1950          0.06            0.70            N/A         N/A           2.12            1.20
Dec 1951          -3.93           0.36            N/A         N/A          -2.69            1.49
Dec 1952          1.16            1.63            N/A         N/A           3.52            1.66
Dec 1953          3.64            3.23            N/A         N/A           3.41            1.82
Dec 1954          7.19            2.68            N/A         N/A           5.39            0.86
Dec 1955          -1.29           -0.65           N/A         N/A           0.48            1.57
Dec 1956          -5.59           -0.42           N/A         N/A          -6.81            2.46
Dec 1957          7.46            7.84            N/A         N/A           8.71            3.14
Dec 1958          -6.09           -1.29           N/A         N/A          -2.22            1.54
Dec 1959          -2.26           -0.39           N/A         N/A          -0.97            2.95
Dec 1960          13.78           11.76           N/A         N/A           9.07            2.66

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                  Long-       Intermediate-      MSCI                      Long-
                  Term          Term U.S.        EAFE         6-         Term U.S.          U.S.
               U.S. Gov't      Government       (Net of      Month       Corporate         T-Bill
                  Bonds           Bonds         Taxes)        CDs          Bonds          (30-Day)
------------------------------------------------------------------------------------------------------
Dec 1961          0.97            1.85            N/A         N/A           4.82            2.13
Dec 1962          6.89            5.56            N/A         N/A           7.95            2.73
Dec 1963          1.21            1.64            N/A         N/A           2.19            3.12
Dec 1964          3.51            4.04            N/A        4.17           4.77            3.54
Dec 1965          0.71            1.02            N/A        4.68          -0.46            3.93
Dec 1966          3.65            4.69            N/A        5.76           0.20            4.76
Dec 1967          -9.18           1.01            N/A        5.47          -4.95            4.21
Dec 1968          -0.26           4.54            N/A        6.45           2.57            5.21
Dec 1969          -5.07           -0.74           N/A        8.70          -8.09            6.58
Dec 1970          12.11           16.86         -11.66       7.06          18.37            6.52
Dec 1971          13.23           8.72           29.59       5.36          11.01            4.39
Dec 1972          5.69            5.16           36.35       5.39           7.26            3.84
Dec 1973          -1.11           4.61          -14.92       8.60           1.14            6.93
Dec 1974          4.35            5.69          -23.16       10.20         -3.06            8.00
Dec 1975          9.20            7.83           35.39       6.51          14.64            5.80
Dec 1976          16.75           12.87          2.54        5.22          18.65            5.08
Dec 1977          -0.69           1.41           18.06       6.11           1.71            5.12
Dec 1978          -1.18           3.49           32.62       10.21         -0.07            7.18
Dec 1979          -1.23           4.09           4.75        11.90         -4.18           10.38
Dec 1980          -3.95           3.91           22.58       12.33         -2.76           11.24
Dec 1981          1.86            9.45           -2.28       15.50         -1.24           14.71
Dec 1982          40.36           29.10          -1.86       12.18         42.56           10.54
Dec 1983          0.65            7.41           23.69       9.65           6.26            8.80
Dec 1984          15.48           14.02          7.38        10.65         16.86            9.85
Dec 1985          30.97           20.33          56.16       7.82          30.09            7.72
Dec 1986          24.53           15.14          69.44       6.30          19.85            6.16
Dec 1987          -2.71           2.90           24.63       6.59          -0.27            5.47
Dec 1988          9.67            6.10           28.27       8.15          10.70            6.35
Dec 1989          18.11           13.29          10.54       8.27          16.23            8.37
Dec 1990          6.18            9.73          -23.45       7.85           6.78            7.81
Dec 1991          19.30           15.46          12.13       4.95          19.89            5.60
Dec 1992          8.05            7.19          -12.17       3.27           9.39            3.51
Dec 1993          18.24           11.24          32.56       2.88          13.19            2.90
Dec 1994          -7.77           -5.14          7.78        5.40          -5.76            3.90
Dec 1995          31.67           16.80          11.21       5.21          27.20            5.60
Dec 1996          -0.93           2.10           6.05        5.21           1.40            5.21
Dec 1997          15.85           8.38           1.78        5.71          12.95            5.26

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                 NAREIT                                                   Lipper           MSCI
                 Equity       Russell       Wilshire                     Balanced        Emerging           Bank
                  REIT         2000       Real Estate        S&P           Fund          Markets          Savings
                 Index         Index       Securities        400           Index        Free Index        Account
-----------------------------------------------------------------------------------------------------------------------
Dec 1925          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1926          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1927          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1928          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1929          N/A           N/A           N/A            N/A            N/A            N/A              N/A
Dec 1930          N/A           N/A           N/A            N/A            N/A            N/A              5.30
Dec 1931          N/A           N/A           N/A            N/A            N/A            N/A              5.10
Dec 1932          N/A           N/A           N/A            N/A            N/A            N/A              4.10
Dec 1933          N/A           N/A           N/A            N/A            N/A            N/A              3.40
Dec 1934          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1935          N/A           N/A           N/A            N/A            N/A            N/A              3.10
Dec 1936          N/A           N/A           N/A             N/A            N/A            N/A              3.20
Dec 1937          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1938          N/A           N/A           N/A            N/A            N/A            N/A              3.50
Dec 1939          N/A           N/A           N/A            N/A            N/A            N/A              3.40
Dec 1940          N/A           N/A           N/A            N/A            N/A            N/A              3.30
Dec 1941          N/A           N/A           N/A            N/A            N/A            N/A              3.10
Dec 1942          N/A           N/A           N/A            N/A            N/A            N/A              3.00
Dec 1943          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1944          N/A           N/A           N/A            N/A            N/A            N/A              2.80
Dec 1945          N/A           N/A           N/A            N/A            N/A            N/A              2.50
Dec 1946          N/A           N/A           N/A            N/A            N/A            N/A              2.20
Dec 1947          N/A           N/A           N/A            N/A            N/A            N/A              2.30
Dec 1948          N/A           N/A           N/A            N/A            N/A            N/A              2.30
Dec 1949          N/A           N/A           N/A            N/A            N/A            N/A              2.40
Dec 1950          N/A           N/A           N/A            N/A            N/A            N/A              2.50
Dec 1951          N/A           N/A           N/A            N/A            N/A            N/A              2.60
Dec 1952          N/A           N/A           N/A            N/A            N/A            N/A              2.70
Dec 1953          N/A           N/A           N/A            N/A            N/A            N/A              2.80
Dec 1954          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1955          N/A           N/A           N/A            N/A            N/A            N/A              2.90
Dec 1956          N/A           N/A           N/A            N/A            N/A            N/A              3.00
Dec 1957          N/A           N/A           N/A            N/A            N/A            N/A              3.30
Dec 1958          N/A           N/A           N/A            N/A            N/A            N/A              3.38
Dec 1959          N/A           N/A           N/A            N/A            N/A            N/A              3.53
Dec 1960          N/A           N/A           N/A            N/A           5.77            N/A              3.86
Dec 1961          N/A           N/A           N/A            N/A           20.59           N/A              3.90

                  PERFORMANCE STATISTICS - TOTAL RETURN PERCENT

                 NAREIT                                                   Lipper          MSCI
                 Equity       Russell       Wilshire                     Balanced        Emerging           Bank
                  REIT         2000       Real Estate        S&P           Fund          Markets          Savings
                 Index         Index       Securities        400           Index        Free Index        Account
-----------------------------------------------------------------------------------------------------------------------
Dec 1962          N/A           N/A           N/A            N/A           -6.80           N/A              4.08
Dec 1963          N/A           N/A           N/A            N/A           13.10           N/A              4.17
Dec 1964          N/A           N/A           N/A            N/A           12.36           N/A              4.19
Dec 1965          N/A           N/A           N/A            N/A           9.80            N/A              4.23
Dec 1966          N/A           N/A           N/A            N/A           -5.86           N/A              4.45
Dec 1967          N/A           N/A           N/A            N/A           15.09           N/A              4.67
Dec 1968          N/A           N/A           N/A            N/A           13.97           N/A              4.68
Dec 1969          N/A           N/A           N/A            N/A           -9.01           N/A              4.80
Dec 1970          N/A           N/A           N/A            N/A           5.62            N/A              5.14
Dec 1971          N/A           N/A           N/A            N/A           13.90           N/A              5.30
Dec 1972          8.01          N/A           N/A            N/A           11.13           N/A              5.37
Dec 1973         -15.52         N/A           N/A            N/A          -12.24           N/A              5.51
Dec 1974         -21.40         N/A           N/A            N/A          -18.71           N/A              5.96
Dec 1975         19.30          N/A           N/A            N/A           27.10           N/A              6.21
Dec 1976         47.59          N/A           N/A            N/A           26.03           N/A              6.23
Dec 1977         22.42          N/A           N/A            N/A           -0.72           N/A              6.39
Dec 1978         10.34          N/A          13.04           N/A           4.80            N/A              6.56
Dec 1979         35.86         43.09         70.81           N/A           14.67           N/A              7.29
Dec 1980         24.37         38.58         22.08           N/A           19.70           N/A              8.78
Dec 1981          6.00         2.03           7.18           N/A           1.86            N/A             10.71
Dec 1982         21.60         24.95         24.47          22.68          30.63           N/A             11.19
Dec 1983         30.64         29.13         27.61          26.10          17.44           N/A              9.71
Dec 1984         20.93         -7.30         20.64           1.18          7.46            N/A              9.92
Dec 1985         19.10         31.05         22.20          35.58          29.83           N/A              9.02
Dec 1986         19.16         5.68          20.30          16.21          18.43           N/A              7.84
Dec 1987         -3.64         -8.77         -7.86          -2.03          4.13            N/A              6.92
Dec 1988         13.49         24.89         24.18          20.87          11.18          40.43             7.20
Dec 1989          8.84         16.24          2.37          35.54          19.70          64.96             7.91
Dec 1990         -15.35       -19.51         -33.46         -5.12          0.66           -10.55            7.80
Dec 1991         35.70         46.05         20.03          50.10          25.83          59.91             4.61
Dec 1992         14.59         18.41          7.36          11.91          7.46           11.40             2.89
Dec 1993         19.65         18.91         15.24          13.96          11.95          74.83             2.73
Dec 1994          3.17         -1.82          1.64          -3.57          -2.05          -7.32             4.96
Dec 1995         15.27         28.44         13.65          30.94          24.89          -5.21             5.24
Dec 1996         35.26         16.53         36.87          19.20          13.01           6.03             4.95
Dec 1997         20.29         22.36         19.80          32.26          20.05          -11.59            5.17


                                   APPENDIX C

                            OTHER PIONEER INFORMATION

The Pioneer group of mutual funds was established in 1928 with the creation of Pioneer Fund. Pioneer is one of the oldest and most experienced money managers in the United States.

As of December 31, 1997, PMC employed a professional investment staff of 58, with a combined average of 12 years' experience in the financial services industry.

Total  assets  of  all  Pioneer   mutual  funds  at  December  31,  1997,   were
approximately  $19.8  billion   representing   1,177,148   shareholder  accounts
consisting of 791,468 non-retirement accounts and 385,680 retirement accounts.

                                   PART C

                                OTHER INFORMATION


Item 24.  Financial Statements and Exhibits.

         (a)      Financial Statements:

                  The financial highlights of the Registrant for the fiscal year ended December 31, 1997 are included in Part A of the Registration Statement and the financial statements of the Registrant for the fiscal year ended December 31, 1997 are incorporated by reference into Part B of the Registration Statement from the 1997 Annual Report to Shareholders for dated December 31, 1997 (filed electronically on March 6, 1998; File No. 811-08786; Accession Number 0000930709-98-000006).

                  (b)      Exhibits:

                    1.1 Amended Agreement and Declaration of Trust of the Registrant.*

                    1.2      Amended Certificate of Trust of the
                             Registrant.*

                    1.3 Amendment to the Amended Agreement and Declaration of Trust of the
                             Registrant.1

                    2.       Amended By-Laws of the Registrant.*

                    3.       None.

                    4.       None.

     5.1 Management Contract between the Registrant, on behalf of each of its series other than Real Estate Growth Portfolio and Swiss Franc Bond Portfolio, and Pioneering Management Corporation.*

     5.2 Interim Management Contract between the Registrant, on behalf of Real Estate Growth Portfolio, and Pioneering Management Corporation.*

     5.3 Management Contract between the Registrant, on behalf of Real Estate Growth Portfolio, and Pioneering Management Corporation.*

     5.4 Form of Management Contract between the Registrant, on behalf of Swiss Franc Bond Portfolio, and Pioneering Management Corporation.*

     5.5 Subadvisory Agreement among Pioneering Management Corporation, Boston Financial Securities, Inc. and the Registrant on behalf of Real Estate Growth Portfolio.*

     5.6 Form of Management Contract between the Registrant, on behalf of Growth Shares Portfolio, and Pioneering Management Corporation.*

     5.7 Form of Management Contract between the Registrant, on behalf of Growth and Income Portfolio, and Pioneering Management Corporation.*

     6.  Underwriting   Agreement  between  the  Registrant  and  Pioneer  Funds
     Distributor, Inc.*

     7. None.

     8. Custody Agreement between the Registrant and Brown Brothers Harriman & Co.*

     9. Form of Investment Company Service Agreement between the Registrant and Pioneering Services Corporation.*

     10. None

     11. Consent of Independent Public Accountants.+

     12. None.

     13. Share Purchase Agreement.*

     14. None.

     15  None.

     16. None.

     17. Financial Data Schedule.+

     18. None.

     19. Powers of Attorney.*

--------------

    * Previously filed. Incorporated by reference from exhibits filed with previous amendments to the Registrant's Registration Statement.

    +    Filed herewith.


Item 25. Persons Controlled By or Under
         Common Control With Registrant.

         No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14% of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.


                                                   Owned By    Percent of Shares    State/Country of
                     Company                                                        Incorporation
Pioneering Management Corp. (PMC)                   PGI          100%                DE
Pioneer Funds Distributor, Inc. (PFD)               PMC          100%                MA
Pioneer Explorer, Inc. (PEI)                        PMC          100%                DE
Pioneer Fonds Marketing GmbH (GmbH)                 PFD          100%                Germany
Pioneer Forest, Inc. (PFI)                          PGI          100%                DE
CJSC "Forest-Starma" (Forest-Starma)                PFI          95%                 Russia
Pioneer Metals and Technology, Inc. (PMT)           PGI          100%                DE
Pioneer Capital Corp. (PCC)                         PGI          100%                DE
Pioneer SBIC Corp.                                  PCC          100%                MA
Pioneer Real Estate Advisors, Inc. (PREA)           PGI          100%                DE
Pioneer Management (Ireland) Ltd. (PMIL)            PGI          100%                Ireland
Pioneer Plans Corporation (PPC)                     PGI          100%                DE
PIOGlobal Corp. (PIOGlobal)                         PGI          100%                DE
Pioneer Investments Corp. (PIC)                     PGI          100%                MA
Pioneer Goldfields Holdings, Inc. (PGH)             PGI          100%                DE
Pioneer Goldfields Ltd. (PGL)                       PGH          100%                Guernsey
Teberebie Goldfields Ltd. (TGL)                     PGL          90%                 Ghana
Pioneer Omega, Inc. (Omega)                         PGI          100%                DE
Pioneer First Russia, Inc. (First Russia)           Omega        81.65%              DE
Pioneering Services Corp. (PSC)                     PGI          100%                MA
Pioneer International Corp. (PIntl)                 PGI          100%                DE
Pioneer First Polish Investment
Fund JSC, S.A. (First Polish)                       PIntl        100%                Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                                     PIntl        100%                Czech Republic

Registered investment companies that are parties to management contracts with
PMC:

Funds                                               Business Trust
Pioneer International Growth Fund                   MA
Pioneer World Equity Fund                           DE
Pioneer Europe Fund                                 MA
Pioneer Emerging Markets Fund                       DE
Pioneer India Fund                                  DE
Pioneer Growth Trust                                MA
Pioneer Mid-Cap Fund                                DE
Pioneer Growth Shares                               DE
Pioneer Small Company Fund                          DE
Pioneer Fund                                        DE
Pioneer II                                          DE
Pioneer Real Estate Shares                          DE
Pioneer Short-Term Income Trust                     MA
Pioneer America Income Trust                        MA
Pioneer Bond Fund                                   MA
Pioneer Balanced Fund                               DE
Pioneer Intermediate Tax-Free Fund                  MA
Pioneer Tax-Free Income Fund                        DE
Pioneer Money Market Trust                          DE
Pioneer Variable Contracts Trust                    DE
Pioneer Interest Shares                             DE
Pioneer Micro-Cap Fund                              DE

         The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                                   Trustee/
         Entity        Chairman    President       Director          Other
Pioneer mutual funds
                           X           X              X
PGL
                           X           X              X
PGI
                           X           X              X
PPC
                                       X              X
PIC
                                       X              X
PIntl
                                       X              X
PMT
                                       X              X
Omega
                                       X              X
PIOGlobal
                                       X              X
First Russia
                                       X              X
PCC
                                                      X
PSC
                                                      X
PMIL
                                                      X
PEI
                                                      X
PFI
                                                      X
PREA
                                                      X
Forest-Starma
                                                      X
PMC
                           X                          X
PFD
                           X                          X
TGL
                           X                          X
First Polish
                                                              Chairman of
                                                              Supervisory Board

GmbH                                                          Chairman of
                                                              Supervisory Board

Pioneer Czech                                                 Chairman of
                                                              Supervisory Board

Hale and Dorr LLP                                             Partner



Item 26.  Number of Holders of Securities.


        As of March 31, 1998, the number of record holders of securities of each series of the Registrant were as follows:

                                                        Number of
                  Title of Class                        Record Holders

           International Growth Portfolio                   2

           Capital Growth Portfolio                         2

           Growth Shares Portfolio                          2

           Real Estate Growth Portfolio                     2

           Growth and Income Portfolio                      2

           Equity-Income Portfolio                          2

           Balanced Portfolio                               2

           Swiss Franc Bond Portfolio                       2

           America Income Portfolio                         2

           Money Market Portfolio                           2

Item 27. Indemnification.

        Except for the Agreement and Declaration of Trust dated September 16, 1994, as amended January 25, 1995 (the "Declaration"), establishing the Registrant as a business trust under Delaware law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

        Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "Act"), may be available to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 28. Business and Other Connections of Investment Adviser.

        The business and other connections of the officers and directors of the Registrant's investment manager, Pioneering Management Corporation, are listed on the Form ADV of Pioneering Management Corporation as currently on file with the Commission (File No. 801-8255). The business and other connections of the officers and directors of Real Estate Growth Portfolio's subadviser, Boston Financial Securities Inc., are listed on the Form ADV of Boston Financial Securities, Inc. as currently on file with the Commission (File No. 801-3170). The following sections of both such Form ADVs are incorporated herein by reference:

                           (a)      Items 1 and 2 of Part 2;

                           (b)      Section 6, Business Background, of Schedule
                                    D.


Item 29. Principal Underwriter

(a)  See Item 25 above.

(b) Directors and Officers of PFD:

                        Positions and Offices         Positions and Offices
         Name               with Underwriter              with Registrant

John F. Cogan, Jr.          Director and Chairman          Chairman of the
                                                           Board, President
                                                           and Trustee

Robert L. Butler            Director and President         None

David D. Tripple            Director                       Executive Vice
                                                           President and
                                                           Trustee

Steven M. Graziano          Senior Vice President          None

Stephen W. Long             Senior Vice President          None

Barry G. Knight             Vice President                 None

William A. Misata           Vice President                 None

Anne W. Patenaude           Vice President                 None

Elizabeth B. Bennett        Vice President                 None

Gail A. Smyth               Vice President                 None

Constance D. Spiros         Vice President                 None

Marcy L. Supovitz           Vice President                 None

Mary Kleeman                Vice President                 None

Steven R. Berke             Assistant Vice President       None

Steven H. Forss             Assistant Vice President       None

Mary Sue Hoban              Assistant Vice President       None

Debra A. Levine             Assistant Vice President       None

Junior Roy McFarland        Assistant Vice President       None

Marie E. Moynihan           Assistant Vice President       None

William H. Keough           Treasurer                      Treasurer

Roy P. Rossi                Assistant Treasurer            None

Joseph P. Barri             Clerk                          Secretary

Robert P. Nault             Assistant Clerk                Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.


                  (c)      Not applicable.


Item 30. Location of Accounts and Records

                  The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.

Item 31. Management Services

                  The Registrant is not a party to any management-related service contract, except as described in the Prospectus and the Statement of Additional Information.

Item 32. Undertakings

                  (a)      Not applicable.

                  (b) The Registrant undertakes to file an additional post-effective amendment, using financial statements for Growth Shares Portfolio and Growth and Income Portfolio which need not be certified, within four to six months from the later of the effective date of this Registration Statement or the commencement of operations.

                  (c) The Registrant undertakes to deliver, or cause to be delivered, with the Registrant's prospectus to each person to whom such prospectus is sent or given a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the Investment Company Act of 1940, as amended, from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in its prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 7 (the "Amendment") to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 30th day of April, 1998.

                                        PIONEER VARIABLE CONTRACTS TRUST


                                               By: /s/John F. Cogan, Jr.
                                                   John F. Cogan, Jr.
                                                   Chairman of the Board
                                                   and President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 7 to the Registrant's Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:

  Signature                             Title                   Date


/s/John F. Cogan, Jr.                                )      April 30, 1998
-------------------------                            )
John F. Cogan, Jr.           Chairman of the Board   )
                             and President           )
                             (Principal Executive    )
                             Officer)                )
                                                     )
                                                     )
/s/William H. Keough                                 )
--------------------------                           )
William H. Keough            Treasurer (Principal    )
                             Financial and Accounting)
                             Officer)                )
                                                     )
Trustees:                                            )
                                                     )
                                                     )
                                                     )
/s/John F. Cogan, Jr.                                )
John F. Cogan, Jr.                                   )

Richard H. Egdahl, M.D.*                             )
Richard H. Egdahl, M.D.                              )
                                                     )
                                                     )
Marguerite A. Piret*                                 )
Marguerite A. Piret                                  )
                                                     )
                                                     )
David D. Tripple*                                    )
David D. Tripple                                     )
                                                     )
                                                     )
Stephen K. West*                                     )
Stephen K. West                                      )


*By: /s/John F. Cogan, Jr.                     Dated:  April 30, 1998
    --------------------------------
    John F. Cogan, Jr.
    Attorney-in-fact

                                  Exhibit Index

Exhibit
Number   Document Title

11.   Consent of Independent Public Accountants.

27.   Financial Data Schdules